UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8009

                           PBHG Insurance Series Fund
               (Exact name of registrant as specified in charter)
                                    --------


                            1400 Liberty Ridge Drive
                                 Wayne, PA 19087
               (Address of principal executive offices) (Zip code)

                                Harold J. Baxter
                    1400 Liberty Ridge Drive, Wayne, PA 19087
                     (Name and address of agent for service)

                                   Copies to:

--------------------------------              ---------------------------------
   William H. Rheiner, Esq.                        John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll             Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                   1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                         Wayne, PA 19087
        (215) 864-8600                                (610) 341-9000
--------------------------------              ---------------------------------

       Registrant's telephone number, including area code: 1-800-433-0051

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003

Item 1.    Reports to Stockholders.

[LOGO OMITTED]
PBHG
FUNDS

INSURANCE SERIES FUND
SEMI-ANNUAL REPORT JUNE 30, 2003





o PBHG GROWTH II PORTFOLIO
o PBHG LARGE CAP GROWTH PORTFOLIO
o PBHG MID-CAP PORTFOLIO
o PBHG SELECT 20 PORTFOLIO
o PBHG SELECT VALUE PORTFOLIO
o PBHG SMALL CAP GROWTH PORTFOLIO
o PBHG SMALL CAP PORTFOLIO
o PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

Dear Shareholder:

While the six month period ended June 30, 2003 began marked by fear of the potential military action in Iraq, which was realized in March, the market picked up its pace in the latter part of the period, as it discounted near-term fears including the Iraqi war, SARS, deflation, and disappointing employment data. The Portfolio finished the period in positive territory returning 11.51%; however, it underperformed its benchmark, the Russell Midcap(R) Growth Index, which returned 18.74%.

PERFORMANCE DISCUSSION

The services sector was a strong area of outperformance for the Portfolio relative to the benchmark. While we reduced our overall exposure to this sector during the period, we stood by some of our past winners in education, namely Apollo Group and Career Education. The health care sector also made significant positive contributions to the Portfolio's overall performance. Strong performers included Mid Atlantic Medical Services, Gilead Sciences, and Express Scripts. However, our exposure in this area was reduced substantially during the period, as we trimmed or eliminated a number of larger positions where we felt the growth outlook had become less certain.

Technology proved to be our weakest sector relative to the benchmark early in the period. Skepticism surrounding fundamentals and growth expectations for many technology names resulted in further P/E compression. However, as we entered the second quarter, performance in the technology sector improved. The Portfolio's weighting in this area increased substantially during this time due to a combination of stock performance and new investments. For example, strong performance for technology holdings Broadcom, Amdocs Limited, and Marvell Technology Group helped build our overweight position in this sector. Unfortunately, stock selection hurt our overall performance in the technology sector relative to the benchmark. Similar results occurred in the consumer cyclical sector. Cree and Fox Entertainment detracted the most from these segments, respectively, as they were both affected by one-time events which we believe had no impact on their business fundamentals.

The Portfolio continues to increase its exposure to companies with improving outlooks that we believe will culminate in higher growth relative to expectations. The Portfolio's increase in technology is evidence of our belief that there is a technology spending recovery underway, which will create incremental growth opportunities. The continued solid performance by so many technology companies gives us reason to be encouraged despite the continued lack of visibility and tepid enterprise spending environment. For this reason, technology is the area of greatest interest to us in terms of investment opportunities. It appears likely that the demand for portable and broadband technologies is finally being met with products and services that satisfy the needs of users and we believe this could potentially be the impetus to drive growth for many years.

LOOKING FORWARD

Furthermore, signs of acceleration in the previously slow-moving economic recovery may create further optimism that corporate spending will increase. Since individual consumers have created much of the recent demand for technology, the addition of incremental corporate spending could accelerate the near-term growth rates for this sector in our opinion.

While it is impossible to predict the direction of the stock market in the second half of the year, the dramatic shift in investor sentiment and budding signs of an economic recovery are encouraging. We believe the Portfolio is well-positioned to take advantage of compelling buying opportunities in companies that we expect to continue to surpass the market's expectations. We will continue to search for companies that have strong fundamentals, earnings acceleration, and the most potential for upside surprises.

Sincerely,

/S/ Gary L. Pilgrim

Gary L. Pilgrim, CFA
Portfolio Manager

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO                                            (UNAUDITED)


------------------------------------------------------------------------------------
               AVERAGE ANNUALTOTAL RETURN 1 AS OF JUNE 30, 2003
------------------------------------------------------------------------------------
                                                Annualized  Annualized   Annualized
                              Six    One Year   Three Year   Five Year  Inception to
                            Months 2  Return      Return      Return       Date 3
------------------------------------------------------------------------------------
PBHG Growth II Portfolio     11.51%   (6.94)%    (31.57)%     (5.61)%     (1.92)%
------------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG GROWTH II
             PORTFOLIO VERSUS THE RUSSELL MIDCAP(R) GROWTH INDEX AND
                    THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                            PBHG GROWTH II                          RUSSELL MIDCAP                        RUSSELL MID-CAP GROWTH
                               PORTFOLIO                             GROWTH INDEX                               FUNDS AVERAGE
4/30/97                          10,000                                  10,000                                     10,000
5/31/97                          10,090                                  10,896                                     11,062
6/30/97                          10,450                                  11,198                                     11,511
7/31/97                          11,300                                  12,269                                     12,446
8/31/97                          10,960                                  12,150                                     12,400
9/30/97                          11,440                                  12,765                                     13,288
10/31/97                         10,830                                  12,125                                     12,633
11/30/97                         10,580                                  12,253                                     12,547
12/31/97                         10,750                                  12,414                                     12,680
1/31/98                          10,380                                  12,190                                     12,492
2/28/98                          11,250                                  13,336                                     13,621
3/31/98                          11,710                                  13,895                                     14,306
4/30/98                          12,140                                  14,084                                     14,448
5/31/98                          11,240                                  13,505                                     13,694
6/30/98                          11,840                                  13,887                                     14,305
7/31/98                          10,950                                  13,292                                     13,568
8/31/98                           8,430                                  10,755                                     10,791
9/30/98                           9,320                                  11,569                                     11,581
10/31/98                          9,720                                  12,420                                     12,143
11/30/98                         10,240                                  13,258                                     13,037
12/31/98                         11,630                                  14,631                                     14,601
1/31/99                          12,620                                  15,070                                     15,083
2/28/99                          11,490                                  14,333                                     14,058
3/31/99                          12,460                                  15,131                                     14,983
4/30/99                          13,380                                  15,821                                     15,625
5/31/99                          13,190                                  15,617                                     15,586
6/30/99                          14,550                                  16,707                                     16,769
7/31/99                          14,550                                  16,175                                     16,519
8/31/99                          15,170                                  16,007                                     16,448
9/30/99                          15,370                                  15,871                                     16,619
10/31/99                         16,850                                  17,098                                     18,019
11/30/99                         18,550                                  18,869                                     20,006
12/31/99                         23,050                                  22,136                                     23,575
1/31/2000                        22,990                                  22,132                                     23,205
2/29/2000                        31,010                                  26,784                                     28,631
3/31/2000                        27,110                                  26,812                                     27,711
4/30/2000                        23,510                                  24,209                                     25,215
5/31/2000                        21,420                                  22,445                                     23,263
6/30/2000                        27,680                                  24,826                                     26,336
7/31/2000                        25,960                                  23,254                                     25,496
8/31/2000                        31,340                                  26,761                                     28,859
9/30/2000                        29,655                                  25,453                                     27,907
10/31/2000                       24,772                                  23,711                                     25,981
11/30/2000                       17,834                                  18,558                                     21,336
12/31/2000                       19,207                                  19,536                                     22,823
1/31/2001                        19,746                                  20,651                                     23,220
2/28/2001                        14,517                                  17,079                                     19,964
3/31/2001                        11,669                                  14,635                                     17,718
4/30/2001                        14,049                                  17,074                                     20,054
5/31/2001                        13,836                                  16,994                                     20,050
6/30/2001                        14,009                                  17,003                                     19,953
7/31/2001                        12,859                                  15,857                                     18,876
8/31/2001                        11,536                                  14,707                                     17,541
9/30/2001                         9,787                                  12,277                                     15,026
10/31/2001                       10,336                                  13,567                                     15,992
11/30/2001                       11,089                                  15,028                                     17,324
12/31/2001                       11,435                                  15,599                                     17,993
1/31/2002                        10,916                                  15,092                                     17,453
2/28/2002                        10,021                                  14,237                                     16,533
3/31/2002                        10,682                                  15,323                                     17,600
4/30/2002                        10,723                                  14,512                                     17,016
5/31/2002                        10,275                                  14,079                                     16,471
6/30/2002                         9,532                                  12,525                                     15,025
7/31/2002                         8,586                                  11,308                                     13,458
8/31/2002                         8,373                                  11,269                                     13,327
9/30/2002                         7,955                                  10,374                                     12,454
10/31/2002                        8,230                                  11,177                                     13,128
11/30/2002                        8,484                                  12,052                                     13,862
12/31/2002                        7,955                                  11,324                                     12,987
1/31/2003                         7,884                                  11,213                                     12,812
2/28/2003                         7,711                                  11,115                                     12,610
3/31/2003                         7,793                                  11,322                                     12,786
4/30/2003                         8,189                                  12,093                                     13,672
5/31/2003                         8,800                                  13,257                                     14,810
6/30/2003                         8,871                                  13,446                                     15,045

1 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT
  RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG GROWTH II PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Growth II Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Growth II Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The performance results are subject to change since June 30, 2003.
2 The six month return has not been annualized.
3 PBHG Growth II Portfolio commenced operations on April 30, 1997.
4 For more information on the Russell Midcap(R) Growth Index please see the PBHG
  Disclosure Notes on page 13.
5 For more information on the Lipper Mid-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 13.

SECTOR WEIGHTINGS AT JUNE 30, 2003

[PIE CHART]

Consumer Cyclical      (13%)
Consumer Non-Cyclical   (1%)
Energy                  (6%)
Financial               (5%)
Health Care            (23%)
Industrial              (8%)
Services               (18%)
Technology             (26%)
% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2003

Apollo Group, Cl A                                           2.9%
Career Education                                             2.2%
Coventry Health Care                                         2.1%
Education Management                                         2.0%
Express Scripts, Cl A                                        2.0%
Corporate Executive Board                                    2.0%
Corinthian Colleges                                          1.9%
Adtran                                                       1.8%
Coach                                                        1.8%
QLogic                                                       1.8%
-----------------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS                            20.5%

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF NET ASSETS
As of June 30, 2003 (Unaudited)

----------------------------------------------------------------------
                                                             Market
Description                                    Shares      Value (000)
----------------------------------------------------------------------
COMMON STOCK -- 93.6%
CONSUMER CYCLICAL -- 11.7%
APPAREL MANUFACTURERS -- 2.4%
Coach*                                         28,200        $1,403
Columbia Sportswear*                            8,500           437
                                                            ----------
                                                              1,840
----------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.6%
Amazon.com*                                    13,000           474
                                                            ----------
                                                                474
----------------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 0.4%
Timberland, Cl A*                               6,000           317
                                                            ----------
                                                                317
----------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.2%
Christopher & Banks*                            5,000           185
                                                            ----------
                                                                185
----------------------------------------------------------------------
RETAIL-BEDDING -- 0.4%
Bed Bath & Beyond*                              9,000           349
                                                            ----------
                                                                349
----------------------------------------------------------------------
RETAIL-DISCOUNT -- 1.4%
Family Dollar Stores                           28,400         1,083
                                                            ----------
                                                              1,083
----------------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 0.9%
Cost Plus*                                     19,000           678
                                                            ----------
                                                                678
----------------------------------------------------------------------
RETAIL-MAIL ORDER -- 0.4%
Williams-Sonoma*                               10,000           292
                                                            ----------
                                                                292
----------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.6%
Staples*                                       23,500           431
                                                            ----------
                                                                431
----------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.1%
Applebee's International                       14,000           440
Brinker International*                         17,800           641
PF Chang's China Bistro*                       11,000           542
                                                            ----------
                                                              1,623
----------------------------------------------------------------------
RETAIL-VARIETY STORE -- 1.3%
99 Cents Only Stores*                          28,500           978
                                                            ----------
                                                                978
----------------------------------------------------------------------
TOYS -- 1.0%
Leapfrog Enterprises*                          25,500           811
                                                            ----------
                                                                811
                                                            ----------
TOTAL CONSUMER CYCLICAL (COST $7,756)                         9,061
                                                            ----------
----------------------------------------------------------------------


----------------------------------------------------------------------
                                                             Market
Description                                    Shares      Value (000)
----------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.3%
FOOD-CONFECTIONERY -- 0.4%
WM Wrigley Jr.                                  6,000        $  337
                                                            ----------
                                                                337
----------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.9%
Performance Food Group*                        18,200           674
                                                            ----------
                                                                674
                                                            ----------
TOTAL CONSUMER NON-CYCLICAL (COST $918)                       1,011
                                                            ----------
----------------------------------------------------------------------

ENERGY -- 6.1%
OIL & GAS DRILLING -- 2.3%
Nabors Industries*^                            27,000         1,068
Pride International*                           38,000           715
                                                            ----------
                                                              1,783
----------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 2.0%
FMC Technologies*                              50,200         1,057
Smith International*                           13,500           496
                                                            ----------
                                                              1,553
----------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.8%
BJ Services*                                   17,300           646
Varco International*                           35,400           694
                                                            ----------
                                                              1,340
                                                            ----------
TOTAL ENERGY (COST $4,520)                                    4,676
                                                            ----------
----------------------------------------------------------------------
FINANCIAL -- 4.6%
FINANCE-MORTGAGE LOAN/BANKER -- 1.2%
Countrywide Credit                             13,500           939
                                                            ----------
                                                                939
----------------------------------------------------------------------
INSURANCE BROKERS -- 1.4%
Brown & Brown                                  32,000         1,040
                                                            ----------
                                                              1,040
----------------------------------------------------------------------
REINSURANCE -- 0.4%
Everest Re Group                                4,500           345
                                                            ----------
                                                                345
----------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.6%
New York Community Bancorp                     41,600         1,210
                                                            ----------
                                                              1,210
                                                            ----------
TOTAL FINANCIAL (COST$                          3,136)        3,534
                                                            ----------
----------------------------------------------------------------------
HEALTH CARE -- 21.1%
DENTAL SUPPLIES & EQUIPMENT -- 0.7%
Dentsply International                         14,000           573
                                                            ----------
                                                                573
                                                            ----------
----------------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 1.2%
Gen-Probe*                                     23,100           944
                                                            ----------
                                                                944
----------------------------------------------------------------------

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

-------------------------------------------------------------------------
                                                                 Market
Description                                        Shares      Value (000)
-------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.8%
Renal Care Group*                                  17,000        $  599
                                                                ---------
                                                                    599
MEDICAL INSTRUMENTS -- 0.5%
-------------------------------------------------------------------------
St. Jude Medical*                                   7,000           403
                                                                ---------
                                                                    403
-------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.9%
Cooper                                             16,300           567
Varian Medical Systems*                            15,900           915
                                                                ---------
                                                                  1,482
-------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
Martek Biosciences*                                 9,500           408
                                                                ---------
                                                                    408
-------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.9%
American Pharmaceutical Partners*                  10,500           356
SICOR*                                             52,700         1,072
                                                                ---------
                                                                  1,428
-------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.1%
Taro Pharmaceutical Industries*^^                  15,000           823
                                                                ---------
                                                                    823
-------------------------------------------------------------------------
MEDICAL-HMO -- 4.2%
Coventry Health Care*                              34,900         1,611
Mid Atlantic Medical Services*                     19,200         1,004
Wellpoint Health Networks*                          7,500           632
                                                                ---------
                                                                  3,247
-------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.6%
Odyssey HealthCare*                                32,350         1,197
                                                                ---------
                                                                  1,197
-------------------------------------------------------------------------
PHARMACY SERVICES -- 3.6%
Caremark Rx*                                       47,800         1,227
Express Scripts, Cl A*                             22,700         1,551
                                                                ---------
                                                                  2,778
-------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 1.6%
Resmed*                                            20,000           784
Respironics*                                       12,500           469
                                                                ---------
                                                                  1,253
-------------------------------------------------------------------------
THERAPEUTICS -- 1.5%
Gilead Sciences*                                   20,500         1,139
                                                                ---------
                                                                  1,139
                                                                ---------
TOTAL HEALTH CARE (COST $ 11,591)                                16,274
                                                                ---------
-------------------------------------------------------------------------
INDUSTRIAL -- 7.2%
BATTERIES/BATTERY SYSTEMS -- 1.4%
Wilson Greatbatch Technologies*                    29,500         1,065
                                                                ---------
                                                                  1,065
-------------------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 0.5%
Chicago Bridge & Iron^^^                           17,000           386
                                                                ---------
                                                                    386
-------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                                 Market
Description                                        Shares      Value (000)
-------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.8%
Jabil Circuit*                                     26,500        $  586
                                                                ---------
                                                                    586
-------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.9%
Flir Systems*                                      23,000           693
                                                                ---------
                                                                    693
-------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.4%
Jacobs Engineering Group*                           8,100           341
                                                                ---------
                                                                    341
-------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.6%
Pall                                               22,500           506
                                                                ---------
                                                                    506
-------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 1.3%
Stericycle*                                        25,400           977
                                                                ---------
                                                                    977
-------------------------------------------------------------------------
MACHINERY-PRINT TRADE -- 1.3%
Zebra Technologies, Cl A*                          13,400         1,008
                                                                ---------
                                                                  1,008
                                                                ---------
TOTAL INDUSTRIAL (COST $4,916)                                    5,562
                                                                ---------
-------------------------------------------------------------------------
SERVICES -- 17.0%
ADVERTISING SERVICES -- 1.2%
Getty Images*                                      23,400           967
                                                                ---------
                                                                    967
-------------------------------------------------------------------------
COMPUTER SERVICES -- 0.5%
Cognizant Technology Solutions*                    15,000           365
                                                                ---------
                                                                    365
-------------------------------------------------------------------------
CONSULTING SERVICES -- 3.6%
Advisory Board*                                    11,500           466
Corporate Executive Board*                         38,000         1,540
FTI Consulting*                                    31,750           793
                                                                ---------
                                                                  2,799
-------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 0.7%
InterActiveCorp*                                   13,000           514
                                                                ---------
                                                                    514
-------------------------------------------------------------------------
SCHOOLS -- 10.2%
Apollo Group, Cl A*                                36,900         2,279
Career Education*                                  24,870         1,702
Corinthian Colleges*                               30,520         1,482
Education Management*                              29,300         1,558
University of Phoenix Online*                      16,900           857
                                                                ---------
                                                                  7,878
-------------------------------------------------------------------------
SECURITY SERVICES -- 0.8%
Kroll*                                             21,500           582
                                                                ---------
                                                                    582
                                                                ---------
TOTAL SERVICES (COST $8,783)                                     13,105
-------------------------------------------------------------------------

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

--------------------------------------------------------------------------------
                                                                        Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------

TECHNOLOGY -- 24.6%
APPLICATIONS SOFTWARE -- 0.4%
Pinnacle Systems*                                         29,000        $   310
                                                                        --------
                                                                            310
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.3%
Avid Technology*                                           7,000            246
                                                                        --------
                                                                            246
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.7%
NetScreen Technologies*                                   24,500            553
                                                                        --------
                                                                            553
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.1%
Cray*                                                    103,200            815
                                                                        --------
                                                                            815
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.5%
Network Appliance*                                        44,000            713
Seagate Technology*+                                      25,500            450
                                                                        --------
                                                                          1,163
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.0%
Documentum*                                               43,400            854
Legato Systems*                                            7,500             63
Veritas Software*                                         23,000            659
                                                                        --------
                                                                          1,576
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.4%
Altera*                                                   21,600            354
Broadcom, Cl A*                                           25,400            633
Cree*                                                     28,900            470
PMC - Sierra*                                             44,000            516
QLogic*                                                   28,800          1,392
                                                                        --------
                                                                          3,365
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 1.0%
Synopsys*                                                 12,100            748
                                                                        --------
                                                                            748
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.2%
Foundry Networks*                                         64,500            929
Juniper Networks*                                         63,000            779
                                                                        --------
                                                                          1,708
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 3.1%
Emulex*                                                    9,300            212
GlobespanVirata*                                          37,500            309
Marvell Technology Group*++                               38,500          1,323
Power Integrations*                                       23,500            572
                                                                        --------
                                                                          2,416
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 3.1%
KLA-Tencor*                                               14,500            674
Lam Research*                                             37,300            679
Novellus Systems*                                         18,500            678
Varian Semiconductor Equipment Associates*                11,600            345
                                                                        --------
                                                                          2,376
--------------------------------------------------------------------------------


----------------------------------------------------------------------------
                                                Shares/Face         Market
Description                                    Amount (000)      Value (000)
----------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 2.3%
Adtran*                                            27,500         $   1,411
Comverse Technology*                               22,500               338
                                                                  ----------
                                                                      1,749
----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.5%
Amdocs Limited*                                    48,500             1,164
                                                                  ----------
                                                                      1,164
----------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.6%
Macromedia*                                        21,500               452
                                                                  ----------
                                                                        452
----------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.4%
United Online*                                     12,500               317
                                                                  ----------
                                                                        317
                                                                  ----------
TOTAL TECHNOLOGY (COST $15,696)                                      18,958
                                                                  ----------
TOTAL COMMON STOCK (COST $57,316)                                    72,181
                                                                  ----------
----------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 7.3%
Morgan Stanley
   1.08%, dated 06/30/03, matures
   07/01/03, repurchase price 51,070
   (collateralized by U.S. Government
   Obligations: total market value
   $5,764,011) (A)                              $   5,651             5,651
                                                                  ----------
TOTAL REPURCHASE AGREEMENT (COST $5,651)                              5,651
                                                                  ----------
TOTAL INVESTMENTS-- 100.9% (COST $62,967)                            77,832
                                                                  ----------


----------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.9%)
Payable for investment advisory fees                                    (55)
Payable for administrative fees                                         (10)
Payable for investment securities purchased                          (1,253)
Other assets and liabilities, net                                       586
                                                                  ----------
TOTAL OTHER ASSETS AND                                                 (732)
                                                                  ----------
----------------------------------------------------------------------------
LIABILITIES, NET

NET ASSETS:
Paid-in-capital ($0.001 par value) based on
   8,839,318 outstanding shares of beneficial interest              340,786
Accumulated net investment loss                                        (327)
Accumulated net realized loss on investments                       (278,224)
Net unrealized appreciation on investments                           14,865

TOTAL NET ASSETS-- 100.0%                                         $  77,100
                                                                  ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                $    8.72
                                                                  ----------

* Non-income producing security.
^ -- Bermuda domiciled security traded on the New York Stock Exchange.
^^ -- Israel domiciled security traded on the Nasdaq Stock Market.
^^^ -- Netherlands domiciled security traded on the New York Stock Exchange. + -- Cayman Islands domiciled security traded on the New York Stock Exchange. ++ -- Bermuda domiciled security traded on the Nasdaq Stock Market.
(A) -- Tri-party repurchase agreement
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF OPERATIONS (000)
For the six month period ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
   Dividends ........................................................  $     52
   Interest .........................................................        33
                                                                       ---------
     Total Investment Income ........................................        85
                                                                       ---------
EXPENSES:
   Investment Advisory Fees .........................................       311
   Administrative Fees ..............................................        55
   Printing Fees ....................................................        13
   Transfer Agent Fees ..............................................        12
   Professional Fees ................................................         7
   Trustees' Fees ...................................................         5
   Custodian Fees ...................................................         4
   Other Fees .......................................................         5
                                                                       ---------
        Net Expenses ................................................       412
                                                                       ---------
NET INVESTMENT LOSS .................................................      (327)
                                                                       ---------
Net Realized Loss from Security Transactions ........................    (1,376)
Net Change in Unrealized Appreciation on Investments ................     9,676
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .....................     8,300
                                                                       ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................  $  7,973
                                                                       ---------


The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended June 30, 2003 (Unaudited) and the year ended December 31, 2002, respectively

                                                                                    01/01/03               01/01/02
                                                                                       to                     to
                                                                                    06/30/03               12/31/02
                                                                                   ---------              ---------
INVESTMENT ACTIVITIES:
   Net Investment Loss ...............................................             $    (327)             $    (926)
   Net Realized Loss from Security Transactions ......................                (1,376)               (28,172)
   Net Change in Unrealized Appreciation (Depreciation) on Investments                 9,676                (11,208)
                                                                                   ---------              ---------
   Net Increase (Decrease) in Net Assets Resulting from Operations ...                 7,973                (40,306)
                                                                                   ---------              ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued .....................................................                13,939                 24,311
   Shares Redeemed ...................................................               (21,233)               (61,680)
                                                                                   ---------              ---------
   Decrease in Net Assets Derived from Capital Share Transactions ....                (7,294)               (37,369)
                                                                                   ---------              ---------
   Total Increase (Decrease) in Net Assets ...........................                   679                (77,675)
                                                                                   ---------              ---------
NET ASSETS:
   Beginning of Period ...............................................                76,421                154,096
                                                                                   ---------              ---------
   End of Period .....................................................             $  77,100              $  76,421
                                                                                   ---------              ---------
SHARES ISSUED AND REDEEMED:
   Shares Issued .....................................................                 1,729                  2,608
   Shares Redeemed ...................................................                (2,659)                (6,545)
                                                                                   ---------              ---------
   Decrease in Shares Outstanding ....................................                  (930)                (3,937)
                                                                                   ---------              ---------


The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Fiscal Year or Period




                                       Net
           Net                    Realized and                                          Net
          Asset                     Unrealized                     Distributions       Asset
          Value         Net          Gains or             Total         from           Value
        Beginning   Investment        Losses              from         Capital         Total             End          Total
        of Period      Loss       on Securities        Operations       Gains      Distributions      of Period      Return
-----------------------------------------------------------------------------------------------------------------------------
2003**    $7.82        $(0.06)        $0.96             $  0.90           --            --              $8.72        11.51%+
2002      11.24         (0.13)        (3.29)              (3.42)          --            --               7.82       (30.43)%
20011     18.88         (0.07)        (7.57)              (7.64)          --            --              11.24       (40.47)%
2000      23.05         (0.06)        (3.62)              (3.68)       (0.49)      $ (0.49)             18.88       (16.67)%
19991     11.63         (0.04)        11.46               11.42           --            --              23.05         98.19%
1998      10.75         (0.06)         0.94                0.88           --            --              11.63          8.19%

                                                                                     Ratio
                                                     Ratio                           of Net
                                                     of Net           Ratio         Investment
                      Ratio          Ratio         Investment      of Expenses         Loss
                   of Expenses   of Expenses         Loss          to Average      to Average
          Net       to Average    to Average       to Average      Net Assets      Net Assets
         Assets     Net Assets     Net Assets       Net Assets      (Excluding      (Excluding
          End      (Excluding     (Including       (Including        Waivers         Waivers       Portfolio
       of Period     Expense        Expense         Expense        and Expense     and Expense      Turnover
          (000)      Reduction)     Reduction)      Reduction)       Reduction)      Reduction)        Rate
-------------------------------------------------------------------------------------------------------------
2003**   $77,100        1.13%*         1.13%*        (0.89)%*           1.13%*        (0.89)%*       107.56%+
2002      76,421        1.12%          1.10%         (0.87)%            1.12%         (0.89)%        169.74%
20011    154,096        1.07%          1.07%         (0.57)%            1.07%         (0.57)%        163.56%
2000     368,948        1.05%          1.05%         (0.42)%            1.05%         (0.42)%        145.87%
19991    178,602        1.20%          1.20%         (0.38)%            1.20%         (0.38)%        236.82%
1998      18,321        1.20%          1.20%         (0.64)%            1.54%         (0.98)%        228.09%

 * Annualized.
** For the six month period ended June 30, 2003 (Unaudited).
 + Total return and portfolio turnover have not been annualized.
 1 Per share calculations were performed using the average shares for the period.


Amounts designated as "--" are either $0 or have been rounded to $0.











The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

 NOTES TO FINANCIAL STATEMENTS
 As of June 30, 2003 (Unaudited)

1. ORGANIZATION

PBHG Growth II Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), (formerly the PBHG Mid-Cap Value Portfolio), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), (formerly the PBHG Small Cap Value Portfolio), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2003, 61% and 19%, respectively, of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation --Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolio that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

Distributions to Shareholders -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

Directed Brokerage -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are accounted for as realized gains of the Portfolio. During the six month period ended June 30, 2003, the Portfolio received $8,916 under this arrangement.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

 NOTES TO FINANCIAL STATEMENTS
 (Continued)

3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER
     TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor") a wholly-owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services (the "Sub-Administrator"), serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. Wachovia Bank, National Association serves as the custodian for the Fund.

Certain officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4. INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2003, amounted to $73,534,596 and $85,429,267, respectively.

5. FEDERAL TAX INFORMATION
It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2002, were primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital as follows:

                                                INCREASE
                                              UNDISTRIBUTED
                        DECREASE              NET INVESTMENT
                     PAID-IN-CAPITAL             INCOME
                     ---------------             ------
                       $(926,015)               $926,015

This reclassification had no effect on net assets or net asset value per share.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

 NOTES TO FINANCIAL STATEMENTS
 (Concluded)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. At December 31, 2002, the Portfolio had capital loss carryforwards with the following expiration dates:

December 2008           $  29,226,251
December 2009             215,474,178
December 2010              28,813,750
                       --------------
                        $ 273,514,179
                       ==============

At June 30, 2003, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2003 amounted to $15,370,691 and $506,332, respectively.

6. CONCENTRATIONS/RISKS
The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7. LINE OF CREDIT
The Portfolio may borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Prior to June 4, 2003 the line of credit available to each Portfolio was $250 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings at June 30, 2003, or at any time during the six month period ended June 30, 2003.

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                                       12

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER MID-CAP GROWTH FUNDS AVERAGE represents 538 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index comprised of the mid-cap securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap(R) Growth Index (the "Index") and the Lipper Mid-Cap Growth Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF                                                  NUMBER OF           OTHER
                           POSITION     OFFICE AND                                               PORTFOLIOS IN     DIRECTORSHIPS
                          HELD WITH      LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN        HELD
NAME, ADDRESS, AND AGE     THE FUND     TIME SERVED             DURING PAST 5 YEARS                BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson        Trustee       Trustee     Chief Financial Officer, The Triumph Group, Inc.  27   Director, The Triumph
1550 Liberty Ridge Drive                 since       (manufacturing) since 1992.                            Group, Inc. since 1992
Suite 100                                1997                                                               Trustee, PBHG Funds,
Wayne, PA 19085                                                                                             since 1997.
(58)
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards          Trustee       Trustee     Consultant, Syrus Associates (business and        27   Trustee, Provident
76 Seaview Drive                         since       marketing consulting firm) 1986-2002.                  Investment Counsel Trust
Santa Barbara,                           1997                                                               (investment company-13
California 93108                                                                                            Portfolios) since 1993.
(56)                                                                                                        Trustee, EQ Advisors
                                                                                                            Trust (investment
                                                                                                            company-39 Portfolios)
                                                                                                            since 1997. Trustee,
                                                                                                            PBHG Funds, since
                                                                                                            1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller           Trustee       Trustee     Senior Vice President, Cherry & Webb, CWT         27   Trustee, PBHG Funds,
7 Jennifer Drive                         since       Specialty Stores 1995-2000. Advisor and                since 1997.
Holmdel, New Jersey 07733                1997        Secretary, the Underwoman Shoppes, Inc. (retail
(69)                                                 clothing stores) 1980-2002. Merchandising
                                                     Group Vice President, R.H. Macy & Co. (retail
                                                     department stores) 1958-1995. Retired.
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**         Chairman of   Trustee     Chairman, Chief Executive Officer and Director,   27   Director, Old Mutual
1400 Liberty Ridge Drive   the Board     since       Pilgrim Baxter & Associates, Ltd. since 1982.          (US) Holdings, Inc.
Wayne, PA 19087-5593       and Trustee   1997        Trustee, PBHG Fund Services since May 1996.            since 2000. Trustee,
(57)                                                 Chairman, Chief Executive Officer and                  PBHG Funds, since
                                                     Director, Pilgrim Baxter Value Investors, Inc. June    1997.
                                                     1996 to May 2002. Trustee, PBHG Fund Distributors
                                                     since January 1998. Chairman, Director and Chief
                                                     Executive of Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. Director, PBHG
                                                     Shareholder Services, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
* Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a trustee who may be deemed to be of the Trust, as that an
"interested person" term is defined in the 1940 Act, because he is a Director of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Officers***
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President     President   Director, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive                 since       1982. President, Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                     1997        1982-2003. Trustee, PBHG Fund Services since May
(62)                                                 1996. President, PBHG Funds, since 1997.
                                                     President and Director, Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. President and Director,
                                                     Pilgrim Baxter Value Investors, Inc. June 1996 to May
                                                     2002. Director, PBHG Shareholder Services, Inc.
                                                     since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer,    Treasurer,  Vice President, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive   Chief         Chief       2001 and Director of Mutual Fund Operations, Pilgrim
Wayne, PA 19087-5593       Financial     Financial   Baxter & Associates, Ltd., 1996-2001. Treasurer, Chief
(39)                       Officer,      Officer,    Financial Officer, Controller, PBHG Funds, since 1997.
                           Controller    Controller  President, PBHG Shareholder Services, Inc. since 2001.
                                         since       President, PBHG Fund Distributors, 1999-2003. Vice
                                         1997        President, PBHG Fund Distributors, since March 2003 and
                                                     Treasurer, PBHG Fund Services, May 1996-1999. President,
                                                     PBHG Fund Services since December 1998.

                                       14
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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS*** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF
                                POSITION             OFFICE AND
                                HELD WITH             LENGTH OF                           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          THE FUND             TIME SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr                 Vice President          Vice                 Senior Vice President, Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive     and Secretary           President            since 2001 and General Counsel and Secretary, Pilgrim
Wayne, PA 19087-5593                                 and                  Baxter & Associates, Ltd. since November 1996. Vice
(41)                                                 Secretary            President and Secretary, PBHG Funds, since 1997.
                                                     since                General Counsel and Secretary, Pilgrim Baxter Value
                                                     1997                 Investors, Inc. November 1996 to May 2002. General
                                                                          Counsel and Secretary PBHG Shareholder Services,
                                                                          since 2001. General Counsel and Secretary, PBHG
                                                                          Fund Services since January 1998. General Counsel and
                                                                          Secretary, PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III        Vice President          Vice                 Vice President, Senior Legal Counsel and Assistant
1400 Liberty Ridge Drive     and Assistant           President            Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
Wayne, PA 19087-5593         Secretary               and                  Distributors, PBHG Fund Services, since December 2001.
(43)                                                 Assistant            Vice President and Assistant Secretary, PBHG Funds,
                                                     Secretary            since 2002. Director and Senior Counsel, Merrill Lynch
                                                     since                Investment Managers, L.P. and Princeton Administrators,
                                                     2002                 L.P. until 2001. Secretary of various Merrill Lynch and
                                                                          Mercury open-end funds, as well as Somerset Exchange
                                                                          Fund and The Europe Fund, Inc., until 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon              Vice President          Vice                 Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                             President            Associates, Ltd., PBHG Fund Services, Pilgrim Baxter
Wayne, PA 19087-5593                                 since                Private Equity Advisor, PBHG Funds, PBHG
(39)                                                 2001                 Shareholder Services and PBHG Fund Distributors
                                                                          since April 2001, Pilgrim Baxter Value Investors, Inc.,
                                                                          April 2001 to May 2002. Vice President and
                                                                          Deputy Compliance Officer, Delaware Investments,
                                                                          1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner            Assistant               Assistant            Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since February 2000. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2000. Fund
 (33)                                                2000                 Accounting Manager, SEI Investments Mutual
                                                                          Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne           Assistant               Assistant            Fund Administration Associate, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since August 2001. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2001. Fund
(30)                                                 2001                 Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                          Accountant, PFPC, Inc., 1998-1999. Annuity Loan
                                                                          Officer and Fund Auditor, Carpenters Health and
                                                                          Welfare of Philadelphia, 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch                Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Global Funds Services and SEI
Oaks, PA 19456               Secretary               and                  Investments Distribution Co. since November
(38)                                                 Assistant            2001. Vice President and Assistant Secretary,
                                                     Secretary            PBHG Funds, since 2002. Associate, Howard,
                                                     since                Rice, Nemouosic, Canady, Falk Rotbicin (Law
                                                     2002                 Firm), 1998-2001. Associate Seward & Kissel LLP
                                                                          (Law Firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Co. and Vice President and Assistant
Oaks, PA 19456               Secretary               and                  Secretary of SEI Investments Global Funds Services
 (35)                                                Assistant            and SEI Investments Distribution Co. since November
                                                     Secretary            1999. Vice President and Assistant Secretary, PBHG
                                                     since 1999           Funds, since 1999. Associate, Dechert Price & Rhoads
                                                                          (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------


***Officer of the Trust until such time as his or her successor is duly elected and qualified.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

Dear Shareholder:

After overcoming anxiety over a war with Iraq and the sputtering economy, investors went on to send stocks generally higher during the first half of 2003. For the six months ended June 30, 2003, the PBHG Large Cap Growth Portfolio gained 14.71% at net asset value. The Portfolio outperformed relative to its benchmarks, the S&P 500 Index and the Russell 1000(R) Growth Index which returned 11.76% and 13.09%, respectively, for the same period.

PERFORMANCE DISCUSSION

The Portfolio's outperformance relative to the S&P 500 and Russell 1000(R) Growth Indices was largely attributable to holdings in the health care sector. Our health care selections performed well relative to that area within the benchmarks, helped further by our overweight position. Within health care, biotechnology was one area that generally fared better, particularly during the difficult first quarter. One challenge that we faced during the period was coming to terms with the volatility and rapid sector rotation that have been characteristic of the short-term market dynamics. This was certainly evident in more cyclical industries, but even within the health care sector. For example, our two top holdings from the first quarter, biotech names Gilead Sciences and Amgen, ceded their leadership roles to Boston Scientific, an earlier laggard.

For the first time in over two years, the Portfolio's technology weighting increased during the period. While technology provided mixed results to the Portfolio over the past six months, we believe the prospects for the sector are improving. We are currently finding some select opportunities within the sector. During the quarter, we added names in areas where we are seeing some increased spending patterns while we cut positions in issues that we now find relatively less attractive. Selling Microsoft and Qualcomm, which have been suffering from rumors of slower growth, for Cisco Systems and First Data were two examples. Increased IT spending will benefit Cisco Systems while an economic recovery would help First Data more than Microsoft or Qualcomm from our perspective.

Exposure to the industrial sector detracted from returns, as investors shed national defense names, perhaps believing that the quick victory in Iraq would hurt earnings projections. Lockheed Martin has been the major laggard in this area, even though its fundamentals continue to outperform. We continue to find the sector attractive, as we believe that the defense spending cycle, which typically lasts for over six years, is just starting.

LOOKING FORWARD

While our focus is not on making top-down, macroeconomic portfolio decisions, clearly if the economy were to accelerate the number of fast-growing investment opportunities -- the type of companies we emphasize through a bottom-up selection process -- will increase. One area that we believe would stand to benefit the most from an economic rebound due to its cyclical growth characteristics is technology. We anticipate that the technology sector will benefit from increased business spending. Another area that continues to look promising to us is biotechnology, many biotech companies face a backlog of products that are on the verge of approval. These products, in many cases, have attractive market opportunities with the potential to drive revenues and earnings higher.

Stocks' improved performance over the period was another positive sign for businesses, as the market is considered to be a leading economic indicator. Given the amount of economic remedies currently at work, including the tremendous amount of liquidity resulting from very accommodative fiscal and monetary policy, we believe there is a strong likelihood that the economy and stock market could both continue to make strides in the second half of the year. While past performance does not guarantee future results, history has generally shown that investors shift their attention from low quality names to stocks with strong fundamentals and prospects for growth as an economic recovery gains momentum.

Sincerely,

/s/ Michael S. Sutton

Michael S. Sutton, CFA
Portfolio Manager

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO                                     (UNAUDITED)



------------------------------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURN1 AS OF JUNE 30, 2003
------------------------------------------------------------------------------------------------------
                                                              Annualized    Annualized     Annualized
                                      Six        One Year     Three Year     Five Year    Inception to
                                    Months 2      Return       Return         Return         Date 3
------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio      14.71%       (2.93)%      (21.38)%        0.71%         6.35%
------------------------------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
           PBHG LARGE CAP GROWTH PORTFOLIO VERSUS THE S&P 500 INDEX,
 THE RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                      PBHG LARGE CAP                                            RUSSELL 1000                LIPPER LARGE-CAP
                     GROWTH PORTFOLIO             S&P 500 INDEX                 GROWTH INDEX               GROWTH FUNDS AVERAGE
4/30/97                   10,000                     10,000                        10,000                          10000
5/31/97                   10,500                     10,608                        10,722                          10705
6/30/97                   10,780                     11,083                        11,151                         11,147
7/31/97                   11,790                     11,965                        12,137                         12,185
8/31/97                   11,430                     11,295                        11,427                         11,640
9/30/97                   11,960                     11,914                        11,989                         12,260
10/31/97                  11,520                     11,516                        11,546                         11,829
11/30/97                  11,420                     12,049                        12,036                         12,079
12/31/97                  11,820                     12,255                        12,171                         12,226
1/31/98                   11,730                     12,391                        12,535                         12,410
2/28/98                   12,960                     13,284                        13,478                         13,385
3/31/98                   13,510                     13,964                        14,015                         14,027
4/30/98                   13,600                     14,104                        14,209                         14,242
5/31/98                   13,140                     13,862                        13,806                         13,880
6/30/98                   14,110                     14,425                        14,651                         14,696
7/31/98                   14,020                     14,272                        14,554                         14,549
8/31/98                   11,690                     12,211                        12,370                         12,217
9/30/98                   12,530                     12,993                        13,320                         13,032
10/31/98                  12,750                     14,050                        14,391                         13,877
11/30/98                  13,540                     14,901                        15,485                         14,838
12/31/98                  15,440                     15,760                        16,882                         16,367
1/31/99                   16,070                     16,419                        17,873                         17,380
2/28/99                   15,190                     15,909                        17,057                         16,693
3/31/99                   16,160                     16,545                        17,955                         17,643
4/30/99                   16,120                     17,186                        17,978                         17,775
5/31/99                   15,460                     16,780                        17,426                         17,251
6/30/99                   16,540                     17,712                        18,646                         18,471
7/31/99                   16,010                     17,159                        18,053                         17,948
8/31/99                   16,140                     17,073                        18,348                         17,968
9/30/99                   16,420                     16,605                        17,963                         17,811
10/31/99                  17,930                     17,656                        19,320                         19,024
11/30/99                  20,120                     18,015                        20,362                         20,128
12/31/99                  25,510                     19,076                        22,480                         22,571
1/31/2000                 26,030                     18,118                        21,426                         21,716
2/29/2000                 32,400                     17,775                        22,473                         23,240
3/31/2000                 31,320                     19,514                        24,082                         24,430
4/30/2000                 27,910                     18,926                        22,936                         23,067
5/31/2000                 25,420                     18,538                        21,781                         21,798
6/30/2000                 30,080                     18,995                        23,432                         23,324
7/31/2000                 30,040                     18,698                        22,455                         22,834
8/31/2000                 33,960                     19,860                        24,488                         24,787
9/30/2000                 32,364                     18,811                        22,171                         23,175
10/31/2000                29,128                     18,732                        21,122                         22,058
11/30/2000                24,376                     17,255                        18,009                         19,253
12/31/2000                25,133                     17,339                        17,439                         19,233
1/31/2001                 25,205                     17,954                        18,644                         19,766
2/28/2001                 22,327                     16,317                        15,479                         16,906
3/31/2001                 19,685                     15,284                        13,794                         15,219
4/30/2001                 21,313                     16,471                        15,539                         16,812
5/31/2001                 21,252                     16,582                        15,310                         16,657
6/30/2001                 20,832                     16,178                        14,955                         16,156
7/31/2001                 20,074                     16,019                        14,582                         15,597
8/31/2001                 18,394                     15,016                        13,389                         14,320
9/30/2001                 16,325                     13,804                        12,053                         12,883
10/31/2001                17,042                     14,067                        12,685                         13,426
11/30/2001                18,230                     15,146                        13,903                         14,695
12/31/2001                18,026                     15,278                        13,877                         14,740
1/31/2002                 17,278                     15,056                        13,632                         14,417
2/28/2002                 16,428                     14,765                        13,066                         13,760
3/31/2002                 17,073                     15,321                        13,518                         14,329
4/30/2002                 16,489                     14,392                        12,415                         13,342
5/31/2002                 16,018                     14,286                        12,115                         13,047
6/30/2002                 15,056                     13,268                        10,994                         11,970
7/31/2002                 13,560                     12,234                        10,390                         11,077
8/31/2002                 13,560                     12,314                        10,421                         11,105
9/30/2002                 12,874                     10,976                         9,340                         10,107
10/31/2002                13,478                     11,942                        10,196                         10,915
11/30/2002                13,529                     12,645                        10,750                         11,386
12/31/2002                12,741                     11,902                        10,008                         10,585
1/31/2003                 12,608                     11,590                         9,765                         10,373
2/28/2003                 12,577                     11,416                         9,720                         10,287
3/31/2003                 13,028                     11,527                         9,901                         10,480
4/30/2003                 13,673                     12,477                        10,633                         11,223
5/31/2003                 14,431                     13,134                        11,164                         11,769
6/30/2003                 14,615                     13,302                        11,317                         11,878


1 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT
  RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG LARGE CAP GROWTH PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Large Cap Growth Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Large Cap Growth Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The performance results are subject to change since June 30, 2003.
2 The six month return has not been annualized.
3 PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997.
4 For more information on the S&P 500 Index please see the PBHG Disclosure
  Notes on page 27.
5 For more information on the Russell 1000(R) Growth Index please see the PBHG Disclosure Notes on page 27.
6 For more information on the Lipper Large-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 27.

SECTOR WEIGHTINGS AT JUNE 30, 2003

[PIE CHART]

Consumer Cyclical       (15%)
Consumer
Non-Cyclical             (3%)
Energy                   (1%)
Financial               (10%)
Health Care             (35%)
Industrial               (3%)
Services                 (5%)
Technology              (28%)

% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2003

Boston Scientific                            3.7%
Amgen                                        3.2%
Pfizer                                       2.9%
Teva Pharmaceutical Industries ADR           2.8%
UnitedHealth Group                           2.7%
Gilead Sciences                              2.7%
Bed Bath & Beyond                            2.7%
Wellpoint Health Networks                    2.5%
Microsoft                                    2.5%
eBay                                         2.4%
-------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS            28.1%

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
As of June 30, 2003 (Unaudited)

-----------------------------------------------------------------------------
                                                                    Market
Description                                           Shares      Value (000)
-----------------------------------------------------------------------------
COMMON STOCK -- 96.5%
CONSUMER CYCLICAL -- 13.9%
APPAREL MANUFACTURERS -- 1.0%
Coach*                                                 5,700        $  283
                                                                   ----------
                                                                       283
-----------------------------------------------------------------------------
CABLE TV -- 0.9%
Comcast, Cl A*                                         9,300           268
                                                                   ----------
                                                                       268
-----------------------------------------------------------------------------
CASINO SERVICES -- 1.5%
International Game Technology*                         4,400           450
                                                                   ----------
                                                                       450
-----------------------------------------------------------------------------
CRUISE LINES -- 0.9%
Carnival                                               7,800           254
                                                                   ----------
                                                                       254
-----------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.6%
Amazon.com*                                            4,900           179
                                                                   ----------
                                                                       179
-----------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 1.8%
Electronic Arts*                                       7,000           518
                                                                   ----------
                                                                       518
-----------------------------------------------------------------------------
RETAIL-BEDDING -- 2.7%
Bed Bath & Beyond*                                    20,000           776
                                                                   ----------
                                                                       776
-----------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 1.2%
Lowe's                                                 8,500           365
                                                                   ----------
                                                                       365
-----------------------------------------------------------------------------
RETAIL-DISCOUNT -- 2.7%
Costco Wholesale*                                      5,500           201
Wal-Mart Stores                                       11,000           591
                                                                   ----------
                                                                       792
-----------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.6%
Starbucks*                                             7,000           172
                                                                   ----------
                                                                       172
                                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $3,162)                                4,057
                                                                   ----------
-----------------------------------------------------------------------------

CONSUMER NON-CYCLICAL -- 2.9%
BEVERAGES-NON-ALCOHOLIC -- 1.0%
PepsiCo                                                6,300           280
                                                                   ----------
                                                                       280
-----------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 1.9%
Estee Lauder, Cl A                                     4,300           144
Procter & Gamble                                       4,700           419
                                                                   ----------
                                                                       563
                                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $798)                                843
                                                                   ----------

-----------------------------------------------------------------------------
                                                                    Market
Description                                           Shares      Value (000)
-----------------------------------------------------------------------------
ENERGY -- 1.4%
OIL & GAS DRILLING -- 0.4%
Nabors Industries*^                                    3,200        $  127
                                                                   ----------
                                                                       127
-----------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
Burlington Resources                                   5,200           281
                                                                   ----------
                                                                       281
                                                                   ----------
TOTAL ENERGY (COST $377)                                              408
                                                                   ----------
-----------------------------------------------------------------------------

FINANCIAL -- 10.1%
FINANCE-CONSUMER LOANS -- 2.0%
SLM                                                   14,700           576
                                                                   ----------
                                                                       576
-----------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.8%
Goldman Sachs Group                                    2,600           218
                                                                   ----------
                                                                       218
-----------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 2.5%
Countrywide Credit                                     2,900           202
Fannie Mae                                             4,900           330
Freddie Mac                                            3,900           198
                                                                   ----------
                                                                       730
-----------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.8%
American International Group                           4,200           232
                                                                   ----------
                                                                       232
-----------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.9%
Progressive                                            3,600           263
                                                                   ----------
                                                                       263
-----------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 3.1%
Bank of America                                        6,800           537
Wells Fargo                                            7,300           368
                                                                   ----------
                                                                       905
                                                                   ----------
TOTAL FINANCIAL (COST $ 2,736)                                        2,924
                                                                   ----------
-----------------------------------------------------------------------------

HEALTH CARE -- 33.4%
MEDICAL INSTRUMENTS -- 5.4%
Boston Scientific*                                    17,500         1,069
Medtronic                                             10,300           494
                                                                   ----------
                                                                     1,563
-----------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.5%
Quest Diagnostics*                                     2,200           140
                                                                   ----------
                                                                       140
-----------------------------------------------------------------------------
MEDICAL PRODUCTS -- 4.2%
Biomet                                                 7,800           223
Johnson & Johnson                                     11,000           569
Varian Medical Systems*                                2,500           144
Zimmer Holdings*                                       6,600           297
                                                                   ----------
                                                                     1,233
-----------------------------------------------------------------------------

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                                                                        Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 4.5%
Amgen*                                                     14,100        $  937
IDEC Pharmaceuticals*                                       6,000           204
Millennium Pharmaceuticals*                                 9,900           156
                                                                        --------
                                                                          1,297
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 10.0%
Biovail*                                                    7,500           353
Forest Laboratories*                                       10,200           558
Pfizer                                                     24,760           846
Teva Pharmaceutical Industries ADR                         14,500           826
Wyeth                                                       7,400           337
                                                                        --------
                                                                          2,920
--------------------------------------------------------------------------------
MEDICAL-HMO -- 6.1%
Anthem*                                                     3,500           270
UnitedHealth Group                                         15,800           794
Wellpoint Health Networks*                                  8,600           725
                                                                        --------
                                                                          1,789
--------------------------------------------------------------------------------
THERAPEUTICS -- 2.7%
Gilead Sciences*                                           14,100           784
                                                                        --------
                                                                            784
                                                                        --------
TOTAL HEALTH CARE (COST $7,239)                                           9,726
                                                                        --------
--------------------------------------------------------------------------------

INDUSTRIAL -- 3.3%
AEROSPACE/DEFENSE -- 2.3%
Lockheed Martin                                            10,900           518
Northrop Grumman                                            1,700           147
                                                                        --------
                                                                            665
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.5%
3M                                                          1,100           142
                                                                        --------
                                                                            142
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.5%
Garmin*                                                     3,600           143
                                                                        --------
                                                                            143
                                                                        --------
TOTAL INDUSTRIAL (COST$1,132)                                               950
                                                                        --------
--------------------------------------------------------------------------------
SERVICES -- 4.6%
E-COMMERCE/SERVICES -- 2.9%
eBay*                                                       6,600           688
InterActiveCorp*                                            4,000           158
                                                                        --------
                                                                            846
--------------------------------------------------------------------------------
SCHOOLS -- 1.7%
Apollo Group, Cl A*                                         8,100           500
                                                                        --------
                                                                            500
                                                                        --------
TOTAL SERVICES (COST $875)                                                1,346
                                                                        --------
--------------------------------------------------------------------------------
TECHNOLOGY -- 26.9%
APPLICATIONS SOFTWARE -- 2.5%
Microsoft                                                  28,206           722
                                                                        --------
                                                                            722
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                        Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.6%
AT&T Wireless Services*                                    55,800        $  458
                                                                        --------
                                                                            458
--------------------------------------------------------------------------------
COMPUTERS -- 2.2%
Dell Computer*                                             20,200           646
                                                                        --------
                                                                            646
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.6%
EMC*                                                       14,500           152
Network Appliance*                                          8,400           136
Seagate Technology*+                                        9,600           170
                                                                        --------
                                                                            458
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.0%
First Data                                                 10,100           419
Veritas Software*                                           5,200           149
                                                                        --------
                                                                            568
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.7%
--------------------------------------------------------------------------------
Intel                                                      31,200           649
Xilinx*                                                    17,200           435
                                                                        --------
                                                                          1,084
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 1.0%
Adobe Systems                                               9,200           295
                                                                        --------
                                                                            295
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.1%
Oracle*                                                    27,300           328
                                                                        --------
                                                                            328
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.9%
Symantec*                                                   5,800           254
                                                                        --------
                                                                            254
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.9%
Cisco Systems*                                             40,000           667
Juniper Networks*                                          14,200           176
                                                                        --------
                                                                            843
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.6%
Analog Devices*                                             5,700           198
Linear Technology                                           8,500           274
                                                                        --------
                                                                            472
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.1%
KLA-Tencor*                                                 7,800           362
Novellus Systems*                                           6,900           253
                                                                        --------
                                                                            615
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.8%
Amdocs Limited*                                             9,500           228
                                                                        --------
                                                                            228
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 1.8%
Yahoo!*                                                    16,100           528
                                                                        --------
                                                                            528
--------------------------------------------------------------------------------

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

------------------------------------------------------------------------------
                                                   Shares/Face      Market
Description                                        Amount (000)  Value (000)
------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.1%
Qualcomm                                               8,700      $      311
                                                                  ------------
                                                                         311
                                                                  ------------
TOTAL TECHNOLOGY (COST $7,144)                                         7,810
                                                                  ------------
TOTAL COMMON STOCK (COST $23,463)                                     28,064
                                                                  ------------
------------------------------------------------------------------------------
INVESTMENT COMPANY -- 2.0%
INDEX FUND-LARGE CAP -- 2.0%
Nasdaq-100 Index Tracking Stock*                      19,500             584
                                                                  ------------
TOTAL INVESTMENT COMPANY (COST $433)                                     584
                                                                  ------------
------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
Morgan
Stanley
   0.75%, dated 06/30/03, matures
   07/01/03, repurchase price $436,615
   (collateralized by U.S. Government
   Obligations: total market
   value $445,352) (A)
                                                       $ 437             437
                                                                  ------------
TOTAL REPURCHASE AGREEMENT (COST $437)                                   437
                                                                  ------------
TOTAL INVESTMENTS-- 100.0% (COST $24,333)                             29,085
                                                                  ------------
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.0%)
Payable for investment advisory fees                                     (18)
Payable for administrative fees                                           (4)
Other assets and liabilities, net                                         18
                                                                  ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                   (4)
                                                                  ------------
------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value) based on
   2,037,710 outstanding shares of beneficial interest                59,850
Accumulated net investment loss                                          (65)
Accumulated net realized loss on investments                        (35,456)
Net unrealized appreciation on investments                             4,752
                                                                  ------------
TOTAL NET ASSETS-- 100.0%                                         $   29,081
                                                                  ------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                $    14.27
                                                                  ------------



* Non-income producing security.
^ -- Bermuda domiciled security traded on the New York Stock Exchange.
+ -- Cayman Islands domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS (000)
For the six month period ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
   Dividends ....................................................... $     79
   Interest ........................................................        3
                                                                     --------
     Total Investment Income .......................................       82
                                                                     --------

EXPENSES:
   Investment Advisory Fees ........................................      101
   Administrative Fees .............................................       20
   Transfer Agent Fees .............................................       12
   Printing Fees ...................................................        4
   Professional Fees ...............................................        3
   Custodian Fees ..................................................        3
   Trustees' Fees ..................................................        2
   Other Fees ......................................................        2
                                                                     --------
        Net Expenses ...............................................      147
                                                                     --------
NET INVESTMENT LOSS ................................................     (65)
                                                                     --------
Net Realized Loss from Security Transactions .......................    (943)
Net Change in Unrealized Appreciation on Investments ...............    4,707
                                                                     --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................    3,764
                                                                     --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................... $  3,699
                                                                     --------

The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended June 30, 2003 (Unaudited) and the year ended December 31, 2002, respectively

                                                                                   01/01/03               01/01/02
                                                                                       to                    to
                                                                                   06/30/03               12/31/02
                                                                                   --------              --------
INVESTMENT ACTIVITIES:
   Net Investment Loss ...............................................             $    (65)             $   (168)
   Net Realized Loss from Security Transactions ......................                 (943)              (11,707)
   Net Change in Unrealized Appreciation (Depreciation) on Investments                4,707                (1,760)
                                                                                   --------              --------
   Net Increase (Decrease) in Net Assets Resulting from Operations ...                3,699               (13,635)
                                                                                   --------              --------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued .....................................................                5,366                 6,365
   Shares Redeemed ...................................................               (7,418)              (19,356)
                                                                                   --------              --------
   Decrease in Net Assets Derived from Capital Share Transactions ....               (2,052)              (12,991)
                                                                                   --------              --------
   Total Increase (Decrease) in Net Assets ...........................                1,647               (26,626)
                                                                                   --------              --------
NET ASSETS:
   Beginning of Period ...............................................               27,434                54,060
                                                                                   --------              --------
   End of Period .....................................................             $ 29,081              $ 27,434
                                                                                   --------              --------
SHARES ISSUED AND REDEEMED:
   Shares Issued .....................................................                  410                   444
   Shares Redeemed ...................................................                 (578)               (1,309)
                                                                                   --------              --------
   Decrease in Shares Outstanding ....................................                 (168)                 (865)
                                                                                   --------              --------


The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Fiscal Year or Period

                                       Net
           Net                    Realized and                                                            Net
          Asset                     Unrealized                     Distributions                        Asset
          Value         Net          Gains or             Total         from                            Value
        Beginning   Investment        Losses              from         Capital         Total             End          Total
        of Period      Loss       on Securities        Operations       Gains      Distributions      of Period      Return
-----------------------------------------------------------------------------------------------------------------------------
2003**  $  12.44    $ (0.04)          $1.87             $ 1.83            --             --           $  14.27       14.71%+
2002       17.60      (0.10)          (5.06)             (5.16)           --             --              12.44      (29.32)%
20011      24.54      (0.05)          (6.89)             (6.94)           --             --              17.60      (28.28)%
20001      25.51      (0.01)          (0.21)             (0.22)     $  (0.75)      $  (0.75)             24.54       (1.48)%
1999       15.44      (0.05)          10.12              10.07            --             --              25.51       65.22%
1998       11.82      (0.02)           3.64               3.62            --             --              15.44       30.63%

                                                                                       Ratio
                                                      Ratio                            of Net
                                                      of Net           Ratio         Investment
                       Ratio          Ratio         Investment      of Expenses         Loss
                    of Expenses   of Expenses         Loss          to Average      to Average
           Net       to Average    to Average       to Average      Net Assets      Net Assets
          Assets     Net Assets     Net Assets       Net Assets      (Excluding      (Excluding
           End      (Excluding     (Including       (Including        Waivers         Waivers       Portfolio
        of Period     Expense        Expense         Expense        and Expense     and Expense      Turnover
          (000)      Reduction)     Reduction)      Reduction)       Reduction)      Reduction)        Rate
--------------------------------------------------------------------------------------------------------------
2003**   $ 29,081      1.09%*         1.09%*          (0.49)%*          1.09%*        (0.49)%*         39.82%+
2002       27,434      1.05%          1.02%           (0.44)%           1.05%         (0.47)%         142.32%
20011      54,060      1.02%          1.02%           (0.26)%           1.02%         (0.26)%         137.18%
20001      72,645      1.06%          1.06%           (0.05)%           1.06%         (0.05)%         147.68%
1999       27,295      1.10%          1.10%           (0.41)%           1.17%         (0.48)%         157.04%
1998       12,598      1.10%          1.10%           (0.19)%           1.53%         (0.62)%          41.51%

*  Annualized.
** For the six month period ended June 30, 2003 (Unaudited).
+  Total return and portfolio turnover have not been annualized.
1 Per share calculations were performed using the average shares for the period.

Amounts designated as "--" are either $0 or have been rounded to $0.





The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
As of June 30, 2003 (Unaudited)

1. ORGANIZATION

PBHG Large Cap Growth Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), (formerly the PBHG Mid-Cap Value Portfolio), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), (formerly the PBHG Small Cap Value Portfolio), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio, or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2003, 68% and 24%, respectively, of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation --Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolio that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

Distributions to Shareholders -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

Directed Brokerage -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are accounted for as realized gains of the Portfolio. During the six month period ended June 30, 2003, the Portfolio received $629 under this arrangement.

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--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Continued)

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.75% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.10%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.10%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.10%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor") a wholly-owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services (the "Sub-Administrator"), serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. Wachovia Bank, National Association serves as the custodian for the Fund.

Certain officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4. INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2003, amounted to $10,594,518 and $12,752,616, respectively.

5. FEDERAL TAX INFORMATION
It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains.
Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2002, were primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital as follows:

                        UNDISTRIBUTED
   DECREASE             NET INVESTMENT
PAID-IN-CAPITAL            INCOME
---------------            ------
   $(167,805)             $167,805

This reclassification had no effect on net assets or net asset value per share.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. At December 31, 2002, the

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

 NOTES TO FINANCIAL STATEMENTS
 (Concluded)

Portfolio had capital loss carryforwards with the following expiration dates:

December 2008            $  2,379,571
December 2009              18,161,746
December 2010              13,158,300
                         ------------
                         $ 33,699,617
                         ------------

At June 30, 2003, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2003 amounted to $5,367,314 and $614,950, respectively.

6. CONCENTRATIONS/RISKS
The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as health care and technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7. LINE OF CREDIT
The Portfolio may borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Prior to June 4, 2003 the line of credit available to each Portfolio was $250 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings at June 30, 2003, or at any time during the six month period ended June 30, 2003.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER LARGE-CAP GROWTH FUNDS AVERAGE represents 703 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDICES

The RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 1000(R) Growth Index and the S&P 500 Index (the "Indices") and the Lipper Large-Cap Growth Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Indices and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices and/or Average is not possible.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF                                                  NUMBER OF           OTHER
                           POSITION     OFFICE AND                                               PORTFOLIOS IN     DIRECTORSHIPS
                          HELD WITH      LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN        HELD
NAME, ADDRESS, AND AGE     THE FUND     TIME SERVED             DURING PAST 5 YEARS                BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson        Trustee       Trustee     Chief Financial Officer, The Triumph Group, Inc.  27   Director, The Triumph
1550 Liberty Ridge Drive                 since       (manufacturing) since 1992.                            Group, Inc. since 1992
Suite 100                                1997                                                               Trustee, PBHG Funds,
Wayne, PA 19085                                                                                             since 1997.
(58)
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards          Trustee       Trustee     Consultant, Syrus Associates (business and        27   Trustee, Provident
76 Seaview Drive                         since       marketing consulting firm) 1986-2002.                  Investment Counsel Trust
Santa Barbara,                           1997                                                               (investment company-13
California 93108                                                                                            Portfolios) since 1993.
(56)                                                                                                        Trustee, EQ Advisors
                                                                                                            Trust (investment
                                                                                                            company-39 Portfolios)
                                                                                                            since 1997. Trustee,
                                                                                                            PBHG Funds, since
                                                                                                            1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller           Trustee       Trustee     Senior Vice President, Cherry & Webb, CWT         27   Trustee, PBHG Funds,
7 Jennifer Drive                         since       Specialty Stores 1995-2000. Advisor and                since 1997.
Holmdel, New Jersey 07733                1997        Secretary, the Underwoman Shoppes, Inc. (retail
(69)                                                 clothing stores) 1980-2002. Merchandising
                                                     Group Vice President, R.H. Macy & Co. (retail
                                                     department stores) 1958-1995. Retired.
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**         Chairman of   Trustee     Chairman, Chief Executive Officer and Director,   27   Director, Old Mutual
1400 Liberty Ridge Drive   the Board     since       Pilgrim Baxter & Associates, Ltd. since 1982.          (US) Holdings, Inc.
Wayne, PA 19087-5593       and Trustee   1997        Trustee, PBHG Fund Services since May 1996.            since 2000. Trustee,
(57)                                                 Chairman, Chief Executive Officer and                  PBHG Funds, since
                                                     Director, Pilgrim Baxter Value Investors, Inc. June    1997.
                                                     1996 to May 2002. Trustee, PBHG Fund Distributors
                                                     since January 1998. Chairman, Director and Chief
                                                     Executive of Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. Director, PBHG
                                                     Shareholder Services, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
* Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a trustee who may be deemed to be of the Trust, as that an
"interested person" term is defined in the 1940 Act, because he is a Director of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Officers***
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President     President   Director, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive                 since       1982. President, Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                     1997        1982-2003. Trustee, PBHG Fund Services since May
(62)                                                 1996. President, PBHG Funds, since 1997.
                                                     President and Director, Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. President and Director,
                                                     Pilgrim Baxter Value Investors, Inc. June 1996 to May
                                                     2002. Director, PBHG Shareholder Services, Inc.
                                                     since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer,    Treasurer,  Vice President, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive   Chief         Chief       2001 and Director of Mutual Fund Operations, Pilgrim
Wayne, PA 19087-5593       Financial     Financial   Baxter & Associates, Ltd., 1996-2001. Treasurer, Chief
(39)                       Officer,      Officer,    Financial Officer, Controller, PBHG Funds, since 1997.
                           Controller    Controller  President, PBHG Shareholder Services, Inc. since 2001.
                                         since       President, PBHG Fund Distributors, 1999-2003. Vice
                                         1997        President, PBHG Fund Distributors, since March 2003 and
                                                     Treasurer, PBHG Fund Services, May 1996-1999. President,
                                                     PBHG Fund Services since December 1998.


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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS*** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF
                                POSITION             OFFICE AND
                                HELD WITH             LENGTH OF                           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          THE FUND             TIME SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr                 Vice President          Vice                 Senior Vice President, Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive     and Secretary           President            since 2001 and General Counsel and Secretary, Pilgrim
Wayne, PA 19087-5593                                 and                  Baxter & Associates, Ltd. since November 1996. Vice
(41)                                                 Secretary            President and Secretary, PBHG Funds, since 1997.
                                                     since                General Counsel and Secretary, Pilgrim Baxter Value
                                                     1997                 Investors, Inc. November 1996 to May 2002. General
                                                                          Counsel and Secretary PBHG Shareholder Services,
                                                                          since 2001. General Counsel and Secretary, PBHG
                                                                          Fund Services since January 1998. General Counsel and
                                                                          Secretary, PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III        Vice President          Vice                 Vice President, Senior Legal Counsel and Assistant
1400 Liberty Ridge Drive     and Assistant           President            Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
Wayne, PA 19087-5593         Secretary               and                  Distributors, PBHG Fund Services, since December 2001.
(43)                                                 Assistant            Vice President and Assistant Secretary, PBHG Funds,
                                                     Secretary            since 2002. Director and Senior Counsel, Merrill Lynch
                                                     since                Investment Managers, L.P. and Princeton Administrators,
                                                     2002                 L.P. until 2001. Secretary of various Merrill Lynch and
                                                                          Mercury open-end funds, as well as Somerset Exchange
                                                                          Fund and The Europe Fund, Inc., until 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon              Vice President          Vice                 Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                             President            Associates, Ltd., PBHG Fund Services, Pilgrim Baxter
Wayne, PA 19087-5593                                 since                Private Equity Advisor, PBHG Funds, PBHG
(39)                                                 2001                 Shareholder Services and PBHG Fund Distributors
                                                                          since April 2001, Pilgrim Baxter Value Investors, Inc.,
                                                                          April 2001 to May 2002. Vice President and
                                                                          Deputy Compliance Officer, Delaware Investments,
                                                                          1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner            Assistant               Assistant            Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since February 2000. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2000. Fund
 (33)                                                2000                 Accounting Manager, SEI Investments Mutual
                                                                          Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne           Assistant               Assistant            Fund Administration Associate, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since August 2001. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2001. Fund
(30)                                                 2001                 Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                          Accountant, PFPC, Inc., 1998-1999. Annuity Loan
                                                                          Officer and Fund Auditor, Carpenters Health and
                                                                          Welfare of Philadelphia, 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch                Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Global Funds Services and SEI
Oaks, PA 19456               Secretary               and                  Investments Distribution Co. since November
(38)                                                 Assistant            2001. Vice President and Assistant Secretary,
                                                     Secretary            PBHG Funds, since 2002. Associate, Howard,
                                                     since                Rice, Nemouosic, Canady, Falk Rotbicin (Law
                                                     2002                 Firm), 1998-2001. Associate Seward & Kissel LLP
                                                                          (Law Firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Co. and Vice President and Assistant
Oaks, PA 19456               Secretary               and                  Secretary of SEI Investments Global Funds Services
 (35)                                                Assistant            and SEI Investments Distribution Co. since November
                                                     Secretary            1999. Vice President and Assistant Secretary, PBHG
                                                     since 1999           Funds, since 1999. Associate, Dechert Price & Rhoads
                                                                          (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------


***Officer of the Trust until such time as his or her successor is duly elected and qualified.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

Dear Shareholder,

The six month period ended June 30, 2003 started out with uncertainty stemming from the struggling economy, SARS, a weak job market, soaring gasoline prices and anxiety over a possible war with Iraq. This uncertainty clouded the financial markets. But the second quarter of 2003 saw a resurgence in many stocks, as a number of market indexes reached their highest quarterly levels in years. During this period, the U.S realized a quick end to the military combat phase of the war in Iraq, a historic reduction in taxes investors must pay on common stock dividends and rudimentary signs of an economic rebound. These factors all combined to fuel the dramatic rise in the U.S. equity markets. For the six month period, PBHG Mid-Cap Portfolio posted a gain at net asset value of 12.66% narrowly outperforming the 12.41% gain posted by the benchmark S&P MidCap 400 Index.

PERFORMANCE DISCUSSION

Over the six-month period we found significant success in the technology sector. Our overweight position and strong stock selection helped us to outperform the Index. Important contributors included Silicon Laboratories, Intersil and Nvidia. Nvidia, a graphics computer chip maker, performed well primarily because of continued strong demand in the video game console market and signs of improving demand for personal computers.

Relative to the benchmark, we also had success in the financial sector where our stock selection contributed positively to overall performance. For example, our asset manager holdings clearly were the beneficiaries of an improving stock market. In addition, our bank holdings performed well as they prudently returned capital to their shareholders, helping them outperform. Our selections in the health care sector also aided performance over the period.

The two sectors that proved to be the greatest hindrance to performance during the period were energy and consumer staples. In the consumer staples area, performance was impacted by holdings such as Tyson Foods and Adolph Coors, where unexpected bad news caused significant share price reductions in companies we had thought were fairly priced. We sold out of both of these positions as quickly as prudently possible. In the energy sector, Frontier Oil was a holding that dragged on performance due to a weakening of oil refining margins during the period. We were also hurt by an overweight position in this sector.

LOOKING FORWARD

Going forward, we believe that the services sector presents the greatest opportunity for the Portfolio. Competition from China and other foreign economies does not exist for many of the companies found in this sector. In addition, this sector is not typically capital-intensive. Consequently, companies found here tend to enjoy strong balance sheets and strong cash flow generation.

We believe community and regional banks represent the least attractive sector for us going forward. Although these stocks have outperformed over the past several years due to historic decreases in interest rates coupled with strong consumer loan demand, we believe this sector has had too much of a good thing.

We believe companies that occupy the midcap space in general have proven business models and strong management teams. Unlike their larger counterparts, we believe midcaps have enjoyed recent success in that they do not suffer from the "law of large numbers." In other words, many midcap companies are in the investment sweet spot of having proved they can execute, but yet remain nimble enough to take advantage of future potential growth opportunities. Additionally, midcap stocks, for the most part, do not face many of the issues that currently plague larger cap companies such as large underfunded pensions, and complex accounting issues. By steadfastly following our process and remaining unemotional as we perform our analysis, we believe the Portfolio will have the best chance for outperformance relative to our benchmark.

Sincerely,

/S/ Jerome J. Heppelmann

Jerome J. Heppelmann, CFA
Portfolio Manager

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO                                              (UNAUDITED)


-------------------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2003
-------------------------------------------------------------------------------------------
                                               Annualized     Annualized
                                 Six            One Year       Three Year     Inception to
                                 Months 2        Return         Return           Date 3
-------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio           12.66%          1.57%           2.99%           13.31%
-------------------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG MID-CAP
                 PORTFOLIO VERSUS THE S&P MIDCAP 400 INDEX AND
                     THE LIPPER MID-CAP CORE FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                                                                                                                 LIPPER MID-CAP CORE
                      PBHG MID-CAP PORTFOLIO                       S&P MIDCAP 400 INDEX                              FUNDS AVERAGE
11/30/98                      10,000                                      10,000                                         10,000
12/31/98                      11,100                                      11,208                                         10,832
1/31/99                       11,300                                      10,772                                         10,755
2/28/99                       10,640                                      10,208                                         10,181
3/31/99                       11,180                                      10,493                                         10,563
4/30/99                       11,420                                      11,321                                         11,252
5/31/99                       12,010                                      11,370                                         11,372
6/30/99                       12,840                                      11,979                                         12,045
7/31/99                       12,650                                      11,724                                         11,854
8/31/99                       12,190                                      11,322                                         11,525
9/30/99                       12,017                                      10,972                                         11,369
10/31/99                      12,110                                      11,532                                         11,850
11/30/99                      12,556                                      12,137                                         12,557
12/31/99                      13,948                                      12,858                                         13,791
1/31/2000                     13,363                                      12,496                                         13,407
2/29/2000                     14,007                                      13,371                                         14,929
3/31/2000                     16,066                                      14,489                                         15,562
4/30/2000                     15,703                                      13,984                                         14,773
5/31/2000                     16,347                                      13,809                                         14,328
6/30/2000                     16,230                                      14,012                                         15,084
7/31/2000                     16,008                                      14,233                                         14,878
8/31/2000                     17,716                                      15,822                                         16,380
9/30/2000                     17,178                                      15,714                                         16,147
10/31/2000                    17,006                                      15,181                                         15,632
11/30/2000                    16,047                                      14,035                                         14,235
12/31/2000                    17,919                                      15,109                                         15,355
1/31/2001                     18,306                                      15,445                                         15,662
2/28/2001                     17,905                                      14,564                                         14,703
3/31/2001                     17,360                                      13,481                                         13,767
4/30/2001                     18,952                                      14,968                                         15,013
5/31/2001                     19,611                                      15,317                                         15,383
6/30/2001                     19,740                                      15,255                                         15,377
7/31/2001                     19,439                                      15,028                                         15,022
8/31/2001                     18,751                                      14,536                                         14,417
9/30/2001                     16,077                                      12,728                                         12,617
10/31/2001                    16,798                                      13,291                                         13,166
11/30/2001                    18,415                                      14,280                                         14,135
12/31/2001                    19,344                                      15,017                                         14,837
1/31/2002                     18,622                                      14,940                                         14,612
2/28/2002                     18,261                                      14,958                                         14,427
3/31/2002                     19,070                                      16,027                                         15,336
4/30/2002                     18,983                                      15,952                                         15,163
5/31/2002                     18,738                                      15,683                                         14,874
6/30/2002                     17,453                                      14,535                                         13,814
7/31/2002                     15,807                                      13,127                                         12,423
8/31/2002                     15,894                                      13,193                                         12,490
9/30/2002                     14,580                                      12,130                                         11,536
10/31/2002                    15,331                                      12,656                                         11,972
11/30/2002                    16,428                                      13,388                                         12,648
12/31/2002                    15,735                                      12,838                                         12,118
1/31/2003                     15,360                                      12,463                                         11,837
2/28/2003                     15,143                                      12,166                                         11,579
3/31/2003                     15,172                                      12,269                                         11,679
4/30/2003                     16,154                                      13,159                                         12,523
5/31/2003                     17,756                                      14,250                                         13,574
6/30/2003                     17,727                                      14,432                                         13,772

1 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT
  RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG MID-CAP PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Mid-Cap Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Mid-Cap Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The performance results are subject to change since June 30, 2003.
2 The six month return has not been annualized.
3 PBHG Mid-Cap Portfolio commenced operations on November 30, 1998. Prior to May
  1, 2003 the PBHG Mid-Cap Portfolio was named the PBHG Mid-Cap Value Portfolio. 4 For more information on the S&P MidCap 400 Index, please see the PBHG
  Disclosure Notes on page 41.
5 For more information on the Lipper Mid-Cap Core Funds Average, please see the PBHG Disclosure Notes on page 41.

SECTOR WEIGHTINGS AT JUNE 30, 2003

[PIE CHART]

Basic Materials                         (1%)
Consumer Cyclical                      (17%)
Consumer Non-Cyclical                   (1%)
Energy                                 (11%)
Financial                              (21%)
Health Care                            (11%)
Industrial                              (6%)
Services                               (11%)
Technology                             (18%)
Utilities                               (3%)

% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2003

Equifax                                                      2.3%
Pier 1 Imports                                               2.3%
Dun & Bradstreet                                             2.2%
Infosys Technologies ADR                                     2.0%
Applera - Applied Biosystems Group                           1.9%
DST Systems                                                  1.9%
Baxter International                                         1.9%
United Microelectronics ADR                                  1.8%
Franklin Resources                                           1.8%
Transocean                                                   1.8%
-----------------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS                            19.9%

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

STATEMENT OF NET ASSETS
As of June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
                                                                        Market
Description                                            Shares            Value
-------------------------------------------------------------------------------
COMMON STOCK -- 97.7%
BASIC MATERIALS -- 1.4%
CHEMICALS-SPECIALTY -- 0.7%
International Flavors & Fragrances                       4,500        $ 143,685
                                                                      ---------
                                                                        143,685
-------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.7%
Air Products & Chemicals                                 3,100          128,960
                                                                      ---------
                                                                        128,960
                                                                      ---------
TOTAL BASIC MATERIALS (COST $265,706)                                   272,645
                                                                      ---------
-------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 16.7%
APPAREL MANUFACTURERS -- 0.6%
Jones Apparel Group*                                     4,100          119,966
                                                                      ---------
                                                                        119,966
-------------------------------------------------------------------------------
CABLE TV -- 0.2%
Cablevision Systems, Cl A*                               2,000           41,520
                                                                      ---------
                                                                         41,520
-------------------------------------------------------------------------------
CASINO HOTELS -- 1.0%
Park Place Entertainment*                               22,100          200,889
                                                                      ---------
                                                                        200,889
-------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 1.4%
CDW*                                                     6,100          279,380
                                                                      ---------
                                                                        279,380
-------------------------------------------------------------------------------
MULTIMEDIA -- 1.3%
E.W. Scripps, Cl A                                       2,900          257,288
                                                                      ---------
                                                                        257,288
-------------------------------------------------------------------------------
PRINTING-COMMERCIAL -- 1.3%
Valassis Communications*                                10,300          264,916
                                                                      ---------
                                                                        264,916
-------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 1.5%
Scholastic*                                             10,000          297,800
                                                                      ---------
                                                                        297,800
-------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.6%
Reader's Digest, Cl A                                    9,250          124,690
                                                                      ---------
                                                                        124,690
-------------------------------------------------------------------------------
RADIO -- 2.3%
Hispanic Broadcasting*                                   9,800          249,410
Radio One, Cl A*                                        11,500          205,390
                                                                      ---------
                                                                        454,800
-------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.8%
Abercrombie & Fitch*                                     5,400          153,414
                                                                      ---------
                                                                        153,414


-------------------------------------------------------------------------------
                                                                        Market
Description                                            Shares            Value
-------------------------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 2.3%
Pier 1 Imports                                          22,500        $ 459,000
                                                                      ---------
                                                                        459,000
-------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 1.1%
JC Penney                                               13,300          224,105
                                                                      ---------
                                                                        224,105
-------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 1.3%
Office Depot*                                           18,200          264,082
                                                                      ---------
                                                                        264,082
-------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Yum! Brands*                                             7,100          209,876
                                                                      ---------
                                                                        209,876
                                                                      ---------
TOTAL CONSUMER CYCLICAL (COST $3,211,000)                             3,351,726
                                                                      ---------
-------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.4%
FOOD-MEAT PRODUCTS -- 0.4%
Hormel Foods                                             3,500           82,950
                                                                      ---------
                                                                         82,950
                                                                      ---------
TOTAL CONSUMER NON-CYCLICAL (COST $74,206)                               82,950
                                                                      ---------
-------------------------------------------------------------------------------
ENERGY -- 10.6%
OIL & GAS DRILLING -- 4.2%
GlobalSantaFe                                            7,900          184,386
Pride International*                                    15,300          287,946
Transocean*^                                            16,700          366,899
                                                                      ---------
                                                                        839,231
-------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 4.4%
Anadarko Petroleum                                       7,600          337,972
EOG Resources                                            5,800          242,672
Newfield Exploration*                                    5,400          202,770
Noble Energy                                             2,700          102,060
                                                                      ---------
                                                                        885,474
-------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.2%
Frontier Oil                                            15,800          240,160
                                                                      ---------
                                                                        240,160
-------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.8%
Weatherford International*                               3,700          155,030
                                                                      ---------
                                                                        155,030
                                                                      ---------
TOTAL ENERGY (COST $ 2,036,220)                                       2,119,895
                                                                      ---------
-------------------------------------------------------------------------------
FINANCIAL-- 20.2%
COMMERCIAL BANKS-WESTERN US -- 1.1%
Zions Bancorporation                                     4,400          222,684
                                                                      ---------
                                                                        222,684
-------------------------------------------------------------------------------
FIDUCIARY BANKS -- 1.4%
Wilmington Trust                                         9,800          287,630
                                                                      ---------
                                                                        287,630
-------------------------------------------------------------------------------

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

--------------------------------------------------------------------------------
                                                                         Market
Description                                              Shares          Value
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.5%
Legg Mason                                               1,600        $ 103,920
                                                                        103,920
                                                                      ----------
FINANCE-MORTGAGE LOAN/BANKER -- 1.8%
Countrywide Credit                                       5,100          354,807
                                                                      ----------
                                                                        354,807
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 1.3%
AON                                                     10,500          252,840
                                                                      ----------
                                                                        252,840
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.9%
Federated Investors, Cl B                                7,800          213,876
Franklin Resources                                       9,500          371,165
                                                                      ----------
                                                                        585,041
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.4%
Protective Life                                         10,800          288,900
                                                                      ----------
                                                                        288,900
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.6%
HCC Insurance Holdings                                   9,200          272,044
PartnerRe                                                4,700          240,217
                                                                      ----------
                                                                        512,261
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.2%
Xl Capital, Cl A                                         2,800          232,400
                                                                      ----------
                                                                        232,400
--------------------------------------------------------------------------------
REINSURANCE -- 1.2%
Odyssey Re Holdings                                     11,900          251,090
                                                                        251,090
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 1.0%
Archstone-Smith Trust                                    1,597           38,328
Equity Residential                                       6,200          160,890
                                                                      ----------
                                                                        199,218
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 2.7%
American Financial Realty Trust*                        24,000          357,840
Boston Properties                                        2,000           87,600
Brandywine Realty Trust                                  4,200          103,404
                                                                      ----------
                                                                        548,844
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.4%
Simon Property Group                                     2,100           81,963
                                                                      ----------
                                                                         81,963
--------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.7%
AMB Property                                             5,200          146,484
                                                                      ----------
                                                                        146,484
                                                                      ----------
TOTAL FINANCIAL (COST $3,694,622)                                     4,068,082
                                                                      ----------
--------------------------------------------------------------------------------
HEALTH CARE-- 11.1%
DISPOSABLE MEDICAL PRODUCTS -- 1.7%
CR Bard                                                  4,900          349,419
                                                                      ----------
                                                                        349,419


--------------------------------------------------------------------------------
                                                                         Market
Description                                              Shares          Value
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.4%
Beckman Coulter                                          1,800        $  73,152
                                                                      ----------
                                                                         73,152
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 3.3%
Baxter International                                    14,500          377,000
Becton Dickinson                                         7,600          295,260
                                                                      ----------
                                                                        672,260
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.4%
IDEC Pharmaceuticals*                                    2,200           74,800
                                                                      ----------
                                                                         74,800
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.3%
SICOR*                                                  12,500          254,250
                                                                      ----------
                                                                        254,250
--------------------------------------------------------------------------------
MEDICAL-HMO -- 2.8%
Anthem*                                                  4,000          308,600
WellChoice*                                              9,100          266,448
                                                                      ----------
                                                                        575,048
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.2%
Lincare Holdings*                                        7,600          239,476
                                                                      ----------
                                                                        239,476
                                                                      ----------
TOTAL HEALTH CARE (COST$1,943,527)                                    2,238,405
                                                                      ----------
--------------------------------------------------------------------------------
INDUSTRIAL-- 6.3%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
Alliant Techsystems*                                     3,300          171,303
                                                                      ----------
                                                                        171,303
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.2%
SPX*                                                     5,300          233,518
                                                                      ----------
                                                                        233,518
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.6%
Flextronics                                             11,600          120,524
                                                                      ----------
International*+                                                         120,524
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 1.0%
Pall                                                     8,700          195,750
                                                                      ----------
                                                                        195,750
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.9%
Applera - Applied Biosystems Group                      20,400          388,212
                                                                      ----------
                                                                        388,212
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.8%
Republic Services*                                       7,200          163,224
                                                                      ----------
                                                                        163,224
                                                                      ----------
TOTAL INDUSTRIAL (COST $1,161,117)                                    1,272,531
                                                                      ----------
--------------------------------------------------------------------------------
SERVICES -- 10.6%
COMMERCIAL SERVICES-FINANCE -- 3.1%
Concord EFS*                                            10,500          154,560
Equifax                                                 17,900          465,400
                                                                      ----------
                                                                        619,960
--------------------------------------------------------------------------------

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                                         Market
Description                                             Shares           Value
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 4.0%
Ceridian*                                               15,200        $ 257,944
DST Systems*                                            10,000          380,000
Sungard Data Systems*                                    5,900          152,869
                                                                      ----------
                                                                        790,813
--------------------------------------------------------------------------------
DIRECT MARKETING -- 0.5%
Harte-Hanks                                              5,400          102,600
                                                                      ----------
                                                                        102,600
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.6%
Hewitt Associates, Cl A*                                 9,000          211,950
Manpower                                                 3,000          111,270
                                                                      ----------
                                                                        323,220
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 1.4%
CH Robinson Worldwide                                    8,000          284,480
                                                                      ----------
                                                                        284,480
                                                                      ----------
TOTAL SERVICES (COST $1,911,927)                                      2,121,073
                                                                      ----------
--------------------------------------------------------------------------------
TECHNOLOGY-- 17.6%
APPLICATIONS SOFTWARE -- 3.0%
Infosys Technologies ADR                                 7,600          407,740
Siebel Systems*                                         19,900          189,846
                                                                      ----------
                                                                        597,586
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.1%
Brocade Communications Systems*                         37,000          217,930
                                                                      ----------
                                                                        217,930
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 4.0%
Dun & Bradstreet*                                       10,800          443,880
Fair Isaac                                               4,100          210,945
Veritas Software*                                        5,200          149,084
                                                                      ----------
                                                                        803,909
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.3%
Intersil, Cl A*                                          5,800          154,338
Microchip Technology                                     3,500           86,205
Nvidia*                                                  8,600          197,886
Silicon Laboratories*                                      900           23,976
                                                                      ----------
                                                                        462,405
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 2.2%
Cadence Design Systems*                                 25,300          305,118
Synopsys*                                                2,200          136,070
                                                                      ----------
                                                                        441,188
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 1.7%
Pitney Bowes                                             9,000          345,690
                                                                      ----------
                                                                        345,690
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.8%
United Microelectronics ADR*                            99,600          373,500
                                                                      ----------
                                                                        373,500
--------------------------------------------------------------------------------

                                                          Shares/Face    Market
Description                                                 Amount        Value
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.8%
Lam Research*                                               8,400      $152,964
                                                                     -----------
                                                                        152,964
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.7%
Comverse Technology*                                          9,800     147,294
                                                                     -----------
                                                                        147,294
                                                                     -----------
TOTAL TECHNOLOGY (COST $3,056,748)                                    3,542,466
                                                                     -----------
--------------------------------------------------------------------------------
UTILITIES -- 2.8%
ELECTRIC-INTEGRATED -- 2.8%
Allete                                                        4,600     122,130
Consolidated Edison                                           4,600     199,088
TXU                                                           3,500      78,575
Wisconsin Energy                                              5,700     165,300
                                                                     -----------
                                                                        565,093
                                                                     -----------
TOTAL UTILITIES (COST $511,450)                                         565,093
                                                                     -----------
TOTAL COMMON STOCK (COST $17,866,523)                                19,634,866
                                                                     -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.2%
Morgan Stanley
   0.75%, dated 06/30/03, matures
   07/01/03, repurchase price $633,854
   (collateralized by U.S. Government
   Obligations: total market value
   $646,537) (A)                                       $    633,841     633,841
                                                                     -----------
TOTAL REPURCHASE AGREEMENT (COST $633,841)                              633,841
                                                                     -----------
TOTAL INVESTMENTS-- 100.9% (COST $18,500,364)                        20,268,707
                                                                     -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.9%)
Receivable for investment securities sold                               353,860
Payable for investment advisory fees                                    (13,624)
Payable for administrative fees                                          (2,481)
Payable for investment securities purchased                            (396,794)
Other assets and liabilities, net                                      (123,660)
                                                                     -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                (182,699)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value) based on
   1,635,624 outstanding shares of beneficial interest               19,479,321
Accumulated net investment loss                                         (18,946)
Accumulated net realized loss on investments                         (1,142,710)
Net unrealized appreciation on investments                            1,768,343
                                                                     -----------
TOTAL NET ASSETS-- 100.0%                                          $ 20,086,008
                                                                     -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                     $  12.28
                                                                     -----------

* Non-income producing security.
^ Cayman Islands domiciled security traded on the New York Stock Exchange. + Singapore domiciled security traded on the Nasdaq Stock Market.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT-- Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

STATEMENT OF OPERATIONS
For the six month period ended June 30, 2003 (Unaudited)

Investment Income:
   Dividends ..................................................... $    73,152
   Interest ......................................................       4,509
   Less: Foreign Taxes Withheld ..................................       (192)
                                                                   ------------
     Total Investment Income .....................................      77,469
                                                                   ------------

Expenses:
   Investment Advisory Fees ......................................      68,293
   Administrative Fees ...........................................      12,052
   Transfer Agent Fees ...........................................      12,020
   Custodian Fees ................................................       5,224
   Professional Fees .............................................       1,757
   Printing Fees .................................................       1,313
   Trustees' Fees ................................................       1,023
   Other Fees ....................................................       1,417
                                                                   ------------
     Total Expenses ..............................................     103,099
                                                                   ------------

Less:
   Waiver of Investment Advisory Fees ............................     (6,684)
                                                                   ------------
     Net Expenses ................................................      96,415
                                                                   ------------
Net Investment Loss ..............................................    (18,946)
                                                                   ------------
Net Realized Gain from Security Transactions .....................     339,912
Net Change in Unrealized Appreciation on Investments .............   1,822,326
                                                                   ------------
Net Realized and Unrealized Gain on Investments ..................   2,162,238
                                                                   ------------
Increase in Net Assets Resulting from Operations ................. $ 2,143,292
                                                                   ============

The accompanying notes are an integral part of the financial statements.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
For the six month period ended June 30, 2003 (Unaudited) and the year ended December 31, 2002, respectively

                                                                                      01/01/03                 01/01/02
                                                                                        to                        to
                                                                                      06/30/03                 12/31/02
                                                                                   ------------              ------------
Investment Activities:
   Net Investment Loss ...............................................             $    (18,946)             $       (328)
   Net Realized Gain (Loss) from Security Transactions ...............                  339,912                (1,400,070)
   Net Change in Unrealized Appreciation (Depreciation) on Investments                1,822,326                  (390,120)
                                                                                   ------------              ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations ...                2,143,292                (1,790,518)
                                                                                   ------------              ------------
Capital Share Transactions:
   Shares Issued .....................................................                6,154,118                16,636,895
   Shares Redeemed ...................................................               (1,903,982)               (4,708,548)
                                                                                   ------------              ------------
   Increase in Net Assets Derived from Capital Share Transactions ....                4,250,136                11,928,347
                                                                                   ------------              ------------
   Total Increase in Net Assets ......................................                6,393,428                10,137,829
                                                                                   ------------              ------------
Net Assets:
   Beginning of Period ...............................................               13,692,580                 3,554,751
                                                                                   ------------              ------------
   End of Period .....................................................             $ 20,086,008              $ 13,692,580
                                                                                   ------------              ------------

Shares Issued and Redeemed:
   Shares Issued .....................................................                  552,307                 1,390,577
   Shares Redeemed ...................................................                 (172,379)                 (400,198)
                                                                                   ------------              ------------
   Increase in Shares Outstanding ....................................                  379,928                   990,379
                                                                                   ------------              ------------


The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Fiscal Year or Period




                                       Net
           Net                    Realized and                                                                            Net
          Asset                     Unrealized                      Distributions     Distributions                      Asset
          Value         Net          Gains or            Total          from             from                            Value
        Beginning   Investment        Losses             from       Net Investment      Capital         Total             End
        of Period  Income (Loss)  on Securities        Operations       Income           Gains      Distributions      of Period
-----------------------------------------------------------------------------------------------------------------------------------
2003**    $10.90      $  (0.01)       $1.39              $1.38              --              --              --          $12.28
2002       13.40            --        (2.50)             (2.50)             --              --              --           10.90
2001       12.49            --         0.98               0.98              --        $  (0.07)        $ (0.07)          13.40
2000       11.92         0.02          3.34               3.36        $  (0.04)          (2.75)          (2.79)          12.49
1999       11.10         0.02          2.75               2.77              --           (1.95)          (1.95)          11.92
1998 1     10.00           --          1.10               1.10              --              --              --           11.10

                                      Ratio                         Ratio                            of Net
                                   of Expenses                      of Net           Ratio          Investment
                          Net       to Average                    Investment      of Expenses          Loss
                        Assets     Net Assets      Ratio of         Income         to Average       to Average
                         End        (Excluding     Expenses         (Loss)         Net Assets       Net Assets      Portfolio
           Total      of Period      Expense       to Average     to Average      (Excluding       (Excluding        Turnover
           Return        (000)      Reduction)     Net Assets     Net Assets        Waivers          Waivers           Rate
-------------------------------------------------------------------------------------------------------------------------------
2003**    12.66%+   $ 20,086,008        1.20%*        1.20%*        (0.24)%*        1.28%*            (0.32)%*        98.14%+
2002     (18.66)%     13,692,580        1.20%         1.13%          0.00%          1.47%             (0.34)%         197.63%
2001        7.95%      3,554,751        1.20%         1.20%          0.07%          2.40%             (1.13)%         251.16%
2000       28.47%        895,752        1.20%         1.20%          0.19%          4.52%             (3.13)%         260.64%
1999       25.66%        697,762        1.20%         1.20%          0.15%          5.89%             (4.54)%         906.69%
1998 1    11.00%+        555,144        1.20%*        1.20%*         0.26%*         4.13%*            (2.67)%*        72.32%+

*  Annualized.
** For the six month period ended June 30, 2003 (Unaudited).
+  Total return and portfolio turnover have not been annualized.
1 Commenced operations on November 30, 1998.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
As of June 30, 2003 (Unaudited)

1. ORGANIZATION
PBHG Mid-Cap Portfolio (the "Portfolio"), (formerly the PBHG Mid-Cap Value Portfolio), is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), (formerly the PBHG Small Cap Value Portfolio), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio, or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2003, 47% and 42% of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation -- Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 pm, Eastern Time). Investment securities of the Portfolio that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

Distributions to Shareholders -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by the Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Continued)

Directed Brokerage -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are accounted for as realized gains of the Portfolio. During the six month period ended June 30, 2003, the Portfolio received $3,490 under this arrangement.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million;
(ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At June 30, 2003, the amount of advisory fee waivers and the reimbursements of third party expenses by the Adviser subject to possible recapture was $50,447. At this time, the Portfolio's assets are less than $75 million. No amounts have been recaptured by the adviser during the six month period ended June 30, 2003.

Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("PBVI"), a wholly-owned subsidiary of the Adviser, served as the sub-adviser to the Portfolio. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, PBVI received a fee from the Adviser at an annual rate of 0.50% of the average daily net assets of the Portfolio. PBVI received no fees directly from the Portfolio.

On May 1, 2002, the assets of PBVI, a wholly-owned subsidiary of the Adviser and the sub-adviser to the Select Value Portfolio and the Small Cap Portfolio, were merged into the Adviser. After this merger, the Adviser no longer pays sub-adviser fees to PBVI. The merger had no impact on the management of the Portfolios.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor") a wholly-owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services (the "Sub-
Administrator"), serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. Wachovia Bank, National Association serves as Custodian for the Fund.

Certain officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4. INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2003, amounted to $19,700,498 and $15,156,868, respectively.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

 NOTES TO FINANCIAL STATEMENTS
 (Concluded)

 5. FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2002 were primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital as follows:

                           INCREASE
                         UNDISTRIBUTED
  DECREASE              NET INVESTMENT
PAID-IN-CAPITAL             INCOME
---------------         -------------
   $(215)                    $215

This reclassification had no effect on net assets or net asset value per share.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. At December 31, 2002, the Portfolio had capital loss carryforwards with the following expiration dates:

December 2009              $    5,121
December 2010                 922,527
                           ----------
                           $  927,648
                           ----------

At June 30, 2003, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2003 amounted to $2,076,521 and $308,178, respectively.


6. LINE OF CREDIT
The Portfolio may borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Prior to June 4, 2003 the line of credit available to each Portfolio was $250 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings at June 30, 2003, or at any time during the six month period ended June 30, 2003.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG MID-CAP PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER MID-CAP CORE FUNDS AVERAGE represents 319 mutual funds classified by Lipper, Inc. in the Mid-Cap Core category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The S&P MIDCAP 400 INDEX is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The S&P MidCap 400 Index (the "Index") and the Lipper Mid-Cap Core Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF                                                  NUMBER OF           OTHER
                           POSITION     OFFICE AND                                               PORTFOLIOS IN     DIRECTORSHIPS
                          HELD WITH      LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN        HELD
NAME, ADDRESS, AND AGE     THE FUND     TIME SERVED             DURING PAST 5 YEARS                BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson        Trustee       Trustee     Chief Financial Officer, The Triumph Group, Inc.  27   Director, The Triumph
1550 Liberty Ridge Drive                 since       (manufacturing) since 1992.                            Group, Inc. since 1992
Suite 100                                1997                                                               Trustee, PBHG Funds,
Wayne, PA 19085                                                                                             since 1997.
(58)
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards          Trustee       Trustee     Consultant, Syrus Associates (business and        27   Trustee, Provident
76 Seaview Drive                         since       marketing consulting firm) 1986-2002.                  Investment Counsel Trust
Santa Barbara,                           1997                                                               (investment company-13
California 93108                                                                                            Portfolios) since 1993.
(56)                                                                                                        Trustee, EQ Advisors
                                                                                                            Trust (investment
                                                                                                            company-39 Portfolios)
                                                                                                            since 1997. Trustee,
                                                                                                            PBHG Funds, since
                                                                                                            1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller           Trustee       Trustee     Senior Vice President, Cherry & Webb, CWT         27   Trustee, PBHG Funds,
7 Jennifer Drive                         since       Specialty Stores 1995-2000. Advisor and                since 1997.
Holmdel, New Jersey 07733                1997        Secretary, the Underwoman Shoppes, Inc. (retail
(69)                                                 clothing stores) 1980-2002. Merchandising
                                                     Group Vice President, R.H. Macy & Co. (retail
                                                     department stores) 1958-1995. Retired.
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**         Chairman of   Trustee     Chairman, Chief Executive Officer and Director,   27   Director, Old Mutual
1400 Liberty Ridge Drive   the Board     since       Pilgrim Baxter & Associates, Ltd. since 1982.          (US) Holdings, Inc.
Wayne, PA 19087-5593       and Trustee   1997        Trustee, PBHG Fund Services since May 1996.            since 2000. Trustee,
(57)                                                 Chairman, Chief Executive Officer and                  PBHG Funds, since
                                                     Director, Pilgrim Baxter Value Investors, Inc. June    1997.
                                                     1996 to May 2002. Trustee, PBHG Fund Distributors
                                                     since January 1998. Chairman, Director and Chief
                                                     Executive of Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. Director, PBHG
                                                     Shareholder Services, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
* Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a trustee who may be deemed to be of the Trust, as that an
"interested person" term is defined in the 1940 Act, because he is a Director of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Officers***
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President     President   Director, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive                 since       1982. President, Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                     1997        1982-2003. Trustee, PBHG Fund Services since May
(62)                                                 1996. President, PBHG Funds, since 1997.
                                                     President and Director, Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. President and Director,
                                                     Pilgrim Baxter Value Investors, Inc. June 1996 to May
                                                     2002. Director, PBHG Shareholder Services, Inc.
                                                     since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer,    Treasurer,  Vice President, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive   Chief         Chief       2001 and Director of Mutual Fund Operations, Pilgrim
Wayne, PA 19087-5593       Financial     Financial   Baxter & Associates, Ltd., 1996-2001. Treasurer, Chief
(39)                       Officer,      Officer,    Financial Officer, Controller, PBHG Funds, since 1997.
                           Controller    Controller  President, PBHG Shareholder Services, Inc. since 2001.
                                         since       President, PBHG Fund Distributors, 1999-2003. Vice
                                         1997        President, PBHG Fund Distributors, since March 2003 and
                                                     Treasurer, PBHG Fund Services, May 1996-1999. President,
                                                     PBHG Fund Services since December 1998.


[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS*** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF
                                POSITION             OFFICE AND
                                HELD WITH             LENGTH OF                           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          THE FUND             TIME SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr                 Vice President          Vice                 Senior Vice President, Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive     and Secretary           President            since 2001 and General Counsel and Secretary, Pilgrim
Wayne, PA 19087-5593                                 and                  Baxter & Associates, Ltd. since November 1996. Vice
(41)                                                 Secretary            President and Secretary, PBHG Funds, since 1997.
                                                     since                General Counsel and Secretary, Pilgrim Baxter Value
                                                     1997                 Investors, Inc. November 1996 to May 2002. General
                                                                          Counsel and Secretary PBHG Shareholder Services,
                                                                          since 2001. General Counsel and Secretary, PBHG
                                                                          Fund Services since January 1998. General Counsel and
                                                                          Secretary, PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III        Vice President          Vice                 Vice President, Senior Legal Counsel and Assistant
1400 Liberty Ridge Drive     and Assistant           President            Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
Wayne, PA 19087-5593         Secretary               and                  Distributors, PBHG Fund Services, since December 2001.
(43)                                                 Assistant            Vice President and Assistant Secretary, PBHG Funds,
                                                     Secretary            since 2002. Director and Senior Counsel, Merrill Lynch
                                                     since                Investment Managers, L.P. and Princeton Administrators,
                                                     2002                 L.P. until 2001. Secretary of various Merrill Lynch and
                                                                          Mercury open-end funds, as well as Somerset Exchange
                                                                          Fund and The Europe Fund, Inc., until 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon              Vice President          Vice                 Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                             President            Associates, Ltd., PBHG Fund Services, Pilgrim Baxter
Wayne, PA 19087-5593                                 since                Private Equity Advisor, PBHG Funds, PBHG
(39)                                                 2001                 Shareholder Services and PBHG Fund Distributors
                                                                          since April 2001, Pilgrim Baxter Value Investors, Inc.,
                                                                          April 2001 to May 2002. Vice President and
                                                                          Deputy Compliance Officer, Delaware Investments,
                                                                          1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner            Assistant               Assistant            Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since February 2000. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2000. Fund
 (33)                                                2000                 Accounting Manager, SEI Investments Mutual
                                                                          Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne           Assistant               Assistant            Fund Administration Associate, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since August 2001. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2001. Fund
(30)                                                 2001                 Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                          Accountant, PFPC, Inc., 1998-1999. Annuity Loan
                                                                          Officer and Fund Auditor, Carpenters Health and
                                                                          Welfare of Philadelphia, 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch                Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Global Funds Services and SEI
Oaks, PA 19456               Secretary               and                  Investments Distribution Co. since November
(38)                                                 Assistant            2001. Vice President and Assistant Secretary,
                                                     Secretary            PBHG Funds, since 2002. Associate, Howard,
                                                     since                Rice, Nemouosic, Canady, Falk Rotbicin (Law
                                                     2002                 Firm), 1998-2001. Associate Seward & Kissel LLP
                                                                          (Law Firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Co. and Vice President and Assistant
Oaks, PA 19456               Secretary               and                  Secretary of SEI Investments Global Funds Services
 (35)                                                Assistant            and SEI Investments Distribution Co. since November
                                                     Secretary            1999. Vice President and Assistant Secretary, PBHG
                                                     since 1999           Funds, since 1999. Associate, Dechert Price & Rhoads
                                                                          (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------


***Officer of the Trust until such time as his or her successor is duly elected and qualified.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

Dear Shareholder:

Stocks struggled in the beginning months of the year, as investors fretted over the economy and the growing prospect of war. However, as some of the uncertainty subsided following the swift overthrow of the Iraqi regime, the stock market went on to stage a rally. For the six months ended June 30, 2003, the PBHG Select 20 Portfolio gained 15.42% at net asset value. The Portfolio outperformed relative to its benchmarks, the S&P 500 Index and the Russell 1000(R) Growth Index which returned 11.76% and 13.09%, respectively, for the same period.

PERFORMANCE DISCUSSION

The Portfolio's outperformance relative to the S&P 500 and Russell 1000(R) Growth Indices was largely attributable to holdings in the health care and services sectors. Our health care selections performed particularly well relative to that area within the benchmarks, led by Boston Scientific, Teva Pharmaceuticals Industries, and Gilead Sciences. The sector's contribution to Portfolio returns was further helped by our overweight position. Within health care, biotechnology was one area that generally fared better, particularly during the difficult first quarter. One challenge that we faced during the period was coming to terms with the volatility and rapid sector rotation that have been characteristic of the short-term market dynamics. This was certainly evident in more cyclical industries, but even within the health care sector. For example, our two top holdings from the first quarter, biotech names Gilead Sciences and Amgen, ceded their leadership roles to Boston Scientific, an earlier laggard. Another area that contributed positively to returns for the period was the services sector, driven by our position in eBay.

For the first time in over two years, the Portfolio's technology weighting increased during the period. While technology generally detracted from Portfolio results over the past six months, we believe the prospects for the sector are improving. We are currently finding some select opportunities within the sector. During the quarter, we added names in areas where we are seeing some increased spending patterns while we cut positions in issues that we now find relatively less attractive. Selling Microsoft and Qualcomm, which have been suffering from rumors of slower growth, for Cisco Systems and First Data were two examples. In our opinion, increased IT spending will benefit Cisco Systems while an economic recovery should help First Data more than Microsoft or Qualcomm from our perspective.

Our exposure to the industrial sector had the greatest negative impact on returns. Over the past six months, investors shed national defense names, perhaps believing that the quick victory in Iraq would hurt earnings projections. Lockheed Martin has been the major laggard in this area, even though its fundamentals continue to outperform. We still find the sector attractive, as we believe that the defense spending cycle, which typically lasts for over six years, is just starting.

LOOKING FORWARD

While our focus is not on making top-down, macroeconomic portfolio decisions, clearly if the economy were to accelerate the number of fast-growing investment opportunities -- the type of companies we emphasize through a bottom-up selection process -- will increase. One area that we believe would stand to benefit the most from an economic rebound due to its cyclical growth characteristics is technology. We anticipate that the technology sector will benefit from increased business spending. Another area that continues to look promising to us is biotechnology, many biotech companies face a backlog of products that are on the verge of approval. These products, in many cases, have attractive market opportunities with the potential to drive revenues and earnings higher.

Stocks' improved performance over the period was another positive sign for businesses, as the market is considered to be a leading economic indicator. Given the amount of economic remedies currently at work, including the tremendous amount of liquidity resulting from very accommodative fiscal and monetary policy, we believe there is a strong likelihood that the economy and stock market could both continue to make strides in the second half of the year. While past performance does not guarantee future results, history has generally shown that investors shift their attention from low quality names to stocks with strong fundamentals and prospects for growth as an economic recovery gains momentum.

Sincerely,

/S/ Michael S. Sutton

Michael S. Sutton, CFA
Portfolio Manager

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO                                            (Unaudited)


-----------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------
                                                                   Annualized         Annualized     Annualized
                               Six                  One Year       Three Year          Five Year    Inception to
                              Months 2               Return          Return             Return          Date 3
-----------------------------------------------------------------------------------------------------------------
PBHG Select 20 Portfolio      15.42%                 (3.14)%        (29.62)%            (0.86)%         4.08%
-----------------------------------------------------------------------------------------------------------------


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG SELECT 20 PORTFOLIO VERSUS THE S&P 500 INDEX, THE RUSSELL 1000(R) GROWTH INDEX
                 AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                      PBHG SELECT 20                                            RUSSELL 1000                   LIPPER LARGE-CAP
                         PORTFOLIO                 S&P 500 INDEX                GROWTH INDEX                 GROWTH FUNDS AVERAGE
9/25/97                   10,000                      10,000                       10,000                           10,000
9/30/97                    9,980                      10,033                       10,009                           10,000
10/31/97                   9,610                       9,698                        9,630                            9,649
11/30/97                   9,660                      10,147                       10,039                            9,853
12/31/97                  10,030                      10,321                       10,152                            9,973
1/31/98                   10,200                      10,435                       10,455                           10,122
2/28/98                   11,330                      11,187                       11,242                           10,918
3/31/98                   11,970                      11,760                       11,690                           11,442
4/30/98                   12,210                      11,878                       11,852                           11,617
5/31/98                   11,940                      11,674                       11,515                           11,322
6/30/98                   13,150                      12,148                       12,221                           11,988
7/31/98                   13,220                      12,019                       12,140                           11,868
8/31/98                   11,020                      10,283                       10,318                            9,965
9/30/98                   12,600                      10,942                       11,110                           10,630
10/31/98                  12,850                      11,832                       12,003                           11,319
11/30/98                  13,750                      12,549                       12,917                           12,103
12/31/98                  16,300                      13,272                       14,081                           13,350
1/31/99                   17,690                      13,828                       14,908                           14,176
2/28/99                   16,510                      13,398                       14,227                           13,616
3/31/99                   17,930                      13,934                       14,976                           14,391
4/30/99                   17,270                      14,473                       14,996                           14,499
5/31/99                   16,700                      14,132                       14,535                           14,071
6/30/99                   17,870                      14,916                       15,553                           15,066
7/31/99                   17,410                      14,451                       15,058                           14,640
8/31/99                   18,150                      14,378                       15,305                           14,656
9/30/99                   18,760                      13,984                       14,983                           14,529
10/31/99                  20,820                      14,869                       16,115                           15,518
11/30/99                  24,841                      15,172                       16,984                           16,418
12/31/99                  32,701                      16,065                       18,750                           18,411
1/31/2000                 31,851                      15,258                       17,871                           17,713
2/29/2000                 38,221                      14,969                       18,745                           18,957
3/31/2000                 39,111                      16,434                       20,087                           19,927
4/30/2000                 34,651                      15,939                       19,131                           18,815
5/31/2000                 30,141                      15,612                       18,168                           17,781
6/30/2000                 36,131                      15,997                       19,544                           19,025
7/31/2000                 35,871                      15,747                       18,730                           18,626
8/31/2000                 41,091                      16,725                       20,425                           20,218
9/30/2000                 37,549                      15,842                       18,493                           18,904
10/31/2000                33,629                      15,775                       17,618                           17,993
11/30/2000                25,401                      14,531                       15,021                           15,704
12/31/2000                24,895                      14,602                       14,546                           15,688
1/31/2001                 25,454                      15,120                       15,551                           16,123
2/28/2001                 20,776                      13,742                       12,911                           13,790
3/31/2001                 17,373                      12,871                       11,506                           12,414
4/30/2001                 19,101                      13,871                       12,961                           13,714
5/31/2001                 18,890                      13,964                       12,770                           13,587
6/30/2001                 18,195                      13,625                       12,474                           13,178
7/31/2001                 17,426                      13,490                       12,163                           12,722
8/31/2001                 15,593                      12,646                       11,168                           11,680
9/30/2001                 14,107                      11,625                       10,053                           10,509
10/31/2001                14,889                      11,846                       10,581                           10,951
11/30/2001                16,147                      12,755                       11,597                           11,986
12/31/2001                15,892                      12,867                       11,575                           12,023
1/31/2002                 14,821                      12,679                       11,371                           11,760
2/28/2002                 14,396                      12,435                       10,899                           11,224
3/31/2002                 14,804                      12,902                       11,276                           11,688
4/30/2002                 14,379                      12,120                       10,355                           10,883
5/31/2002                 13,784                      12,031                       10,105                           10,643
6/30/2002                 13,002                      11,174                        9,170                            9,764
7/31/2002                 11,592                      10,303                        8,666                            9,035
8/31/2002                 11,524                      10,370                        8,692                            9,059
9/30/2002                 10,963                       9,243                        7,790                            8,244
10/31/2002                11,507                      10,057                        8,505                            8,903
11/30/2002                11,473                      10,649                        8,967                            9,288
12/31/2002                10,912                      10,023                        8,347                            8,634
1/31/2003                 10,674                       9,761                        8,145                            8,461
2/28/2003                 10,691                       9,614                        8,107                            8,391
3/31/2003                 11,116                       9,708                        8,258                            8,549
4/30/2003                 11,745                      10,507                        8,869                            9,155
5/31/2003                 12,356                      11,061                        9,312                            9,600
6/30/2003                 12,594                      11,202                        9,440                            9,689

1 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT
  RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG SELECT 20 PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Select 20 Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. Funds that invest in a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Select 20 Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The performance results are subject to change since June 30, 2003.
2 The six month return has not been annualized.
3 PBHG Select 20 Portfolio commenced operations on September 25, 1997.
4 For more information on the S&P 500 Index please see the PBHG Disclosure Notes on page 54.
5 For more information on the Russell 1000(R) Growth Index please see the PBHG Disclosure Notes on page 54.
6 The chart assumes $10,000 invested
  in the Lipper Large-Cap Growth Funds Average at that month's end, September 30, 1997. For more information on the Lipper Large-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 54.

SECTOR WEIGHTINGS AT JUNE 30, 2003

[PIE CHART]

Consumer Cyclical       (17%)
Financial                (5%)
Health Care             (43%)
Industrial               (5%)
Services                 (6%)
Technology              (24%)

% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2003

Boston Scientific                                            6.4%
Bed Bath & Beyond                                            6.4%
UnitedHealth Group                                           6.2%
Gilead Sciences                                              6.1%
Amgen                                                        5.8%
eBay                                                         5.6%
Teva Pharmaceutical Industries ADR                           4.7%
Dell Computer                                                4.7%
Forest Laboratories                                          4.5%
Xilinx                                                       4.2%
-----------------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS                            54.6%

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

STATEMENT OF NET ASSETS
As of June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------
                                                                       Market
Description                                        Shares           Value (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 87.2%
CONSUMER CYCLICAL -- 14.8%
ENTERTAINMENT SOFTWARE -- 4.2%

Electronic Arts*                                    95,100             $ 7,037
                                                                       --------
                                                                         7,037
-------------------------------------------------------------------------------
RETAIL-BEDDING -- 6.4%
Bed Bath & Beyond*                                 281,400              10,921
                                                                       --------
                                                                        10,921
-------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 4.2%
Wal-Mart Stores                                    133,000               7,138
                                                                       --------
                                                                         7,138
                                                                       --------
TOTAL CONSUMER CYCLICAL (COST $22,412)                                  25,096
                                                                       --------
-------------------------------------------------------------------------------
FINANCIAL -- 4.1%
SUPER-REGIONAL BANK-US -- 4.1%
Bank of America                                     88,100               6,962
                                                                       --------
                                                                         6,962
                                                                       --------
TOTAL FINANCIAL (COST $6,037)                                            6,962
                                                                       --------
-------------------------------------------------------------------------------

HEALTH CARE -- 37.7%
MEDICAL INSTRUMENTS -- 10.4%
Boston Scientific*                                 179,500              10,967
Medtronic                                          141,600               6,793
                                                                       --------
                                                                        17,760
-------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 5.8%
Amgen*                                             149,700               9,946
                                                                       --------
                                                                         9,946
-------------------------------------------------------------------------------
MEDICAL-DRUGS -- 9.2%
Forest Laboratories*                               140,100               7,671
Teva Pharmaceutical Industries ADR                 140,000               7,970
                                                                       --------
                                                                        15,641
-------------------------------------------------------------------------------
MEDICAL-HMO -- 6.2%
UnitedHealth Group                                 209,000              10,502
                                                                       --------
                                                                        10,502
-------------------------------------------------------------------------------
THERAPEUTICS -- 6.1%
Gilead Sciences*                                   186,500              10,366
                                                                       --------
                                                                        10,366
                                                                       --------
TOTAL HEALTH CARE (COST $45,561)                                        64,215
                                                                       --------
-------------------------------------------------------------------------------
INDUSTRIAL -- 4.2%
AEROSPACE/DEFENSE -- 4.2%
Lockheed Martin                                    150,100               7,140
                                                                       --------
                                                                         7,140
                                                                       --------
TOTAL INDUSTRIAL (COST $9,055)                                           7,140
                                                                       --------
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                   Shares/Face        Market
     Description                                   Amount (000)    Value (000)
-------------------------------------------------------------------------------


   SERVICES -- 5.6%
   E-COMMERCE/SERVICES -- 5.6%
   eBay*                                              91,000      $    9,480
                                                                  -------------
                                                                       9,480
                                                                  -------------
   TOTAL SERVICES (COST $6,265)                                        9,480
                                                                  -------------
-------------------------------------------------------------------------------
   TECHNOLOGY -- 20.8%
   COMPUTERS -- 4.6%
   Dell Computer*                                    247,600           7,913
                                                                  -------------
                                                                       7,913
   DATA PROCESSING/MANAGEMENT -- 3.8%
-------------------------------------------------------------------------------
   First Data                                        155,900           6,461
                                                                  -------------
                                                                       6,461
-------------------------------------------------------------------------------
   ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 8.2%
   Intel                                             326,700           6,790
   Xilinx*                                           284,600           7,203
                                                                  -------------
                                                                      13,993
-------------------------------------------------------------------------------
   NETWORKING PRODUCTS -- 4.2%
   Cisco Systems*                                    424,000           7,077
                                                                  -------------
                                                                       7,077
                                                                  -------------
   TOTAL TECHNOLOGY (COST $33,524)                                    35,444
                                                                  -------------
   TOTAL COMMON STOCK (COST $122,854)                                148,337
                                                                  -------------
-------------------------------------------------------------------------------
   INVESTMENT COMPANIES -- 7.6%
   INDEX FUND-LARGE CAP -- 7.6%
   Nasdaq-100 Index Tracking Stock*                  235,300           7,047
   SPDR Trust Series 1                                60,400           5,897
                                                                  -------------
                                                                      12,944
                                                                  -------------
TOTAL INVESTMENT COMPANIES (COST $11,449)                             12,944
                                                                  -------------
-------------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 5.2%
   Deutsche Bank
     1.15%, dated 06/30/03, matures
     07/01/03, repurchase price
     $8,840,142 (collateralized by
     various U.S. Government
     Obligations: total market
     value $9,017,587) (A)                        $    8,840           8,840
                                                                  -------------
   TOTAL REPURCHASE AGREEMENT (COST $8,840)                            8,840
                                                                  -------------
   TOTAL INVESTMENTS-- 100.0% (COST $143,143)                        170,121
                                                                  -------------
-------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES -- 0.0%
   Payable for investment advisory fees                                 (119)
   Payable for administrative fees                                       (21)
   Other assets and liabilities, net                                     204
                                                                  -------------
   TOTAL OTHER ASSETS AND LIABILITIES, NET                                64
                                                                  -------------
-------------------------------------------------------------------------------

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO


--------------------------------------------------------------------
Description                                             Value (000)
--------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value) based on
   22,976,862 outstanding shares of beneficial interest   $  419,451
Accumulated net investment loss                                 (383)
Accumulated net realized loss on investments                (275,861)
Net unrealized appreciation on investments                    26,978
                                                          ----------
TOTAL NET ASSETS-- 100.0%                                 $  170,185
                                                          ----------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                             $7.41
                                                          ----------

* Non-income producing security.
(A)-- Tri-party repurchase agreement
ADR -- American Depositary Receipt
SPDR -- Standard & Poor's 500 Composite Index Depository Receipt
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

[OBJECT OMITTED]

PBHG INSURANCE SERIES FUND
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

STATEMENT OF OPERATIONS (000)
For the six month period ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
   Dividends ........................................................  $    403
   Interest .........................................................        58
                                                                       --------
     Total Investment Income ........................................       461
                                                                       --------

EXPENSES:
   Investment Advisory Fees .........................................       656
   Administrative Fees ..............................................       116
   Printing Fees ....................................................        24
   Professional Fees ................................................        18
   Transfer Agent Fees ..............................................        12
   Trustees' Fees ...................................................        10
   Custodian Fees ...................................................         3
   Other Fees .......................................................         5
                                                                       --------
        Net Expenses ................................................       844
                                                                       --------
NET INVESTMENT LOSS .................................................     (383)
                                                                       --------
Net Realized Loss from Security Transactions ........................   (4,594)
Net Change in Unrealized Appreciation on Investments ................    27,159
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .....................    22,565
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................  $ 22,182
                                                                       --------


The accompanying notes are an integral part of the financial statements.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended June 30, 2003 (Unaudited) and the year ended December 31, 2002, respectively

                                                                                    01/01/03               01/01/02
                                                                                       to                     to
                                                                                    06/30/03               12/31/02
                                                                                   ---------              ---------
INVESTMENT ACTIVITIES:
   Net Investment Loss ...............................................             $    (383)             $    (839)
   Net Realized Loss from Security Transactions ......................                (4,594)               (75,302)
   Net Change in Unrealized Appreciation (Depreciation) on Investments                27,159                 (7,039)
                                                                                   ---------              ---------
   Net Increase (Decrease) in Net Assets Resulting from Operations ...                22,182                (83,180)
                                                                                   ---------              ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued .....................................................                16,679                  1,552
   Shares Redeemed ...................................................               (21,765)               (69,312)
                                                                                   ---------              ---------
   Decrease in Net Assets Derived from Capital Share Transactions ....                (5,086)               (67,760)
                                                                                   ---------              ---------
     Total Increase (Decrease) in Net Assets .........................                17,096               (150,940)
                                                                                   ---------              ---------
NET ASSETS:
   Beginning of Period ...............................................               153,089                304,029
                                                                                   ---------              ---------
   End of Period .....................................................             $ 170,185              $ 153,089
                                                                                   ---------              ---------
SHARES ISSUED AND REDEEMED:
   Shares Issued .....................................................                 2,432                    206
   Shares Redeemed ...................................................                (3,283)                (8,891)
                                                                                   ---------              ---------
   Decrease in Shares Outstanding ....................................                  (851)                (8,685)
                                                                                   ---------              ---------

The accompanying notes are an integral part of the financial statements.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Fiscal Year or Period

                                       Net
           Net                    Realized and                                                            Net
          Asset                     Unrealized                     Distributions                        Asset
          Value         Net          Gains or             Total         from                            Value
        Beginning   Investment        Losses              from         Capital         Total             End          Total
        of Period      Loss       on Securities        Operations       Gains      Distributions      of Period      Return
-------------------------------------------------------------------------------------------------------------------------------
2003**    $6.42      $ (0.02)         $1.01              $  0.99        --                 --           $7.41          15.42%+
2002       9.35        (0.05)         (2.88)               (2.93)       --                 --            6.42         (31.34)%
2001      23.63        (0.01)         (9.30)               (9.31$     (4.97)         $  (4.97)           9.35         (36.17)%
2000      32.70        (0.09)         (7.12)               (7.21)     (1.86)            (1.86)          23.63         (23.87)%
1999      16.30        (0.08)         16.48                16.40         --                --           32.70          100.61%
1998      10.03        (0.01)          6.28                 6.27         --                --           16.30           62.52%

                                                                                          Ratio
                                                         Ratio                            of Net
                                                         of Net           Ratio         Investment
                          Ratio          Ratio         Investment      of Expenses         Loss
                       of Expenses   of Expenses         Loss          to Average      to Average
              Net       to Average    to Average       to Average      Net Assets      Net Assets
             Assets     Net Assets     Net Assets       Net Assets      (Excluding      (Excluding
              End      (Excluding     (Including       (Including        Waivers         Waivers       Portfolio
           of Period     Expense        Expense         Expense        and Expense     and Expense      Turnover
             (000)      Reduction)     Reduction)      Reduction)       Reduction)      Reduction)        Rate
-------------------------------------------------------------------------------------------------------------
2003**     $170,185         1.10%*         1.10%*        (0.50)%*           1.10%*        (0.50)%*      44.29%+
2002        153,089         1.08%          1.06%         (0.40)%            1.08%         (0.42)%      164.94%
2001        304,029         1.04%          1.04%         (0.23)%            1.04%         (0.23)%      142.88%
2000        669,739         1.02%          1.02%         (0.33)%            1.02%         (0.33)%      138.94%
1999        753,572         1.05%          1.05%         (0.46)%            1.05%         (0.46)%      139.05%
1998        317,926         1.20%          1.20%         (0.18)%            1.21%         (0.19)%      48.79%

*  Annualized.
** For the six month period ended June 30, 2003 (Unaudited).
+  Total return and portfolio turnover have not been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.





The accompanying notes are an integral part of the financial statements.




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PBHG SELECT 20 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
As of June 30, 2003 (Unaudited)

1. ORGANIZATION

PBHG Select 20 Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), (formerly the PBHG Mid-Cap Value Portfolio), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), (formerly the PBHG Small Cap Value Portfolio), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2003, 89% and 11%, respectively, of the outstanding shares of the Portfolio were held by the separate accounts of two participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation --Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolio that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

Distributions to Shareholders -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

Directed Brokerage -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Continued)

those trades in cash to the Portfolio. Directed brokerage arrangements are accounted for as realized gains of the Portfolio. During the six month period ended June 30, 2003, the Portfolio received $6,468 under this arrangement.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor") a wholly-owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services (the "Sub-Administrator"), serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. Wachovia Bank, National Association serves as the custodian for the Fund.

Certain officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4. INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2003, amounted to $64,241,952 and $66,383,003, respectively.

5. FEDERAL TAX INFORMATION
It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains.
Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2002, were primarily attributable to

                                       52

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Concluded)

certain net operating losses, which for tax purposes were reclassified to paid-in-capital as follows:

                       INCREASE
                      UNDISTRIBUTED
       DECREASE      NET INVESTMENT
   PAID-IN-CAPITAL      INCOME
   ---------------   -------------
    $ (839,359)        $839,359

This reclassification had no effect on net assets or net asset value per share.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. At December 31, 2002, the Portfolio had capital loss carryforwards with the following expiration dates:

          December 2009    $  179,977,367
          December 2010        82,021,274
                           --------------
                           $  261,998,641
                           --------------

At June 30, 2003, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2003 amounted to $30,237,234 and $3,259,363, respectively.

6. CONCENTRATIONS/RISKS
The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as health care, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7. LINE OF CREDIT
The Portfolio may borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Prior to June 4, 2003 the line of credit available to each Portfolio was $250 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings at June 30, 2003, or at any time during the six month period ended June 30, 2003.



                                       53

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--------------------------------------------------------------------------------
PBHG SELECT 20 PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER LARGE-CAP GROWTH FUNDS AVERAGE represents 703 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDICES

The RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 1000(R) Growth Index and the S&P 500 Index (the "Indices") and the Lipper Large-Cap Growth Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Indices and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices and/or Average is not possible.




                                       54
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                                       55

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF                                                  NUMBER OF           OTHER
                           POSITION     OFFICE AND                                               PORTFOLIOS IN     DIRECTORSHIPS
                          HELD WITH      LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN        HELD
NAME, ADDRESS, AND AGE     THE FUND     TIME SERVED             DURING PAST 5 YEARS                BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson        Trustee       Trustee     Chief Financial Officer, The Triumph Group, Inc.  27   Director, The Triumph
1550 Liberty Ridge Drive                 since       (manufacturing) since 1992.                            Group, Inc. since 1992
Suite 100                                1997                                                               Trustee, PBHG Funds,
Wayne, PA 19085                                                                                             since 1997.
(58)
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards          Trustee       Trustee     Consultant, Syrus Associates (business and        27   Trustee, Provident
76 Seaview Drive                         since       marketing consulting firm) 1986-2002.                  Investment Counsel Trust
Santa Barbara,                           1997                                                               (investment company-13
California 93108                                                                                            Portfolios) since 1993.
(56)                                                                                                        Trustee, EQ Advisors
                                                                                                            Trust (investment
                                                                                                            company-39 Portfolios)
                                                                                                            since 1997. Trustee,
                                                                                                            PBHG Funds, since
                                                                                                            1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller           Trustee       Trustee     Senior Vice President, Cherry & Webb, CWT         27   Trustee, PBHG Funds,
7 Jennifer Drive                         since       Specialty Stores 1995-2000. Advisor and                since 1997.
Holmdel, New Jersey 07733                1997        Secretary, the Underwoman Shoppes, Inc. (retail
(69)                                                 clothing stores) 1980-2002. Merchandising
                                                     Group Vice President, R.H. Macy & Co. (retail
                                                     department stores) 1958-1995. Retired.
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**         Chairman of   Trustee     Chairman, Chief Executive Officer and Director,   27   Director, Old Mutual
1400 Liberty Ridge Drive   the Board     since       Pilgrim Baxter & Associates, Ltd. since 1982.          (US) Holdings, Inc.
Wayne, PA 19087-5593       and Trustee   1997        Trustee, PBHG Fund Services since May 1996.            since 2000. Trustee,
(57)                                                 Chairman, Chief Executive Officer and                  PBHG Funds, since
                                                     Director, Pilgrim Baxter Value Investors, Inc. June    1997.
                                                     1996 to May 2002. Trustee, PBHG Fund Distributors
                                                     since January 1998. Chairman, Director and Chief
                                                     Executive of Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. Director, PBHG
                                                     Shareholder Services, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
* Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a trustee who may be deemed to be of the Trust, as that an
"interested person" term is defined in the 1940 Act, because he is a Director of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Officers***
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President     President   Director, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive                 since       1982. President, Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                     1997        1982-2003. Trustee, PBHG Fund Services since May
(62)                                                 1996. President, PBHG Funds, since 1997.
                                                     President and Director, Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. President and Director,
                                                     Pilgrim Baxter Value Investors, Inc. June 1996 to May
                                                     2002. Director, PBHG Shareholder Services, Inc.
                                                     since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer,    Treasurer,  Vice President, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive   Chief         Chief       2001 and Director of Mutual Fund Operations, Pilgrim
Wayne, PA 19087-5593       Financial     Financial   Baxter & Associates, Ltd., 1996-2001. Treasurer, Chief
(39)                       Officer,      Officer,    Financial Officer, Controller, PBHG Funds, since 1997.
                           Controller    Controller  President, PBHG Shareholder Services, Inc. since 2001.
                                         since       President, PBHG Fund Distributors, 1999-2003. Vice
                                         1997        President, PBHG Fund Distributors, since March 2003 and
                                                     Treasurer, PBHG Fund Services, May 1996-1999. President,
                                                     PBHG Fund Services since December 1998.

                                       56
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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS*** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF
                                POSITION             OFFICE AND
                                HELD WITH             LENGTH OF                           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          THE FUND             TIME SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr                 Vice President          Vice                 Senior Vice President, Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive     and Secretary           President            since 2001 and General Counsel and Secretary, Pilgrim
Wayne, PA 19087-5593                                 and                  Baxter & Associates, Ltd. since November 1996. Vice
(41)                                                 Secretary            President and Secretary, PBHG Funds, since 1997.
                                                     since                General Counsel and Secretary, Pilgrim Baxter Value
                                                     1997                 Investors, Inc. November 1996 to May 2002. General
                                                                          Counsel and Secretary PBHG Shareholder Services,
                                                                          since 2001. General Counsel and Secretary, PBHG
                                                                          Fund Services since January 1998. General Counsel and
                                                                          Secretary, PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III        Vice President          Vice                 Vice President, Senior Legal Counsel and Assistant
1400 Liberty Ridge Drive     and Assistant           President            Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
Wayne, PA 19087-5593         Secretary               and                  Distributors, PBHG Fund Services, since December 2001.
(43)                                                 Assistant            Vice President and Assistant Secretary, PBHG Funds,
                                                     Secretary            since 2002. Director and Senior Counsel, Merrill Lynch
                                                     since                Investment Managers, L.P. and Princeton Administrators,
                                                     2002                 L.P. until 2001. Secretary of various Merrill Lynch and
                                                                          Mercury open-end funds, as well as Somerset Exchange
                                                                          Fund and The Europe Fund, Inc., until 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon              Vice President          Vice                 Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                             President            Associates, Ltd., PBHG Fund Services, Pilgrim Baxter
Wayne, PA 19087-5593                                 since                Private Equity Advisor, PBHG Funds, PBHG
(39)                                                 2001                 Shareholder Services and PBHG Fund Distributors
                                                                          since April 2001, Pilgrim Baxter Value Investors, Inc.,
                                                                          April 2001 to May 2002. Vice President and
                                                                          Deputy Compliance Officer, Delaware Investments,
                                                                          1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner            Assistant               Assistant            Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since February 2000. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2000. Fund
 (33)                                                2000                 Accounting Manager, SEI Investments Mutual
                                                                          Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne           Assistant               Assistant            Fund Administration Associate, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since August 2001. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2001. Fund
(30)                                                 2001                 Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                          Accountant, PFPC, Inc., 1998-1999. Annuity Loan
                                                                          Officer and Fund Auditor, Carpenters Health and
                                                                          Welfare of Philadelphia, 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch                Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Global Funds Services and SEI
Oaks, PA 19456               Secretary               and                  Investments Distribution Co. since November
(38)                                                 Assistant            2001. Vice President and Assistant Secretary,
                                                     Secretary            PBHG Funds, since 2002. Associate, Howard,
                                                     since                Rice, Nemouosic, Canady, Falk Rotbicin (Law
                                                     2002                 Firm), 1998-2001. Associate Seward & Kissel LLP
                                                                          (Law Firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Co. and Vice President and Assistant
Oaks, PA 19456               Secretary               and                  Secretary of SEI Investments Global Funds Services
 (35)                                                Assistant            and SEI Investments Distribution Co. since November
                                                     Secretary            1999. Vice President and Assistant Secretary, PBHG
                                                     since 1999           Funds, since 1999. Associate, Dechert Price & Rhoads
                                                                          (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------


***Officer of the Trust until such time as his or her successor is duly elected and qualified.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

Dear Shareholder:

The first half of 2003 was a mixed period, where stocks alternated between frustrating losses and soaring gains. During the six months ended June 30, 2003, the PBHG Select Value Portfolio gained 2.17% at net asset value. The Portfolio trailed its benchmark, the S&P 500 Index, which returned 11.76% for the same period.

PERFORMANCE DISCUSSION

Stock selection and an underweight position in technology were the main reasons for the Portfolio's underperformance. In the first quarter, many stocks lost ground against the headwind of excessive uncertainty stemming from the struggling economy, SARS, a weak job market, soaring gasoline prices and anxiety over a possible war with Iraq. When war seemed almost certain in March, Wall Street rallied on the hopes of a quick and easy victory. The market's optimism proved premature as the war began and stocks faltered. But, this changed going into the second quarter, as stocks staged a lengthy rally following the end to the main combat in Iraq and amid faint signs of an economic recovery. While stocks generally declined in the first quarter of 2003, the market posted its best three-month returns in several years during the second quarter.

During the first quarter, Portfolio performance was negatively impacted by several individual holdings, particularly within the utilities sector. Although our positions in two laggards, Duke Energy and El Paso, were liquidated, we still find the dividend opportunities of the overall utilities sector attractive. Interpublic Group, an advertising conglomerate that falls into the consumer discretionary sector, was another holding that detracted from the Portfolio's results. The company's problems in non-advertising subsidiaries required them to restate materially the reported earnings of prior periods, while ongoing weakness in advertising sales caused future earnings expectations to fall significantly.

Market sentiment shifted dramatically going into the second quarter and over the ensuing months. While the Portfolio posted strong gains in the second quarter, even outperforming the benchmark in May, it was not enough to surpass the results of the Index for the full quarter. Although stock selection was largely favorable, the Portfolio's limited exposure to more economically sensitive areas dampened returns. An underweight position in technology, given that sector's leadership position throughout the rally, detracted significantly from performance.

Another example of the market's capricious nature over the past several months was the health care sector. While our holdings in this area were among the Portfolio's best performers in the first quarter, the segment as a whole lagged the Index during the second quarter. Despite this near-term disappointment, we continue to like the prospects for these names over the long-term. The health care sector still figures prominently in the Portfolio, as we value the sector's steady growth characteristics, solid balance sheets and less cyclical nature, particularly in light of the uncertain economic outlook. Energy is another area that remains attractive due to the dividend yields, strong, clean balance sheets and ability to generate sizable cash flow of many energy companies. We also anticipate growing worldwide demand for energy over the longer term. What we perceive to be a broad underinvestment in the industry may translate into opportunistic growth for select companies.

The Portfolio began the period with an overweight position in telecommunications services, which weathered some of the market's recent ups and downs. However, we trimmed our exposure to telecommunications following the cut in taxes on dividends. We believe the benefits of this new legislation are already fully reflected in many of these stocks.

LOOKING FORWARD

We continue to adhere to our disciplined investment process, which we believe has resulted in a Portfolio dominated by quality companies with reasonable valuations, solid balance sheets and good cash flow. We also contend that the market has "regressed to the mean" in that both value and growth seem appropriately valued and no individual sector appears more attractive than others. Two exceptions may be technology and biotechnology, areas we currently consider to be overvalued due to an "echo bubble" reminiscent of 2000. While it was tempting to be drawn in by the latest technology euphoria, we adhered to our discipline, waiting for signs of improvement in demand, competitive pressures and pricing power. We have edged closer to our sector benchmark weighting in technology, but prefer to own what we consider to be more conservative technology stocks like First Data and Automatic Data Processing, owing to our skeptical outlook regarding the growth prospects for the broad sector.

We hesitate to make forecasts for the remainder of 2003, given the shaky economic data and lingering uncertainty. The market has a good chance of grinding higher simply on account of the overwhelmingly stimulative monetary and fiscal policy. But, how high the market goes will depend, in our view, on whether the economy can deliver some convincing signs of improvement over the next several months.

Sincerely,

/S/ Raymond J. McCaffrey

Raymond J. McCaffrey, CFA
Portfolio Manager

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO                                         (Unaudited)


--------------------------------------------------------------------------------------------------
                          AVERAGE ANNUALTOTAL RETURN 1 AS OF JUNE 30, 2003
--------------------------------------------------------------------------------------------------
                                                           Annualized    Annualized    Annualized
                                  Six          One Year    Three Year     Five Year   Inception to
                                 Months 2       Return       Return        Return        Date 3
--------------------------------------------------------------------------------------------------
   PBHG Select Value Portfolio    2.17%        (12.04)%      (4.70)%        3.67%        6.61%
--------------------------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
                       PBHG SELECT VALUE PORTFOLIO VERSUS
         THE S&P 500 INDEX AND THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                   PBHG SELECT VALUE PORTFOLIO             S&P 500 INDEX                 LIPPER LARGE-CAP VALUE FUNDS AVERAGE
10/28/97                       $10,000                         $10,000                                   $10,000
10/31/97                       $9,900                          $9,926                                    $10,000
11/30/97                       $10,098                         $10,385                                   $10,274
12/31/97                       $10,336                         $10,563                                   $10,460
1/31/98                        $10,336                         $10,680                                   $10,431
2/28/98                        $11,000                         $11,450                                   $11,139
3/31/98                        $11,525                         $12,036                                   $11,635
4/30/98                        $11,743                         $12,157                                   $11,690
5/31/98                        $11,743                         $11,948                                   $11,475
6/30/98                        $11,902                         $12,433                                   $11,557
7/31/98                        $11,837                         $12,301                                   $11,217
8/31/98                        $10,181                         $10,525                                   $9,613
9/30/98                        $11,004                         $11,199                                   $10,136
10/31/98                       $12,263                         $12,110                                   $10,918
11/30/98                       $13,165                         $12,844                                   $11,405
12/31/98                       $14,259                         $13,584                                   $11,741
1/31/99                        $14,509                         $14,152                                   $11,814
2/28/99                        $13,920                         $13,712                                   $11,513
3/31/99                        $14,279                         $14,261                                   $11,878
4/30/99                        $14,679                         $14,813                                   $12,805
5/31/99                        $14,749                         $14,463                                   $12,659
6/30/99                        $15,578                         $15,266                                   $13,072
7/31/99                        $15,249                         $14,790                                   $12,639
8/31/99                        $14,989                         $14,716                                   $12,296
9/30/99                        $14,801                         $14,312                                   $11,808
10/31/99                       $15,557                         $15,218                                   $12,272
11/30/99                       $15,823                         $15,527                                   $12,265
12/31/99                       $15,527                         $16,442                                   $12,481
1/31/2000                      $15,271                         $15,616                                   $12,008
2/29/2000                      $14,290                         $15,320                                   $11,308
3/31/2000                      $15,895                         $16,819                                   $12,502
4/30/2000                      $16,426                         $16,313                                   $12,458
5/31/2000                      $16,917                         $15,978                                   $12,643
6/30/2000                      $16,467                         $16,372                                   $12,229
7/31/2000                      $15,680                         $16,116                                   $12,267
8/31/2000                      $16,886                         $17,117                                   $13,041
9/30/2000                      $17,395                         $16,214                                   $12,947
10/31/2000                     $17,316                         $16,145                                   $13,314
11/30/2000                     $17,406                         $14,872                                   $12,793
12/31/2000                     $18,303                         $14,945                                   $13,480
1/31/2001                      $19,937                         $15,475                                   $13,713
2/28/2001                      $19,778                         $14,064                                   $13,244
3/31/2001                      $19,063                         $13,173                                   $12,754
4/30/2001                      $20,062                         $14,197                                   $13,454
5/31/2001                      $20,186                         $14,292                                   $13,699
6/30/2001                      $19,596                         $13,944                                   $13,312
7/31/2001                      $19,664                         $13,807                                   $13,257
8/31/2001                      $18,609                         $12,943                                   $12,688
9/30/2001                      $16,630                         $11,897                                   $11,673
10/31/2001                     $17,285                         $12,124                                   $11,734
11/30/2001                     $18,584                         $13,054                                   $12,483
12/31/2001                     $18,618                         $13,169                                   $12,705
1/31/2002                      $17,779                         $12,977                                   $12,484
2/28/2002                      $17,860                         $12,726                                   $12,404
3/31/2002                      $17,768                         $13,205                                   $12,938
4/30/2002                      $16,848                         $12,404                                   $12,410
5/31/2002                      $17,549                         $12,313                                   $12,432
6/30/2002                      $16,205                         $11,436                                   $11,574
7/31/2002                      $14,802                         $10,544                                   $10,581
8/31/2002                      $14,688                         $10,614                                   $10,635
9/30/2002                      $12,695                         $9,460                                    $9,412
10/31/2002                     $13,695                         $10,293                                   $10,093
11/30/2002                     $14,346                         $10,899                                   $10,729
12/31/2002                     $13,951                         $10,258                                   $10,208
1/31/2003                      $13,497                         $9,990                                    $9,950
2/28/2003                      $12,684                         $9,840                                    $9,684
3/31/2003                      $12,718                         $9,935                                    $9,682
4/30/2003                      $13,602                         $10,754                                   $10,506
5/31/2003                      $14,299                         $11,320                                   $11,166
6/30/2003                      $14,253                         $11,465                                   $11,304

1 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT
  RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG SELECT VALUE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Select Value Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. Funds that invest in a limited number of securities may involve greater risks and more price volatility than more diversified funds. The Portfolio's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Select Value Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The performance results are subject to change since June 30, 2003.
2 The six month return has not been annualized.
3 PBHG Select Value Portfolio commenced operations on October 28, 1997.
4 For more information on the S&P 500 Index please see the PBHG Disclosure Notes on page 68.
5 The chart assumes $10,000 invested in the Lipper Large-Cap Value Funds Average at that month's end, October 31, 1997. For more information on the Lipper Large-Cap Value Funds Average please see the PBHG Disclosure Notes on page 68.

SECTOR WEIGHTINGS AT JUNE 30, 2003

[PIE CHART]

Basic Materials                 (3%)
Consumer Cyclical               (9%)
Consumer
Non-Cyclical                   (16%)
Energy                         (12%)
Financial                      (23%)
Health Care                    (22%)
Industrial                      (4%)
Technology                     (11%)

% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2003

Freddie Mac                           4.9%
ChevronTexaco                         4.5%
ConocoPhillips                        4.4%
Baxter International                  4.2%
Lockheed Martin                       4.2%
Conagra Foods                         4.1%
Automatic Data Processing             4.1%
HJ Heinz                              4.1%
Sara Lee                              4.1%
Pfizer                                4.0%
------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS     42.6%



                                       59

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

STATEMENT OF NET ASSETS
As of June 30, 2003 (Unaudited)

------------------------------------------------------------------------------
                                                                      Market
Description                                      Shares            Value (000)
------------------------------------------------------------------------------
COMMON STOCK -- 98.4%
BASIC MATERIALS -- 3.4%
PAPER & RELATED PRODUCTS -- 3.4%
Weyerhaeuser                                      75,000             $ 4,050
                                                                     ---------
                                                                       4,050
                                                                     ---------
TOTAL BASIC MATERIALS (COST $3,940)                                    4,050
                                                                     ---------
------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 8.7%
RETAIL-BUILDING PRODUCTS -- 2.8%
Lowe's                                            76,300               3,277
                                                                     ---------
                                                                       3,277
------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 3.2%
Costco Wholesale*                                105,000               3,843
                                                                     ---------
                                                                       3,843
------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.7%
McDonald's                                       145,500               3,210
                                                                     ---------
                                                                       3,210
                                                                     ---------
TOTAL CONSUMER CYCLICAL (COST $9,844)                                 10,330
                                                                     ---------
------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 15.5%
FOOD-MISCELLANEOUS/DIVERSIFIED -- 15.5%
Conagra Foods                                    210,000               4,956
HJ Heinz                                         148,700               4,904
Kraft Foods, Cl A                                115,000               3,743
Sara Lee                                         258,400               4,861
                                                                     ---------
                                                                      18,464
                                                                     ---------
TOTAL CONSUMER NON-CYCLICAL (COST $18,044)                            18,464
                                                                     ---------
------------------------------------------------------------------------------
ENERGY -- 11.5%
OIL COMPANIES-INTEGRATED -- 11.5%
BP ADR                                            75,000               3,151
ChevronTexaco                                     75,000               5,415
ConocoPhillips                                    95,000               5,206
                                                                     ---------
                                                                      13,772
                                                                     ---------
TOTAL ENERGY (COST $ 12,522)                                          13,772
                                                                     ---------
------------------------------------------------------------------------------
FINANCIAL -- 22.5%
FINANCE-MORTGAGE LOAN/BANKER -- 8.9%
Fannie Mae                                        69,800               4,707
Freddie Mac                                      115,800               5,879
                                                                     ---------
                                                                      10,586
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                      Market
Description                                      Shares            Value (000)
-----------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 3.2%
Prudential Financial                             114,400             $ 3,850
                                                                     --------
                                                                       3,850
-----------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 10.4%
Comerica                                          90,000               4,185
FleetBoston Financial                            150,000               4,456
PNC Financial Services Group                      77,700               3,793
                                                                     --------
                                                                      12,434
                                                                     --------
TOTAL FINANCIAL (COST $26,192)                                        26,870
-----------------------------------------------------------------------------
HEALTH CARE -- 21.7%

MEDICAL PRODUCTS -- 4.2%
Baxter International                             192,500               5,005
                                                                     --------
                                                                       5,005
-----------------------------------------------------------------------------
MEDICAL-DRUGS -- 10.5%
Bristol-Myers Squibb                             150,000               4,072
Pfizer                                           140,000               4,781
Schering-Plough                                  200,000               3,720
                                                                     --------
                                                                      12,573
-----------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 7.0%
HCA                                              145,000               4,646
Tenet Healthcare*                                319,700               3,724
                                                                     --------
                                                                       8,370
                                                                     --------
TOTAL HEALTH CARE (COST $26,848)                                      25,948
                                                                     --------
-----------------------------------------------------------------------------
INDUSTRIAL -- 4.2%
AEROSPACE/DEFENSE -- 4.2%
Lockheed Martin                                  105,000               4,995
                                                                     --------
                                                                       4,995
                                                                     --------
TOTAL INDUSTRIAL (COST $4,794)                                         4,995
                                                                     --------
-----------------------------------------------------------------------------
TECHNOLOGY -- 10.9%
DATA PROCESSING/MANAGEMENT -- 7.7%
Automatic Data Processing                        146,300               4,954
First Data                                       101,500               4,206
                                                                     --------
                                                                       9,160
-----------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.2%
Qualcomm                                         108,700               3,886
                                                                     --------
                                                                       3,886
                                                                     --------
TOTAL TECHNOLOGY (COST $ 11,995)                                      13,046
                                                                     --------
TOTAL COMMON STOCK (COST $114,179)                                   117,475
                                                                     --------
-----------------------------------------------------------------------------

                                       60

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

-----------------------------------------------------------------------------
                                                   Face            Market
Description                                    Amount (000)      Value (000)
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
Morgan Stanley
   1.08%, dated 06/30/03, matures
     07/01/03, repurchase price $1,973,625
   (collateralized by U.S. Government
   Obligations: total market value
   $2,017,100) (A)                                $   1,974      $     1,974
                                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $1,974)                               1,974
                                                                 ------------
TOTAL INVESTMENTS-- 100.0% (COST $116,153)                           119,449
                                                                 ------------
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.0%)
Payable for investment advisory fees                                    (66)
Payable for administrative fees                                         (15)
Other assets and liabilities, net                                        43
                                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                 (38)
                                                                 ------------
-----------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value) based on
   9,743,217 outstanding shares of beneficial interest               199,226
Accumulated net investment income                                      3,761
Accumulated net realized loss on investments                        (86,872)
Net unrealized appreciation on investments                             3,296
                                                                 ------------
TOTAL NET ASSETS-- 100.0%                                        $   119,411
                                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                               $     12.26
                                                                 ------------




* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                       61

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

STATEMENT OF OPERATIONS (000)
For the six month period ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
   Dividends ....................................................   $   1,420
   Interest .....................................................          18
   Less: Foreign Taxes Withheld .................................         (3)
                                                                    ----------
     Total Investment Income ....................................       1,435
                                                                    ----------
EXPENSES:
   Investment Advisory Fees .....................................         401
   Administrative Fees ..........................................          92
   Printing Fees ................................................          19
   Professional Fees ............................................          15
   Transfer Agent Fees ..........................................          12
   Trustees' Fees ...............................................           9
   Custodian Fees ...............................................           4
   Other Fees ...................................................           9
                                                                    ----------
        Net Expenses ............................................         561
                                                                    ----------
   NET INVESTMENT INCOME ........................................         874
                                                                    ----------
Net Realized Loss from Security Transactions ....................      (4,124)
Net Change in Unrealized Appreciation on Investments ............       4,896
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................         772
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................   $   1,646
                                                                    ----------

The accompanying notes are an integral part of the financial statements.



                                       62

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended June 30, 2003 (Unaudited) and the year ended December 31, 2002, respectively

                                                                                01/01/03              01/01/02
                                                                                   to                    to
                                                                                06/30/03               12/31/02
                                                                               ---------              ---------
INVESTMENT ACTIVITIES:
   Net Investment Income ..................................................... $     874              $   2,887
   Net Realized Loss from Security Transactions ..............................    (4,124)               (70,553)
   Net Change in Unrealized Appreciation on Investments ......................     4,896                    995
                                                                               ---------              ---------
   Net Increase (Decrease) in Net Assets Resulting from Operations ...........     1,646                (66,671)
                                                                               ---------              ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .....................................................      --                   (1,870)
                                                                               ---------              ---------
   Total Distributions .......................................................      --                   (1,870)
                                                                               ---------              ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued .............................................................     5,107                 19,288
   Shares Issued upon Reinvestment of Distributions ..........................      --                    1,869
   Shares Redeemed ...........................................................   (28,664)              (144,264)
                                                                               ---------              ---------
   Decrease in Net Assets Derived from Capital Share Transactions ............   (23,557)              (123,107)
                                                                               ---------              ---------
     Total Decrease in Net Assets ............................................   (21,911)              (191,648)
                                                                               ---------              ---------
NET ASSETS:
   Beginning of Period .......................................................   141,322                332,970
                                                                               ---------              ---------
   End of Period ............................................................. $ 119,411              $ 141,322
                                                                               ---------              ---------
SHARES ISSUED AND REDEEMED:
   Shares Issued .............................................................       425                  1,332
   Shares Issued upon Reinvestment of Distributions ..........................      --                      148
   Shares Redeemed ...........................................................    (2,456)               (10,253)
                                                                               ---------              ---------
   Decrease in Shares Outstanding ............................................    (2,031)                (8,773)
                                                                               ---------              ---------


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



                                       63

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Fiscal Year or Period



                                       Net
           Net                    Realized and                                                                            Net
          Asset                     Unrealized                      Distributions     Distributions                      Asset
          Value         Net          Gains or            Total          from             from                            Value
        Beginning   Investment        Losses             from       Net Investment      Capital         Total             End
        of Period  Income (Loss)  on Securities        Operations       Income           Gains      Distributions      of Period
---------------------------------------------------------------------------------------------------------------------------------
2003**   $ 12.00       $0.14         $0.12               $  0.26           --                 --           --           $12.26
2002       16.20        0.30         (4.35)                (4.06)       (0.15)                --     $  (0.15)           12.00
20011      16.13        0.15          0.10                  0.25        (0.04)          $  (0.14)       (0.18)           16.20
2000       15.19        0.07          2.54                  2.61        (0.09)             (1.58)       (1.67)           16.13
1999       14.27        0.13          1.13                  1.26           --              (0.34)       (0.34)           15.19
1998       10.43       (0.02)         3.98                  3.96        (0.04)             (0.08)       (0.12)           14.27

                                                                                                    Ratio
                                    Ratio                         Ratio                            of Net
                                 of Expenses                      of Net           Ratio          Investment
                        Net       to Average                    Investment      of Expenses          Loss
                      Assets     Net Assets      Ratio of         Income         to Average       to Average
                       End        (Excluding     Expenses         (Loss)         Net Assets       Net Assets      Portfolio
         Total      of Period      Expense       to Average     to Average      (Excluding       (Excluding        Turnover
         Return        (000)      Reduction)     Net Assets     Net Assets        Waivers          Waivers           Rate
-----------------------------------------------------------------------------------------------------------------------------
2003**    2.17%+     $  119,411      0.91%*        0.91%*            1.42%*         0.91%*            1.42%*        125.78%+
2002    (25.07)%        141,322      0.87%         0.73%             1.33%          0.87%             1.19%         505.46%
20011      1.72%        332,970      0.86%         0.86%             0.67%          0.86%             0.67%         652.60%
2000      17.88%        118,669      0.97%         0.97%             1.30%          0.97%             1.30%        1137.60%
1999       8.89%         39,972      0.95%         0.95%             0.84%          0.95%             0.84%         927.02%
1998      37.96%         22,286      1.00%         1.00%             0.67%          1.47%             0.20%         635.10%

*  Annualized.
** For the six month period ended June 30, 2003 (Unaudited).
+  Total return and portfolio turnover have not been annualized.
1 Per share calculations were performed using the average shares for the period.

   Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
As of June 30, 2003 (Unaudited)

1. ORGANIZATION

PBHG Select Value Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), (formerly the PBHG Mid-Cap Value Portfolio), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), (formerly the PBHG Small Cap Value Portfolio), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Small Cap Growth Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2003, 86% of the outstanding shares of the Portfolio were held by the separate accounts of one participating insurance company.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation --Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolio that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

Distributions to Shareholders -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

Directed Brokerage -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are accounted for as realized gains of the Portfolio. During the six month period ended June 30, 2003, the Portfolio received $64,154 under this arrangement.

                                       65

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Continued)

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.65% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.00%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.00%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.00%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor") a wholly-owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services (the "Sub-Administrator"), serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. Wachovia Bank, National Association serves as the custodian for the Fund.

Certain officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4. INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2003, amounted to $153,195,812 and $175,565,626, respectively.

5. FEDERAL TAX INFORMATION
It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. At December 31, 2002, the Portfolio had capital loss carryforwards with the following expiration dates:

December 2009   $    11,203,300
December 2010        69,036,490
                ---------------
                $    80,239,790
                ---------------


                                       66
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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Concluded)

At June 30, 2003, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2003 amounted to $7,217,986 and $3,922,325, respectively.

6. LINE OF CREDIT
The Portfolio may borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Prior to June 4, 2003 the line of credit available to each Portfolio was $250 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings at June 30, 2003, or at any time during the six month period ended June 30, 2003.







                                       67

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--------------------------------------------------------------------------------
PBHG SELECT VALUE PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER LARGE-CAP VALUE FUNDS AVERAGE represents 411 mutual funds classified by Lipper, Inc. in the Large-Cap Value category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500 Index (the "Index") and the Lipper Large-Cap Value Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.




                                       68

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                                       69

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF                                                  NUMBER OF           OTHER
                           POSITION     OFFICE AND                                               PORTFOLIOS IN     DIRECTORSHIPS
                          HELD WITH      LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN        HELD
NAME, ADDRESS, AND AGE     THE FUND     TIME SERVED             DURING PAST 5 YEARS                BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson        Trustee       Trustee     Chief Financial Officer, The Triumph Group, Inc.  27   Director, The Triumph
1550 Liberty Ridge Drive                 since       (manufacturing) since 1992.                            Group, Inc. since 1992
Suite 100                                1997                                                               Trustee, PBHG Funds,
Wayne, PA 19085                                                                                             since 1997.
(58)
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards          Trustee       Trustee     Consultant, Syrus Associates (business and        27   Trustee, Provident
76 Seaview Drive                         since       marketing consulting firm) 1986-2002.                  Investment Counsel Trust
Santa Barbara,                           1997                                                               (investment company-13
California 93108                                                                                            Portfolios) since 1993.
(56)                                                                                                        Trustee, EQ Advisors
                                                                                                            Trust (investment
                                                                                                            company-39 Portfolios)
                                                                                                            since 1997. Trustee,
                                                                                                            PBHG Funds, since
                                                                                                            1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller           Trustee       Trustee     Senior Vice President, Cherry & Webb, CWT         27   Trustee, PBHG Funds,
7 Jennifer Drive                         since       Specialty Stores 1995-2000. Advisor and                since 1997.
Holmdel, New Jersey 07733                1997        Secretary, the Underwoman Shoppes, Inc. (retail
(69)                                                 clothing stores) 1980-2002. Merchandising
                                                     Group Vice President, R.H. Macy & Co. (retail
                                                     department stores) 1958-1995. Retired.
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**         Chairman of   Trustee     Chairman, Chief Executive Officer and Director,   27   Director, Old Mutual
1400 Liberty Ridge Drive   the Board     since       Pilgrim Baxter & Associates, Ltd. since 1982.          (US) Holdings, Inc.
Wayne, PA 19087-5593       and Trustee   1997        Trustee, PBHG Fund Services since May 1996.            since 2000. Trustee,
(57)                                                 Chairman, Chief Executive Officer and                  PBHG Funds, since
                                                     Director, Pilgrim Baxter Value Investors, Inc. June    1997.
                                                     1996 to May 2002. Trustee, PBHG Fund Distributors
                                                     since January 1998. Chairman, Director and Chief
                                                     Executive of Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. Director, PBHG
                                                     Shareholder Services, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
* Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a trustee who may be deemed to be of the Trust, as that an
"interested person" term is defined in the 1940 Act, because he is a Director of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Officers***
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President     President   Director, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive                 since       1982. President, Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                     1997        1982-2003. Trustee, PBHG Fund Services since May
(62)                                                 1996. President, PBHG Funds, since 1997.
                                                     President and Director, Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. President and Director,
                                                     Pilgrim Baxter Value Investors, Inc. June 1996 to May
                                                     2002. Director, PBHG Shareholder Services, Inc.
                                                     since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer,    Treasurer,  Vice President, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive   Chief         Chief       2001 and Director of Mutual Fund Operations, Pilgrim
Wayne, PA 19087-5593       Financial     Financial   Baxter & Associates, Ltd., 1996-2001. Treasurer, Chief
(39)                       Officer,      Officer,    Financial Officer, Controller, PBHG Funds, since 1997.
                           Controller    Controller  President, PBHG Shareholder Services, Inc. since 2001.
                                         since       President, PBHG Fund Distributors, 1999-2003. Vice
                                         1997        President, PBHG Fund Distributors, since March 2003 and
                                                     Treasurer, PBHG Fund Services, May 1996-1999. President,
                                                     PBHG Fund Services since December 1998.

                                       70
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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS*** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF
                                POSITION             OFFICE AND
                                HELD WITH             LENGTH OF                           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          THE FUND             TIME SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr                 Vice President          Vice                 Senior Vice President, Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive     and Secretary           President            since 2001 and General Counsel and Secretary, Pilgrim
Wayne, PA 19087-5593                                 and                  Baxter & Associates, Ltd. since November 1996. Vice
(41)                                                 Secretary            President and Secretary, PBHG Funds, since 1997.
                                                     since                General Counsel and Secretary, Pilgrim Baxter Value
                                                     1997                 Investors, Inc. November 1996 to May 2002. General
                                                                          Counsel and Secretary PBHG Shareholder Services,
                                                                          since 2001. General Counsel and Secretary, PBHG
                                                                          Fund Services since January 1998. General Counsel and
                                                                          Secretary, PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III        Vice President          Vice                 Vice President, Senior Legal Counsel and Assistant
1400 Liberty Ridge Drive     and Assistant           President            Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
Wayne, PA 19087-5593         Secretary               and                  Distributors, PBHG Fund Services, since December 2001.
(43)                                                 Assistant            Vice President and Assistant Secretary, PBHG Funds,
                                                     Secretary            since 2002. Director and Senior Counsel, Merrill Lynch
                                                     since                Investment Managers, L.P. and Princeton Administrators,
                                                     2002                 L.P. until 2001. Secretary of various Merrill Lynch and
                                                                          Mercury open-end funds, as well as Somerset Exchange
                                                                          Fund and The Europe Fund, Inc., until 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon              Vice President          Vice                 Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                             President            Associates, Ltd., PBHG Fund Services, Pilgrim Baxter
Wayne, PA 19087-5593                                 since                Private Equity Advisor, PBHG Funds, PBHG
(39)                                                 2001                 Shareholder Services and PBHG Fund Distributors
                                                                          since April 2001, Pilgrim Baxter Value Investors, Inc.,
                                                                          April 2001 to May 2002. Vice President and
                                                                          Deputy Compliance Officer, Delaware Investments,
                                                                          1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner            Assistant               Assistant            Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since February 2000. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2000. Fund
 (33)                                                2000                 Accounting Manager, SEI Investments Mutual
                                                                          Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne           Assistant               Assistant            Fund Administration Associate, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since August 2001. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2001. Fund
(30)                                                 2001                 Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                          Accountant, PFPC, Inc., 1998-1999. Annuity Loan
                                                                          Officer and Fund Auditor, Carpenters Health and
                                                                          Welfare of Philadelphia, 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch                Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Global Funds Services and SEI
Oaks, PA 19456               Secretary               and                  Investments Distribution Co. since November
(38)                                                 Assistant            2001. Vice President and Assistant Secretary,
                                                     Secretary            PBHG Funds, since 2002. Associate, Howard,
                                                     since                Rice, Nemouosic, Canady, Falk Rotbicin (Law
                                                     2002                 Firm), 1998-2001. Associate Seward & Kissel LLP
                                                                          (Law Firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Co. and Vice President and Assistant
Oaks, PA 19456               Secretary               and                  Secretary of SEI Investments Global Funds Services
 (35)                                                Assistant            and SEI Investments Distribution Co. since November
                                                     Secretary            1999. Vice President and Assistant Secretary, PBHG
                                                     since 1999           Funds, since 1999. Associate, Dechert Price & Rhoads
                                                                          (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------


***Officer of the Trust until such time as his or her successor is duly elected and qualified.

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

Dear Shareholder,

PERFORMANCE DISCUSSION

In a rather auspicious start to 2003, headline risk was front and center; confusion reigned and conviction withered. Small cap managers, hoping to build on fourth quarter gains, were disappointed by the return of inflated risk premiums and a growing level of uncertainty. Clearly, an upswing in confidence would rest upon a steadier diet of improving economic and geopolitical news. As the year progressed, a variety of factors converged to create an improved atmosphere: record low interest rates, a weak dollar, reduced income taxes, a decline in geopolitical uncertainties and a more realistic view of what companies might be expected to earn given the stabilizing economy. Technology's reassertion as a legitimate market sector was certainly a positive, however, the market's solidarity in its bid to move higher is what helped the most. Though you may want to say it only in a whisper, it is beginning to seem that the strong, post-bubble headwinds may finally be abating.

The PBHG Small Cap Growth Portfolio returned 21.48% at net asset value for the six month period ended June 30, 2003, outperforming its benchmark, the Russell 2000(R) Growth Index which returned 19.33%. The significant weighting in the two best performing sectors of the Index, technology and health care, clearly benefited the Portfolio. On the technology front, Flash memory maker Sandisk and the supply chain management software company Manhattan Associates performed very well during the period. However, a few technology holdings, such as Extreme Networks, a communications equipment company detracted from performance. New customer acquisitions and solid quarterly results also helped both Martek Biosciences and Gen-Probe perform strongly within health care although, medical equipment and supplies company, Zoll Medical, performed poorly. The lack of exposure to the worst performing sectors, namely financial services and energy also helped the Portfolio's relative performance. As high growth rate managers, it is not surprising that these more cyclically oriented sectors would be lacking in presence within the Portfolio. Clearly the market will need a steadier inflow of good corporate and economic data to continue to move higher. However, we think the belief that the deepest profits recession since the 1950's will give way to fairly appealing profits recovery is not unfounded.

LOOKING FORWARD

Where do we go from here? The leading question for many at this juncture is whether the recent small cap rally is simply another tactical bounce or a potential strategic opportunity with longer-term prospects. For those who remember the small cap glory years of 1991-93, this is by no means a trivial question. The most encouraging signs would certainly have to include the recalibration of risk tolerances and the return of the predictive relevance of earnings surprise. The recent pick-up in mergers and acquisition activity is also a clear and present signal in our view that companies think valuations are reasonable and are willing to take on more risk. The Federal Reserve's recent decision to lower rates by only 25 basis points may signal more optimism on growth and, more importantly, a willingness to maintain low rates until there are clear signs of above trend line economic growth.

So pick your market cliche, many are appropriate. But remember, they never ring a bell to signal the bottom and new bull markets never start with a whimper.

Sincerely,

/S/ Peter J. Niedland

Peter J. Niedland, CFA
Portfolio Manager

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO                                     (Unaudited)

----------------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2003
----------------------------------------------------------------------------------------
                                                                      Annualized
                                          Six           One Year     Inception to
                                        Months 2         Return         Date 3
----------------------------------------------------------------------------------------
PBHG Small Cap Growth Portfolio          21.48%         (2.81)%        (19.68)%
----------------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN PBHG SMALL CAP
            GROWTH PORTFOLIO VERSUS THE RUSSELL 2000(R) GROWTH INDEX
                  AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                                PBHG SMALL CAP                           RUSSELL 2000                           LIPPER SMALL-CAP
                               GROWTH PORTFOLIO                          GROWTH INDEX                         GROWTH FUNDS AVERAGE
4/30/2001                            10,000                                  10,000                                   10,000
5/31/2001                             9,810                                  10,232                                   10,222
6/30/2001                             9,930                                  10,511                                   10,513
7/31/2001                             9,090                                   9,614                                    9,894
8/31/2001                             8,060                                   9,014                                    9,300
9/30/2001                             6,440                                   7,559                                    7,874
10/31/2001                            7,360                                   8,286                                    8,523
11/30/2001                            8,000                                   8,978                                    9,191
12/31/2001                            8,490                                   9,537                                    9,755
1/31/2002                             8,250                                   9,198                                    9,459
2/28/2002                             7,130                                   8,602                                    8,839
3/31/2002                             8,110                                   9,350                                    9,517
4/30/2002                             7,630                                   9,148                                    9,247
5/31/2002                             6,990                                   8,613                                    8,790
6/30/2002                             6,400                                   7,883                                    8,155
7/31/2002                             5,490                                   6,671                                    7,009
8/31/2002                             5,290                                   6,668                                    7,004
9/30/2002                             4,730                                   6,186                                    6,543
10/31/2002                            5,200                                   6,499                                    6,824
11/30/2002                            5,830                                   7,144                                    7,354
12/31/2002                            5,120                                   6,651                                    6,874
1/31/2003                             4,980                                   6,470                                    6,696
2/28/2003                             4,790                                   6,298                                    6,497
3/31/2003                             4,840                                   6,393                                    6,601
4/30/2003                             5,340                                   6,998                                    7,150
5/31/2003                             6,000                                   7,787                                    7,839
6/30/2003                             6,220                                   7,937                                    8,064

1 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT
  RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG SMALL CAP GROWTH PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Small Cap Growth Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. Securities of small and medium sized companies may involve greater risk and price volatility than securities of larger more established companies. Products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Small Cap Growth Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The performance results are subject to change since June 30, 2003.
2 The six month return has not been annualized.
3 PBHG Small Cap Growth Portfolio commenced operations on April 30, 2001.
4 For more information on the Russell 2000(R) Growth Index please see the PBHG
  Disclosure Notes on page 83.
5 For more information on the Lipper Small-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 83.

SECTOR WEIGHTINGS AT JUNE 30, 2003

[PIE CHART]

Basic Materials          (2%)
Consumer
Cyclical                (18%)
Financial                (1%)
Health Care             (19%)
Industrial               (9%)
Services                (10%)
Technology              (41%)

% of Total Portfolio Investments in Common Stock

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2003

PF Chang's China Bistro                                      2.6%
Sandisk                                                      2.5%
Career Education                                             2.4%
Manhattan Associates                                         2.1%
Corporate Executive Board                                    2.0%
Advanced Neuromodulation Systems                             2.0%
Cabot Microelectronics                                       2.0%
Documentum                                                   1.9%
Foundry Networks                                             1.8%
Biosite                                                      1.8%
-----------------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS                            21.1%

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
As of June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
                                                                        Market
Description                                          Shares              Value
--------------------------------------------------------------------------------
COMMON STOCK -- 100.2%
BASIC MATERIALS -- 2.0%
CHEMICALS-SPECIALTY -- 2.0%
Cabot Microelectronics*                               1,800             $ 90,846
                                                                       ---------
                                                                          90,846
                                                                       ---------
TOTAL BASIC MATERIALS (COST $83,831)                                      90,846
                                                                       ---------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 17.7%
APPAREL MANUFACTURERS -- 1.3%
Gymboree*                                             2,100               35,238
Quiksilver*                                           1,600               26,384
                                                                       ---------
                                                                          61,622
--------------------------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.6%
K-Swiss, Cl A                                           750               25,890
                                                                       ---------
                                                                          25,890
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.7%
IMPCO Technologies*                                   5,500               33,880
                                                                       ---------
                                                                          33,880
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.7%
Joseph A. Bank Clothiers*                             1,900               63,517
Urban Outfitters*                                     1,600               57,440
                                                                       ---------
                                                                         120,957
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.6%
Insight Enterprises*                                  2,700               27,162
                                                                       ---------
                                                                          27,162
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 1.3%
Fred's, Cl A                                          1,600               59,488
                                                                       ---------
                                                                          59,488
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 1.4%
Tractor Supply*                                       1,300               62,075
                                                                       ---------
                                                                          62,075
--------------------------------------------------------------------------------
RETAIL-MUSIC STORE -- 0.9%
Guitar Center*                                        1,400               40,600
                                                                       ---------
                                                                          40,600
--------------------------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.8%
Petco Animal Supplies*                                1,600               34,784
                                                                       ---------
                                                                          34,784
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 6.7%
Krispy Kreme Doughnuts*                               1,900               78,242
Panera Bread, Cl A*                                   1,300               52,000
PF Chang's China Bistro*                              2,400              118,104
Red Robin Gourmet Burgers*                            3,000               56,880
                                                                       ---------
                                                                         305,226
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                        Market
Description                                          Shares              Value
--------------------------------------------------------------------------------
RETAIL-SPORTING GOODS -- 0.7%
Dick's Sporting Goods*                                  900             $ 33,012
                                                                       ---------
                                                                          33,012
                                                                       ---------
TOTAL CONSUMER CYCLICAL (COST $634,294)                                  804,696
                                                                       ---------
--------------------------------------------------------------------------------
FINANCIAL -- 1.0%
FINANCE-CONSUMER LOANS -- 1.0%
Portfolio Recovery Associates*                        1,500               46,785
                                                                       ---------
                                                                          46,785
                                                                       ---------
TOTAL FINANCIAL (COST $40,500)                                            46,785
                                                                       ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 19.7%
DIAGNOSTIC EQUIPMENT -- 0.9%
Gen-Probe*                                            1,000               40,870
                                                                       ---------
                                                                          40,870
--------------------------------------------------------------------------------
DIAGNOSTIC KITS -- 1.8%
Biosite*                                              1,700               81,770
                                                                       ---------
                                                                          81,770
--------------------------------------------------------------------------------
MEDICAL IMAGING SYSTEMS -- 1.5%
TriPath Imaging*                                      4,800               32,784
Vital Images*                                         2,000               36,760
                                                                       ---------
                                                                          69,544
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 1.3%
IMPAC Medical Systems*                                1,700               35,496
Quality Systems*                                        800               21,992
                                                                       ---------
                                                                          57,488
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 2.7%
Advanced Neuromodulation Systems*                     1,800               93,186
Kensey Nash*                                          1,200               31,200
                                                                       ---------
                                                                         124,386
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.8%
Osteotech*                                            2,700               36,693
Zoll Medical*                                         1,300               43,628
                                                                       ---------
                                                                          80,321
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.8%
Integra LifeSciences Holdings*                        1,700               44,846
Martek Biosciences*                                   1,100               47,234
Myriad Genetics*                                      2,500               34,025
                                                                       ---------
                                                                         126,105
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.0%
American Pharmaceutical Partners*                     2,000               67,800
Cima Labs*                                            1,400               37,646
Flamel Technologies ADR*                              2,100               28,287
Hi-Tech Pharmacal*                                    1,200               48,804
                                                                       ---------
                                                                         182,537
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.8%
United Surgical Partners International*               1,500               33,885
                                                                       ---------
                                                                          33,885
--------------------------------------------------------------------------------

                                       74
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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                                                                          Market
Description                                                Shares         Value
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.3%
Odyssey HealthCare*                                         1,650       $ 61,050
                                                                        --------
                                                                          61,050
PHYSICAL PRACTICE MANAGEMENT -- 0.8%
--------------------------------------------------------------------------------
American Healthways*                                        1,000         36,120
                                                                        --------
                                                                          36,120
                                                                        --------
TOTAL HEALTH CARE (COST $791,269)                                        894,076
                                                                        --------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.9%
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.9%
Planar Systems*                                             2,000         39,120
                                                                        --------
                                                                          39,120
ELECTRONIC MEASURING INSTRUMENTS -- 0.8%
--------------------------------------------------------------------------------
Itron*                                                      1,600         34,496
                                                                        --------
                                                                          34,496
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 1.0%
Engineered Support Systems                                  1,150         48,127
                                                                        --------
                                                                          48,127
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 1.3%
Stericycle*                                                 1,500         57,720
                                                                        --------
                                                                          57,720
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.9%
Metrologic Instruments*                                     1,200         39,900
                                                                        --------
                                                                          39,900
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.8%
Photon Dynamics*                                            1,400         38,682
                                                                        --------
                                                                          38,682
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 1.2%
Cymer*                                                      1,700         53,652
                                                                        --------
                                                                          53,652
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.0%
Applied Films*                                              1,800         46,584
                                                                        --------
                                                                          46,584
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.0%
Waste Connections*                                          1,300         45,565
                                                                        --------
                                                                          45,565
--------------------------------------------------------------------------------
TOTAL INDUSTRIAL (COST $354,235)                                         403,846
                                                                        --------
--------------------------------------------------------------------------------

SERVICES -- 9.8%
COMMERCIAL SERVICES -- 0.5%
Wireless Facilities*                                        1,800         21,420
                                                                        --------
                                                                          21,420
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 3.4%
Cognizant Technology Solutions*                             2,500         60,900
Manhattan Associates*                                       3,700         96,089
                                                                        --------
                                                                         156,989
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Market
Description                                                Shares         Value
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.5%
Advisory Board*                                             1,600       $ 64,832
Corporate Executive Board*                                  2,300         93,219
                                                                        --------
                                                                         158,051
--------------------------------------------------------------------------------
SCHOOLS -- 2.4%
Career Education*                                           1,600        109,472
                                                                        --------
                                                                         109,472
                                                                        --------
TOTAL SERVICES (COST $357,198)                                           445,932
                                                                        --------
--------------------------------------------------------------------------------
TECHNOLOGY -- 41.1%
APPLICATIONS SOFTWARE -- 2.6%
Mercury Interactive*                                        2,000         77,220
Verint Systems*                                             1,600         40,656
                                                                        --------
                                                                         117,876
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.9%
Boston Communications Group*                                2,500         42,825
                                                                        --------
                                                                          42,825
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.2%
Avid Technology*                                            1,500         52,605
                                                                        --------
                                                                          52,605
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.2%
NetScreen Technologies*                                     2,500         56,375
                                                                        --------
                                                                          56,375
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.2%
McData, Cl B*                                               3,900         56,550
                                                                        --------
                                                                          56,550
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 3.5%
Dot Hill Systems*                                           3,200         41,920
Sandisk*                                                    2,900        117,015
                                                                        --------
                                                                         158,935
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.2%
Mobility Electronics*                                       6,900         27,945
Sigma Designs*                                              2,400         26,064
                                                                        --------
                                                                          54,009
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.6%
Documentum*                                                 4,400         86,548
Group 1 Software*                                           1,600         29,552
                                                                        --------
                                                                         116,100
--------------------------------------------------------------------------------
E-MARKETING/INFORMATION -- 1.5%
Aquantive*                                                  4,200         44,100
Digital River*                                              1,300         25,090
                                                                        --------
                                                                          69,190
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.4%
Artisan Components*                                         1,400         31,654
Cree*                                                       2,400         39,072
Omnivision Technologies*                                    2,000         62,400
Silicon Laboratories*                                       2,500         66,600
                                                                        --------
                                                                         199,726
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                                                                        Market
Description                                            Shares           Value
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.3%
Hyperion Solutions*                                     1,900        $  64,144
Micromuse*                                              5,000           39,950
MicroStrategy, Series A*                                1,300           47,359
                                                                     -----------
                                                                       151,453
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 1.1%
eResearch Technology*                                   2,200           48,752
                                                                     -----------
                                                                        48,752
--------------------------------------------------------------------------------
INTERNET CONNECTIVE SERVICES -- 0.8%
PC-Tel*                                                 2,900           34,394
                                                                     -----------
                                                                        34,394
--------------------------------------------------------------------------------
INTERNET CONTENT-ENTERTAINMENT -- 0.9%
NetFlix*                                                1,600           40,880
                                                                     -----------
                                                                        40,880
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 3.1%
Foundry Networks*                                       5,800           83,520
SafeNet*                                                2,100           58,758
                                                                     -----------
                                                                       142,278
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 5.2%
Emulex*                                                 2,900           66,033
Marvell Technology Group*^                              1,700           58,429
O2Micro International*+                                 2,500           40,275
Power Integrations*                                     3,000           72,960
                                                                     -----------
                                                                       237,697
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 3.5%
Formfactor*                                               300            5,310
Photronics*                                             1,400           24,430
Ultratech Stepper*                                      3,200           59,168
Varian Semiconductor Equipment Associates*              2,400           71,424
                                                                     -----------
                                                                       160,332
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 1.3%
Altiris*                                                3,000           60,150
                                                                     -----------
                                                                        60,150
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 1.6%
Adtran*                                                 1,400           71,806
                                                                     -----------
                                                                        71,806
                                                                     -----------
TOTAL TECHNOLOGY (COST $1,387,062)                                   1,871,933
                                                                     -----------

TOTAL COMMON STOCK (COST $3,648,389)                                 4,558,114
                                                                     -----------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Face           Market
Description                                           Amount           Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
Morgan Stanley
  1.00%, dated 06/30/03, matures
  07/01/03, repurchase price $63,639
  (collateralized by U.S. Government
  Obligations: total market value
  $64,912) (A)                                         $63,637       $   63,637
                                                                     -----------
TOTAL REPURCHASE AGREEMENT (COST $63,637)                                63,637
                                                                     -----------
TOTAL INVESTMENTS-- 101.6% (COST $3,712,026)                          4,621,751
                                                                     -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.6%)
Payable for investment advisory fees                                      (469)
Payable for administrative fees                                           (565)
Payable for investment securities purchased                            (56,811)
                                                                     -----------
Other assets and liabilities, net                                      (13,174)
                                                                     -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                (71,019)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value) based on
  731,519 outstanding shares of beneficial interest                   7,640,338
Accumulated net investment loss                                        (25,168)
Accumulated net realized loss on investments                        (3,974,163)
Net unrealized appreciation on investments                              909,725
                                                                     -----------
TOTAL NET ASSETS-- 100.0%                                            $4,550,732
                                                                     -----------

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                         $6.22
                                                                     -----------

* Non-income producing security.
^ Bermuda domiciled security traded on the Nasdaq Stock Market.
+ Cayman Islands domiciled security traded on the Nasdaq Stock Market.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS
For the six month period ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
   Dividends ................................................... $     187
   Interest ....................................................       263
                                                                 ---------
     Total Investment Income ...................................       450
                                                                 ---------
EXPENSES:
   Investment Advisory Fees ....................................    18,146
   Administrative Fees .........................................     3,202
   Transfer Agent Fees .........................................    12,061
   Custodian Fees ..............................................     3,773
   Printing Fees ...............................................     3,377
   Professional Fees ...........................................       521
   Trustees' Fees ..............................................       300
   Other Fees ..................................................       865
                                                                 ---------
        Total Expenses .........................................    42,245
                                                                 ---------
LESS:
   Waiver of Investment Advisory Fees ..........................   (16,627)
                                                                 ---------
        Net Expenses ...........................................    25,618
                                                                 ---------
NET INVESTMENT LOSS ............................................   (25,168)
                                                                 ---------
Net Realized Loss from Security Transactions ...................  (754,810)
Net Change in Unrealized Appreciation on Investments............ 1,538,778
                                                                 ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ................   783,968
                                                                 ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............... $ 758,800
                                                                 ---------

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
For the six month period ended June 30, 2003 (Unaudited) and the year ended December 31, 2002, respectively

                                                                                           01/01/03                 01/01/02
                                                                                              to                       to
                                                                                           06/30/03                 12/31/02
                                                                                         -----------              -----------
INVESTMENT ACTIVITIES:
   Net Investment Loss .....................................................             $   (25,168)             $   (72,599)
   Net Realized Loss from Security Transactions ............................                (754,810)              (2,590,334)
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....               1,538,778                 (750,970)
                                                                                         -----------              -----------
   Net Increase (Decrease) in Net Assets Resulting from Operations .........                 758,800               (3,413,903)
                                                                                         -----------              -----------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued ...........................................................                 271,940                6,372,993
   Shares Redeemed .........................................................              (1,899,388)              (6,072,538)
                                                                                         -----------              -----------
   Increase (Decrease) in Net Assets Derived from Capital Share Transactions              (1,627,448)                 300,455
                                                                                         -----------              -----------
     Total Decrease in Net Assets ..........................................                (868,648)              (3,113,448)
                                                                                         -----------              -----------
NET ASSETS:
   Beginning of Period .....................................................               5,419,380                8,532,828
                                                                                         -----------              -----------
   End of Period ...........................................................             $ 4,550,732              $ 5,419,380
                                                                                         -----------              -----------
SHARES ISSUED AND REDEEMED:
   Shares Issued ...........................................................                  50,538                  921,959
   Shares Redeemed .........................................................                (377,440)                (868,652)
                                                                                         -----------              -----------
   Increase (Decrease) in Shares Outstanding ...............................                (326,902)                  53,307
                                                                                         -----------              -----------

The accompanying notes are an integral part of the financial statements.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Fiscal Year or Period

                                       Net
           Net                    Realized and                          Net
          Asset                     Unrealized                         Asset
          Value         Net          Gains or             Total        Value
        Beginning   Investment        Losses              from          End          Total
        of Period      Loss       on Securities        Operations    of Period      Return
------------------------------------------------------------------------------------------------
2003**    $5.12    $   (0.07)        $1.17              $  1.10        $6.22         21.48%+
2002       8.49        (0.07)        (3.30)               (3.37)        5.12        (39.69)%
2001 1    10.00        (0.02)        (1.49)               (1.51)        8.49        (15.10)%+



                                                                    Ratio of
                                                                     of Net
                                    Ratio            Ratio         Investment
            Net                     of Net       of Expenses          Loss
           Assets    Ratio of     Investment      to Average       to Average
            End      Expenses       Loss         Net Assets       Net Assets        Portfolio
             of      to Average   to Average      (Excluding       (Excluding        Turnover
           Period    Net Assets   Net Assets        Waivers          Waivers           Rate
----------------------------------------------------------------------------------------------
2003**   $ 4,550,732     1.20%*     (1.18)%*         1.98%*          (1.96)%*          34.76%+
2002      5,419,380      1.20%      (1.15)%          1.69%           (1.64)%           114.11%
2001 1     8,532,828      1.20%*     (0.84)%*         2.60%*          (2.24)%*          56.26%+


*  Annualized.
** For the six month period ended June 30, 2003 (Unaudited).
+  Total return and portfolio turnover have not been annualized.
1  Commenced operations on April 30, 2001.

The accompanying notes are an integral part of the financial statements.

[OBJECT OMITTED]

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
As of June 30, 2003 (Unaudited)

1. ORGANIZATION

PBHG Small Cap Growth Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund, (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), (formerly the PBHG Mid-Cap Value Portfolio), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), (formerly the PBHG Small Cap Value Portfolio), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2003, 100% of the outstanding shares of the Portfolio were held by the separate account of one participating insurance company.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation --Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolio that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Short-term obligations with maturities of 60 days or less may be valued at amortized cost which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

Distributions to Shareholders -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Continued)

Directed Brokerage -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are accounted for as realized gains of the Portfolio. During the six month period ended June 30, 2003, the Portfolio received no cash under this arrangement.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. ("the Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At June 30, 2003, the amount of advisory waivers and the reimbursements of third party expenses by the adviser subject to possible recapture was $73,835. At this time, the Portfolio's assets are less than $75 million. No amounts have been recaptured by the Adviser during the six month period ended June 30, 2003.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor") a wholly-owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services (the "Sub- Administrator"), serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. Wachovia Bank, National Association serves as the custodian for the Fund.

Certain officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4. INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2003, amounted to $1,498,261 and $2,994,500, respectively.

5. FEDERAL TAX INFORMATION

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Concluded)

extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2002 were primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital as follows:

                     INCREASE
                     UNDISTRIBUTED
DECREASE             NET INVESTMENT
PAID-IN-CAPITAL      INCOME
---------------      ------
$  (72,599)          $72,599

This reclassification had no effect on net assets or net asset value per share.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. At December 31, 2002, the Portfolio had capital loss carryforwards with the following expiration dates:

December 2009             $    436,803
December 2010                2,530,373
                          ------------
                          $  2,967,176
                          ------------

At June 30, 2003, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2003 amounted to $1,115,639 and $205,914, respectively.

6. CONCENTRATIONS/RISKS

The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7. LINE OF CREDIT

The Portfolio may borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Prior to June 4, 2003 the line of credit available to each Portfolio was $250 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings at June 30, 2003, or at any time during the six month period ended June 30, 2003.

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--------------------------------------------------------------------------------
PBHG SMALL CAP GROWTH PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER SMALL-CAP GROWTH FUNDS AVERAGE represents 482 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The RUSSELL 2000(R) GROWTH INDEX is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than-average growth orientation.

The Russell 2000(R) Growth Index (the "Index") and the Lipper Small-Cap Growth Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF                                                  NUMBER OF           OTHER
                           POSITION     OFFICE AND                                               PORTFOLIOS IN     DIRECTORSHIPS
                          HELD WITH      LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN        HELD
NAME, ADDRESS, AND AGE     THE FUND     TIME SERVED             DURING PAST 5 YEARS                BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson        Trustee       Trustee     Chief Financial Officer, The Triumph Group, Inc.  27   Director, The Triumph
1550 Liberty Ridge Drive                 since       (manufacturing) since 1992.                            Group, Inc. since 1992
Suite 100                                1997                                                               Trustee, PBHG Funds,
Wayne, PA 19085                                                                                             since 1997.
(58)
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards          Trustee       Trustee     Consultant, Syrus Associates (business and        27   Trustee, Provident
76 Seaview Drive                         since       marketing consulting firm) 1986-2002.                  Investment Counsel Trust
Santa Barbara,                           1997                                                               (investment company-13
California 93108                                                                                            Portfolios) since 1993.
(56)                                                                                                        Trustee, EQ Advisors
                                                                                                            Trust (investment
                                                                                                            company-39 Portfolios)
                                                                                                            since 1997. Trustee,
                                                                                                            PBHG Funds, since
                                                                                                            1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller           Trustee       Trustee     Senior Vice President, Cherry & Webb, CWT         27   Trustee, PBHG Funds,
7 Jennifer Drive                         since       Specialty Stores 1995-2000. Advisor and                since 1997.
Holmdel, New Jersey 07733                1997        Secretary, the Underwoman Shoppes, Inc. (retail
(69)                                                 clothing stores) 1980-2002. Merchandising
                                                     Group Vice President, R.H. Macy & Co. (retail
                                                     department stores) 1958-1995. Retired.
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**         Chairman of   Trustee     Chairman, Chief Executive Officer and Director,   27   Director, Old Mutual
1400 Liberty Ridge Drive   the Board     since       Pilgrim Baxter & Associates, Ltd. since 1982.          (US) Holdings, Inc.
Wayne, PA 19087-5593       and Trustee   1997        Trustee, PBHG Fund Services since May 1996.            since 2000. Trustee,
(57)                                                 Chairman, Chief Executive Officer and                  PBHG Funds, since
                                                     Director, Pilgrim Baxter Value Investors, Inc. June    1997.
                                                     1996 to May 2002. Trustee, PBHG Fund Distributors
                                                     since January 1998. Chairman, Director and Chief
                                                     Executive of Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. Director, PBHG
                                                     Shareholder Services, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
* Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a trustee who may be deemed to be of the Trust, as that an
"interested person" term is defined in the 1940 Act, because he is a Director of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Officers***
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President     President   Director, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive                 since       1982. President, Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                     1997        1982-2003. Trustee, PBHG Fund Services since May
(62)                                                 1996. President, PBHG Funds, since 1997.
                                                     President and Director, Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. President and Director,
                                                     Pilgrim Baxter Value Investors, Inc. June 1996 to May
                                                     2002. Director, PBHG Shareholder Services, Inc.
                                                     since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer,    Treasurer,  Vice President, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive   Chief         Chief       2001 and Director of Mutual Fund Operations, Pilgrim
Wayne, PA 19087-5593       Financial     Financial   Baxter & Associates, Ltd., 1996-2001. Treasurer, Chief
(39)                       Officer,      Officer,    Financial Officer, Controller, PBHG Funds, since 1997.
                           Controller    Controller  President, PBHG Shareholder Services, Inc. since 2001.
                                         since       President, PBHG Fund Distributors, 1999-2003. Vice
                                         1997        President, PBHG Fund Distributors, since March 2003 and
                                                     Treasurer, PBHG Fund Services, May 1996-1999. President,
                                                     PBHG Fund Services since December 1998.

                                       84
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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS*** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF
                                POSITION             OFFICE AND
                                HELD WITH             LENGTH OF                           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          THE FUND             TIME SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr                 Vice President          Vice                 Senior Vice President, Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive     and Secretary           President            since 2001 and General Counsel and Secretary, Pilgrim
Wayne, PA 19087-5593                                 and                  Baxter & Associates, Ltd. since November 1996. Vice
(41)                                                 Secretary            President and Secretary, PBHG Funds, since 1997.
                                                     since                General Counsel and Secretary, Pilgrim Baxter Value
                                                     1997                 Investors, Inc. November 1996 to May 2002. General
                                                                          Counsel and Secretary PBHG Shareholder Services,
                                                                          since 2001. General Counsel and Secretary, PBHG
                                                                          Fund Services since January 1998. General Counsel and
                                                                          Secretary, PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III        Vice President          Vice                 Vice President, Senior Legal Counsel and Assistant
1400 Liberty Ridge Drive     and Assistant           President            Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
Wayne, PA 19087-5593         Secretary               and                  Distributors, PBHG Fund Services, since December 2001.
(43)                                                 Assistant            Vice President and Assistant Secretary, PBHG Funds,
                                                     Secretary            since 2002. Director and Senior Counsel, Merrill Lynch
                                                     since                Investment Managers, L.P. and Princeton Administrators,
                                                     2002                 L.P. until 2001. Secretary of various Merrill Lynch and
                                                                          Mercury open-end funds, as well as Somerset Exchange
                                                                          Fund and The Europe Fund, Inc., until 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon              Vice President          Vice                 Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                             President            Associates, Ltd., PBHG Fund Services, Pilgrim Baxter
Wayne, PA 19087-5593                                 since                Private Equity Advisor, PBHG Funds, PBHG
(39)                                                 2001                 Shareholder Services and PBHG Fund Distributors
                                                                          since April 2001, Pilgrim Baxter Value Investors, Inc.,
                                                                          April 2001 to May 2002. Vice President and
                                                                          Deputy Compliance Officer, Delaware Investments,
                                                                          1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner            Assistant               Assistant            Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since February 2000. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2000. Fund
 (33)                                                2000                 Accounting Manager, SEI Investments Mutual
                                                                          Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne           Assistant               Assistant            Fund Administration Associate, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since August 2001. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2001. Fund
(30)                                                 2001                 Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                          Accountant, PFPC, Inc., 1998-1999. Annuity Loan
                                                                          Officer and Fund Auditor, Carpenters Health and
                                                                          Welfare of Philadelphia, 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch                Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Global Funds Services and SEI
Oaks, PA 19456               Secretary               and                  Investments Distribution Co. since November
(38)                                                 Assistant            2001. Vice President and Assistant Secretary,
                                                     Secretary            PBHG Funds, since 2002. Associate, Howard,
                                                     since                Rice, Nemouosic, Canady, Falk Rotbicin (Law
                                                     2002                 Firm), 1998-2001. Associate Seward & Kissel LLP
                                                                          (Law Firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Co. and Vice President and Assistant
Oaks, PA 19456               Secretary               and                  Secretary of SEI Investments Global Funds Services
 (35)                                                Assistant            and SEI Investments Distribution Co. since November
                                                     Secretary            1999. Vice President and Assistant Secretary, PBHG
                                                     since 1999           Funds, since 1999. Associate, Dechert Price & Rhoads
                                                                          (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------


***Officer of the Trust until such time as his or her successor is duly elected and qualified.

                                       85

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

Dear Shareholder:

The first six months of 2003 witnessed many changes in the political and economic landscape. The year began with uncertainty surrounding a potential conflict with Iraq clouding the financial markets and concluded with a quick end to the military combat phase of the war with Iraq, a historic tax reduction package, and rudimentary signs of an economic rebound. All of these factors combined to fuel a dramatic rise in the U.S. equity markets in the second quarter. For the six month period ended June 30, 2003, PBHG Small Cap Portfolio finished in positive territory with a gain at net asset value of 13.75%; however, it trailed its benchmark, the Russell 2000(R) Index, which posted a gain of 17.88%.

PERFORMANCE DISCUSSION

During the period our overweight position and stock selection in the consumer cyclical sector negatively impacted performance relative to the benchmark. For example Pier 1 Imports and Scholastic hurt overall portfolio performance. Although both companies suffered from the pullback in consumer spending, we feel the market reaction was over blown and have added to both positions. Plus we believe their current valuation affords us the potential for significant stock appreciation over the next 12-24 months.

Performance relative to the benchmark was also impacted in the second quarter by our lack of participation in the "micro-cap" rally that occurred during the quarter. Only the smallest, least liquid components of the Russell 2000(R) Index greatly outperformed. The performance of stocks with stock prices below $5 far outpaced the rest of the Russell 2000(R) Index benchmark.* Our disciplined investment process is committed to only buying stocks with what we believe to be attractive near-term business dynamics, good long-term growth prospects and attractive valuations, prohibiting us from owning the "low priced, low quality" stocks the market generally favored during the quarter.

Over the past six months the Portfolio has benefited from some strong stock selection in the financial sector. For example, our asset manager holdings were the beneficiaries of an improving stock market and our bank holdings also performed well as these companies prudently returned capital to their shareholders. Also helping results was strong stock selection in the transportation sector. Although some of our holdings in this sector were problems in the early part of the year, this sector came on strong in the second quarter as regional airline holding, Atlantic Coast Airlines Holdings rebounded nicely.

LOOKING FORWARD

We believe that returns for small cap equities and the Portfolio will compare favorably to the overall market going forward. Small cap stocks tend to outperform during periods of economic recovery, and we are seeing some rudimentary signs that a recovery is underway. In fact, if you look back in history, there are some interesting similarities to the end of the first Gulf War, where low quality small caps rallied initially, but were eventually overtaken by small caps with better fundamentals as the recovery took hold. In addition, small cap stocks, for the most part, do not face many of the issues that currently plague many larger cap companies such as large underfunded pensions, and complex accounting issues. We believe this bodes well for the Portfolio for the remainder of the year.


Sincerely,

/S/ Jerome J. Heppelmann

Jerome J. Heppelmann, CFA
Portfolio Manager

* Source: Prudential Securities

                                       86

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO                                            (Unaudited)

----------------------------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2003
----------------------------------------------------------------------------------------------------
                                                          Annualized     Annualized     Annualized
                                 Six          One Year    Three Year     Five Year      Inception to
                                 Months 2     Return      Return         Return         Date 3
----------------------------------------------------------------------------------------------------
PBHG Small Cap Portfolio         13.75%       (9.33)%     (4.45)%           5.77%       7.72%
----------------------------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
              PBHG SMALL CAP PORTFOLIO VERSUS THE RUSSELL 2000(R)
               INDEX AND THE LIPPER SMALL-CAP CORE FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                      PBHG SMALL CAP PORTFOLIO          RUSSELL 2000 INDEX              LIPPER SMALL-CAP CORE FUNDS AVERAGE
10/28/97                       10,000                         10,000                                     N/A
10/31/97                       10,050                         10,095                                  10,000
11/30/97                       10,060                         10,030                                   9,907
12/31/97                       10,480                         10,205                                  10,011
1/31/98                        10,630                         10,044                                   9,837
2/28/98                        11,250                         10,787                                  10,527
3/31/98                        11,950                         11,232                                  11,023
4/30/98                        12,230                         11,294                                  11,109
5/31/98                        11,590                         10,685                                  10,570
6/30/98                        11,520                         10,708                                  10,464
7/31/98                        10,995                          9,841                                   9,713
8/31/98                         8,812                          7,930                                   7,853
9/30/98                         9,233                          8,551                                   8,213
10/31/98                       10,064                          8,899                                   8,566
11/30/98                       10,805                          9,366                                   9,029
12/31/98                       11,626                          9,945                                   9,505
1/31/99                        11,286                         10,077                                   9,401
2/28/99                        10,424                          9,261                                   8,689
3/31/99                        10,064                          9,406                                   8,662
4/30/99                        10,755                         10,249                                   9,363
5/31/99                        11,446                         10,398                                   9,633
6/30/99                        11,987                         10,869                                  10,150
7/31/99                        12,127                         10,570                                  10,063
8/31/99                        11,906                         10,179                                   9,709
9/30/99                        11,806                         10,181                                   9,631
10/31/99                       11,526                         10,223                                   9,573
11/30/99                       12,097                         10,833                                  10,111
12/31/99                       13,479                         12,059                                  10,955
1/31/2000                      13,479                         11,866                                  10,672
2/29/2000                      15,712                         13,825                                  11,787
3/31/2000                      16,723                         12,914                                  11,927
4/30/2000                      15,862                         12,137                                  11,536
5/31/2000                      15,932                         11,429                                  11,151
6/30/2000                      17,484                         12,425                                  11,929
7/31/2000                      17,003                         12,026                                  11,719
8/31/2000                      18,666                         12,943                                  12,690
9/30/2000                      18,421                         12,563                                  12,426
10/31/2000                     17,621                         12,002                                  12,110
11/30/2000                     16,269                         10,770                                  11,103
12/31/2000                     18,349                         11,695                                  12,187
1/31/2001                      19,087                         12,304                                  12,778
2/28/2001                      18,134                         11,497                                  12,101
3/31/2001                      17,232                         10,934                                  11,528
4/30/2001                      18,503                         11,790                                  12,471
5/31/2001                      19,046                         12,079                                  12,898
6/30/2001                      19,168                         12,496                                  13,236
7/31/2001                      18,892                         11,820                                  12,909
8/31/2001                      18,451                         11,438                                  12,553
9/30/2001                      15,595                          9,899                                  11,002
10/31/2001                     16,758                         10,478                                  11,578
11/30/2001                     18,330                         11,289                                  12,366
12/31/2001                     19,462                         11,986                                  13,142
1/31/2002                      18,739                         11,861                                  13,056
2/28/2002                      18,121                         11,536                                  12,824
3/31/2002                      19,452                         12,463                                  13,797
4/30/2002                      19,001                         12,577                                  13,930
5/31/2002                      18,152                         12,019                                  13,439
6/30/2002                      16,821                         11,422                                  12,743
7/31/2002                      13,792                          9,697                                  11,019
8/31/2002                      14,190                          9,672                                  11,061
9/30/2002                      13,247                          8,978                                  10,289
10/31/2002                     13,461                          9,266                                  10,560
11/30/2002                     14,228                         10,092                                  11,271
12/31/2002                     13,407                          9,531                                  10,800
1/31/2003                      12,949                          9,267                                  10,502
2/28/2003                      12,491                          8,987                                  10,184
3/31/2003                      12,704                          9,102                                  10,288
4/30/2003                      13,876                          9,966                                  11,152
5/31/2003                      15,059                         11,035                                  12,188
6/30/2003                      15,251                         11,235                                  12,484

1 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT
  RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG SMALL CAP PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Small Cap Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions. The performance figures quoted may be lower at this time due to recent market volatility. Securities of smaller companies involve greater risk and price volatility than larger, more established companies. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Small Cap Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The performance results are subject to change since June 30, 2003.
2 The six month return has not been annualized.
3 The PBHG Small Cap Portfolio commenced operations on October 28, 1997. Prior to January 1, 2003 the PBHG Small Cap Portfolio was named the PBHG Small Cap Value Portfolio.
4 For more information on the Russell 2000(R) Index please see the PBHG
  Disclosure Notes on page 97.
5 The chart assumes $10,000 invested in the Lipper Small-Cap Core Funds Average at that month's end, October 31, 1997. For more information on the Lipper Small-Cap Core Funds Average please see the PBHG Disclosure Notes on page 97.

SECTOR WEIGHTINGS AT JUNE 30, 2003

[PIE CHART]
Basic Materials                  (3%)
Consumer
Cyclical                        (20%)
Energy                           (8%)
Financial                       (22%)
Health Care                     (14%)
Industrial                      (10%)
Services                         (7%)
Technology                      (11%)
Transportation                   (3%)
Utilities                        (2%)

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2003

Arbitron                                                     2.4%
Pier 1 Imports                                               2.4%
Fisher Scientific International                              2.2%
Brookline Bancorp                                            2.2%
Advo                                                         1.9%
Apria Healthcare Group                                       1.9%
HCC Insurance Holdings                                       1.8%
Platinum Underwriters Holdings                               1.8%
Filenet                                                      1.7%
Park Electrochemical                                         1.7%
-----------------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS                            20.0%

                                       87

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS
As of June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
                                                                        Market
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.2%
BASIC MATERIALS -- 2.6%
CHEMICALS-DIVERSIFIED -- 1.6%
Olin                                                 230,200             $ 3,937
                                                                        --------
                                                                           3,937
PAPER & RELATED PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
Glatfelter                                           170,300               2,512
                                                                        --------
                                                                           2,512
                                                                        --------
TOTAL BASIC MATERIALS (COST $6,688)                                        6,449
                                                                        --------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 19.0%
AUDIO/VIDEO PRODUCTS -- 0.4%
Harman International Industries                       14,200               1,124
                                                                        --------
                                                                           1,124
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.2%
Bell Microproducts*                                  102,100                 436
                                                                        --------
                                                                             436
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 1.4%
Take-Two Interactive Software*                        61,800               1,751
THQ*                                                 101,000               1,818
                                                                        --------
                                                                           3,569
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.5%
Macrovision*                                          69,100               1,376
                                                                        --------
                                                                           1,376
--------------------------------------------------------------------------------
PRINTING-COMMERCIAL -- 1.4%
Valassis Communications*                             134,300               3,454
                                                                        --------
                                                                           3,454
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 1.6%
Scholastic*                                          139,100               4,142
                                                                        --------
                                                                           4,142
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.8%
Journal Register*                                    112,300               2,032
                                                                        --------
                                                                           2,032
--------------------------------------------------------------------------------
RADIO -- 0.8%
Cumulus Media, Cl A*                                 104,000               1,969
                                                                        --------
                                                                           1,969
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 7.1%
Bebe Stores*                                         122,900               2,351
Charming Shoppes*                                    364,300               1,810
Kenneth Cole Productions, Cl A*                      106,600               2,078
Too*                                                 202,800               4,107
Urban Outfitters*                                     90,500               3,249
Wet Seal, Cl A*                                      391,200               4,178
                                                                        --------
                                                                          17,773
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                        Market
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
RETAIL-BOOKSTORE -- 1.0%
Barnes & Noble*                                      104,400             $ 2,406
                                                                        --------
                                                                           2,406
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.5%
Electronics Boutique Holdings*                        51,700               1,195
                                                                        --------
                                                                           1,195
--------------------------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 2.9%
Cost Plus*                                            36,900               1,316
Pier 1 Imports                                       299,100               6,102
                                                                        --------
                                                                           7,418
--------------------------------------------------------------------------------
TELEVISION -- 0.4%
Lin TV, Cl A*                                         41,700                 982
                                                                        --------
                                                                             982
                                                                        --------
TOTAL CONSUMER CYCLICAL (COST $42,639)                                    47,876
                                                                        --------
--------------------------------------------------------------------------------
ENERGY -- 7.2%
OIL & GAS DRILLING -- 0.9%
Atwood Oceanics*                                      83,500               2,267
                                                                        --------
                                                                           2,267
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.2%
Stone Energy*                                         60,200               2,524
Tom Brown*                                           127,500               3,543
Vintage Petroleum                                    171,100               1,930
                                                                        --------
                                                                           7,997
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.8%
Lone Star Technologies*                              101,700               2,154
                                                                        --------
                                                                           2,154
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.2%
Frontier Oil                                         199,100               3,026
                                                                        --------
                                                                           3,026
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.1%
CAL Dive International*                              127,600               2,782
                                                                        --------
                                                                           2,782
                                                                        --------
TOTAL ENERGY (COST $ 17,464)                                              18,226
                                                                        --------
--------------------------------------------------------------------------------
FINANCIAL -- 21.0%
INSURANCE BROKERS -- 1.2%
Hilb Rogal & Hamilton                                 90,500               3,081
                                                                        --------
                                                                           3,081
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.4%
Affiliated Managers Group*                            57,000               3,474
                                                                        --------
                                                                           3,474
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 2.5%
Scottish Annuity & Life Holdings                      94,200               1,904
Stancorp Financial Group                              41,600               2,172
UICI*                                                144,800               2,182
                                                                        --------
                                                                           6,258
--------------------------------------------------------------------------------

                                       88

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
                                                                        Market
Description                                         Shares           Value (000)
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.4%
Allmerica Financial*                                 74,800             $ 1,346
HCC Insurance Holdings                              159,100               4,704
                                                                        --------
                                                                          6,050
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.7%
First American                                       64,300               1,694
                                                                        --------
                                                                          1,694
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.5%
Trammell Crow*                                      110,300               1,170
                                                                        --------
                                                                          1,170
--------------------------------------------------------------------------------
REINSURANCE -- 3.2%
Odyssey Re Holdings                                 160,400               3,384
Platinum Underwriters Holdings^                     171,100               4,644
                                                                        --------
                                                                          8,028
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.6%
Brandywine Realty Trust                             106,800               2,629
Mack-Cali Realty                                     37,400               1,361
                                                                        --------
                                                                          3,990
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.5%
CBL & Associates Properties                          32,500               1,398
                                                                        --------
                                                                          1,398
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.9%
TierOne*                                            114,000               2,220
                                                                        --------
                                                                          2,220
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 6.1%
Brookline Bancorp                                   397,582               5,566
First Niagara Financial Group                       133,400               1,862
Independence Community Bank                          71,300               2,012
Provident Financial Services                        191,400               3,646
Willow Grove Bancorp                                137,100               2,327
                                                                        --------
                                                                         15,413
                                                                        --------
TOTAL FINANCIAL (COST $42,560)                                           52,776
                                                                        --------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.8%
DISPOSABLE MEDICAL PRODUCTS -- 1.6%
ICU Medical*                                        126,400               3,937
                                                                        --------
                                                                          3,937
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.9%
Hooper Holmes                                       326,100               2,100
                                                                        --------
                                                                          2,100
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.5%
Covance*                                             73,000               1,321
                                                                        --------
                                                                          1,321
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.2%
Cooper                                               18,200                 633
Haemonetics*                                        184,600               3,452
Wright Medical Group*                                79,800               1,516
                                                                        --------
                                                                          5,601
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                        Market
Description                                         Shares           Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.6%
Medicis Pharmaceutical, Cl A*                        43,900             $ 2,489
SICOR*                                              202,100               4,111
                                                                        --------
                                                                          6,600
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.9%
Pharmaceutical Resources*                            44,700               2,175
                                                                        --------
                                                                          2,175
--------------------------------------------------------------------------------
MEDICAL-HMO -- 3.2%
American Medical Security Group*                    131,000               2,502
Centene*                                             76,100               2,961
Humana*                                             177,100               2,674
                                                                        --------
                                                                          8,137
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.9%
Apria Healthcare Group*                             194,600               4,842
                                                                        --------
                                                                          4,842
                                                                        --------
TOTAL HEALTH CARE (COST $30,954)                                         34,713
                                                                        --------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.1%
AEROSPACE/DEFENSE -- 0.7%
Teledyne Technologies*                              126,500               1,657
                                                                        --------
                                                                          1,657
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 1.5%
Wilson Greatbatch Technologies*                     106,200               3,834
                                                                        --------
                                                                          3,834
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 1.7%
Park Electrochemical                                216,600               4,321
                                                                        --------
                                                                          4,321
--------------------------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 1.1%
Cummins                                              79,600               2,857
                                                                        --------
                                                                          2,857
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.9%
Stericycle*                                          59,500               2,290
                                                                        --------
                                                                          2,290
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 2.2%
Fisher Scientific International*                    162,300               5,664
                                                                        --------
                                                                          5,664
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.0%
Aptargroup                                           67,100               2,416
                                                                        --------
                                                                          2,416
                                                                        --------
TOTAL INDUSTRIAL (COST $18,068)                                          23,039
                                                                        --------
--------------------------------------------------------------------------------
SERVICES -- 6.7%
ADVERTISING SERVICES -- 0.5%
RH Donnelley*                                        34,000               1,240
                                                                        --------
                                                                          1,240
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.5%
Arbitron*                                           172,800               6,169
                                                                        --------
                                                                          6,169
--------------------------------------------------------------------------------

                                       89

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
                                                                       Market
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.5%
PDI*                                                      110,100      $ 1,119
                                                                       ---------
                                                                         1,119
--------------------------------------------------------------------------------
DIRECT MARKETING -- 1.9%
Advo*                                                     110,100        4,888
                                                                       ---------
                                                                         4,888
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.6%
Aaron Rents                                                57,700        1,489
                                                                       ---------
                                                                         1,489
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.7%
Pharmaceutical Product Development*                        64,300        1,847
                                                                       ---------
                                                                         1,847
                                                                       ---------
TOTAL SERVICES (COST $14,723)                                           16,752
                                                                       ---------
--------------------------------------------------------------------------------
TECHNOLOGY -- 10.2%
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.8%
Electronics for Imaging*                                   99,600        2,021
                                                                       ---------
                                                                         2,021
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.4%
Fair Isaac                                                 32,200        1,657
Filenet*                                                  240,600        4,340
                                                                       ---------
                                                                         5,997
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.1%
DSP Group*                                                123,300        2,655
Fairchild Semiconductor
   International, Cl A*                                   234,000        2,993
Silicon Laboratories*                                      30,800          820
Zoran*                                                     63,800        1,226
                                                                       ---------
                                                                         7,694
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.7%
Extreme Networks*                                         314,900        1,669
                                                                       ---------
                                                                         1,669
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.7%
Cypress Semiconductor*                                    175,500        2,106
GlobespanVirata*                                          294,500        2,430
Integrated Device Technology*                             205,300        2,268
                                                                       ---------
                                                                         6,804
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.5%
Veeco Instruments*                                         80,000        1,362
                                                                         1,362
                                                                       ---------
TOTAL TECHNOLOGY (COST $19,291)                                         25,547
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.8%
AIRLINES -- 2.8%
Atlantic Coast Airlines Holdings*                         268,900        3,628
Skywest                                                   184,700        3,520
                                                                       ---------
                                                                         7,148
                                                                       ---------
TOTAL TRANSPORTATION (COST $5,216)                                       7,148
                                                                       ---------


--------------------------------------------------------------------------------
                                                     Shares/           Market
Description                                    Face Amount (000)     Value (000)
--------------------------------------------------------------------------------
UTILITIES -- 1.8%
ELECTRIC-INTEGRATED -- 0.7%
MGE Energy                                             54,000       $    1,695
                                                                    ------------
                                                                         1,695
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.4%
UGI                                                    35,850            1,136
                                                                    ------------
                                                                         1,136
--------------------------------------------------------------------------------
WATER -- 0.7%
Philadelphia Suburban                                  72,200            1,760
                                                                    ------------
                                                                         1,760
                                                                    ------------
TOTAL UTILITIES (COST $3,406)                                            4,591
                                                                    ------------
TOTAL COMMON STOCK (COST $  201,009)                                   237,117
                                                                    ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.4%
Morgan Stanley
  1.08%, dated 06/30/03, matures
  07/01/03, repurchase price $18,480,977
  (collateralized by U.S. Government
  Obligations: total market value
  $18,851,518) (A)                                 $   18,480           18,480
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (COST $18,480)                               18,480
                                                                    ------------
TOTAL INVESTMENTS-- 101.6% (COST $219,489)                             255,597
                                                                    ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.6%)
Receivable for investment securities sold                                3,548
Payable for investment advisory fees                                     (199)
Payable for administrative fees                                           (31)
Payable for investment securities purchased                            (6,996)
Other assets and liabilities, net                                        (246)
                                                                    ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                (3,924)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value) based on
  17,582,806 outstanding shares of beneficial interest                 326,909
Accumulated net investment loss                                          (578)
Accumulated net realized loss on investments                         (110,766)
Net unrealized appreciation on investments                              36,108
                                                                    ------------
TOTAL NET ASSETS-- 100.0%                                           $  251,673
                                                                    ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                       $14.31
                                                                    ------------

* Non-income producing security.
^ Bermuda domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

STATEMENT OF OPERATIONS (000)
For the six month period ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
   Dividends .......................................          $      740
   Interest ........................................                  41
   Less: Foreign Taxes Withheld ....................                  (1)
                                                              -----------
     Total Investment Income .......................                 780
                                                              -----------
EXPENSES:
   Investment Advisory Fees ........................               1,132
   Administrative Fees .............................                 170
   Printing Fees ...................................                  29
   Professional Fees ...............................                  26
   Trustees' Fees ..................................                  15
   Transfer Agent Fees .............................                  12
   Custodian Fees ..................................                   9
   Other Fees ......................................                  16
                                                              -----------
        Total Expenses .............................               1,409
                                                              -----------
LESS:
   Waiver of Investment Advisory Fees ..............                 (51)
                                                              -----------
        Net Expenses ...............................               1,358
                                                              -----------
NET INVESTMENT LOSS ................................                (578)
                                                              -----------
Net Realized Loss from Security Transactions .......              (3,461)
Net Change in Unrealized Appreciation on Investments              32,908
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....              29,447
                                                              -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...          $   28,869
                                                              -----------

The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended June 30, 2003 (Unaudited) and the year ended December 31, 2002, respectively

                                                                                    01/01/03               01/01/02
                                                                                       to                     to
                                                                                    06/30/03               12/31/02
                                                                                   ---------              ---------
INVESTMENT ACTIVITIES:
   Net Investment Loss ...............................................             $    (578)             $  (1,801)
   Net Realized Loss from Security Transactions ......................                (3,461)              (105,029)
   Net Change in Unrealized Appreciation (Depreciation) on Investments                32,908                (32,341)
                                                                                   ---------              ---------
   Net Increase (Decrease) in Net Assets Resulting from Operations ...                28,869               (139,171)
                                                                                   ---------              ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Gains from Security Transactions .....................                  --                   (4,652)
                                                                                   ---------              ---------
   Total Distributions ...............................................                  --                   (4,652)
                                                                                   ---------              ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued .....................................................                 9,687                 70,864
   Shares Issued upon Reinvestment of Distributions ..................                  --                    4,652
   Shares Redeemed ...................................................               (31,022)              (122,605)
                                                                                   ---------              ---------
   Decrease in Net Assets Derived from Capital Share Transactions ....               (21,335)               (47,089)
                                                                                   ---------              ---------
   Total Increase (Decrease) in Net Assets ...........................                 7,534               (190,912)
                                                                                   ---------              ---------
NET ASSETS:
   Beginning of Period ...............................................               244,139                435,051
                                                                                   ---------              ---------
   End of Period .....................................................             $ 251,673              $ 244,139
                                                                                   ---------              ---------
SHARES ISSUED AND REDEEMED:
   Shares Issued .....................................................                   720                  4,026
   Shares Issued upon Reinvestment of Distributions ..................                  --                      350
   Shares Redeemed ...................................................                (2,548)                (8,388)
                                                                                   ---------              ---------
   Decrease in Shares Outstanding ....................................                (1,828)                (4,012)
                                                                                   ---------              ---------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Fiscal Year or Period

                                       Net
           Net                    Realized and                                                              Net
          Asset                     Unrealized               Distributions   Distributions                 Asset
          Value         Net          Gains or        Total     from Net         from                       Value
        Beginning   Investment        Losses         from     Investment       Capital         Total        End        Total
        of Period  Income (Loss)  on Securities   Operations   Income           Gains      Distributions  of Period    Return
------------------------------------------------------------------------------------------------------------------------------
2003**    $12.58     $ (0.05)        $1.78        $  1.73           --              --             --      $14.31      13.75%+
2002       18.57       (0.10)        (5.66)         (5.76)          --          $(0.23)      $  (0.23)      12.58     (31.11)%
2001       17.91       (0.03)         1.04           1.01     $  (0.02)          (0.33)         (0.35)      18.57       6.07%
2000       13.46        0.06          4.81           4.87           --           (0.42)         (0.42)      17.91      36.13%
1999       11.61       (0.03)         1.88           1.85           --              --             --       13.46      15.93%
1998       10.48       (0.02)         1.16           1.14           --           (0.01)         (0.01)      11.61      10.94%

                                                                                         Ratio
                                                         Ratio                           of Net
                                                        of Net           Ratio         Investment
                         Ratio          Ratio         Investment      of Expenses     Income (Loss)
                      of Expenses    of Expenses    Income  (Loss)     to Average      to Average
             Net      to Average     to Average       to Average      Net Assets      Net Assets
           Assets     Net Assets      Net Assets       Net Assets      (Excluding      (Excluding
             End      (Excluding     (Including       (Including        Waivers         Waivers       Portfolio
         of Period      Expense        Expense         Expense        and Expense     and Expense      Turnover
            (000)      Reduction)     Reduction)      Reduction)       Reduction)      Reduction)        Rate
------------------------------------------------------------------------------------------------------------------
2003**     251,67          1.20%*        1.20%*        (0.51)%*         1.25%*          (0.56)%*        50.08%+
2002       244,13          1.20%         1.19%         (0.51)%          1.22%           (0.54)%        158.64%
2001       435,05          1.20%         1.20%         (0.19)%          1.20%           (0.19)%        125.30%
2000       274,15          1.20%         1.20%          0.28%           1.21%            0.27%         185.66%
1999       43,484          1.20%         1.20%         (0.20)%          1.29%           (0.29)%        277.95%
1998       44,040          1.20%         1.20%         (0.15)%          1.46%           (0.41)%        293.90%


*  Annualized.
** For the six month period ended June 30, 2003 (Unaudited).
+  Total Return and portfolio turnover have not been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.







The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
As of June 30, 2003 (Unaudited)

1. ORGANIZATION

PBHG Small Cap Portfolio (the "Portfolio") (formerly the PBHG Small Cap Value Portfolio), is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), (formerly the PBHG Mid-Cap Value Portfolio), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio or the Technology & Communications Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2003, 93% of the outstanding shares of the Portfolio were held by the separate accounts of one participating insurance company.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation --Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolio that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

Distributions to Shareholders -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

Directed Brokerage -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are accounted for as realized gains of the Portfolio. During the six month period ended June 30, 2003, the Portfolio received $11,916 under this arrangement.

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PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Continued)

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 1.00% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. At June 30, 2003, the amount of advisory fee waivers and the reimbursement of third party expenses by the adviser subject to possible recapture was $135,982.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor") a wholly-owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services (the "Sub-Administrator"), serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-

Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. Wachovia Bank, National Association serves as the custodian for the Fund.

Certain officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4. INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2003, amounted to $111,702,128 and $137,834,236, respectively.

5. FEDERAL TAX INFORMATION
It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains.
Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2002, were primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital as follows:

                     INCREASE           INCREASE
                    ACCUMULATED       UNDISTRIBUTED
   DECREASE        NET REALIZED      NET INVESTMENT
PAID-IN-CAPITAL        GAIN              INCOME
---------------        ----              ------
  (1,802,433)         $1,825            $1,800,608

This reclassification had no effect on net assets or net asset value per share.

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Concluded)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. At December 31, 2002, the Portfolio had capital loss carryforwards amounting to $90,294,697 which will expire in the year 2010.

At June 30, 2003 the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2003 amounted to $40,720,112 and $4,610,159, respectively.

6. LINE OF CREDIT
The Portfolio may borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Prior to June 4, 2003 the line of credit available to each Portfolio was $250 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings at June 30, 2003, or at any time during the six month period ended June 30, 2003.

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--------------------------------------------------------------------------------
PBHG SMALL CAP PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER SMALL-CAP CORE FUNDS AVERAGE represents 461 mutual funds classified by Lipper, Inc. in the Small-Cap Core category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The RUSSELL 2000(R) INDEX is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000(R) Index.

The Russell 2000(R) Index (the "Index") and the Lipper Small-Cap Core Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible.

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF                                                  NUMBER OF           OTHER
                           POSITION     OFFICE AND                                               PORTFOLIOS IN     DIRECTORSHIPS
                          HELD WITH      LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN        HELD
NAME, ADDRESS, AND AGE     THE FUND     TIME SERVED             DURING PAST 5 YEARS                BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson        Trustee       Trustee     Chief Financial Officer, The Triumph Group, Inc.  27   Director, The Triumph
1550 Liberty Ridge Drive                 since       (manufacturing) since 1992.                            Group, Inc. since 1992
Suite 100                                1997                                                               Trustee, PBHG Funds,
Wayne, PA 19085                                                                                             since 1997.
(58)
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards          Trustee       Trustee     Consultant, Syrus Associates (business and        27   Trustee, Provident
76 Seaview Drive                         since       marketing consulting firm) 1986-2002.                  Investment Counsel Trust
Santa Barbara,                           1997                                                               (investment company-13
California 93108                                                                                            Portfolios) since 1993.
(56)                                                                                                        Trustee, EQ Advisors
                                                                                                            Trust (investment
                                                                                                            company-39 Portfolios)
                                                                                                            since 1997. Trustee,
                                                                                                            PBHG Funds, since
                                                                                                            1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller           Trustee       Trustee     Senior Vice President, Cherry & Webb, CWT         27   Trustee, PBHG Funds,
7 Jennifer Drive                         since       Specialty Stores 1995-2000. Advisor and                since 1997.
Holmdel, New Jersey 07733                1997        Secretary, the Underwoman Shoppes, Inc. (retail
(69)                                                 clothing stores) 1980-2002. Merchandising
                                                     Group Vice President, R.H. Macy & Co. (retail
                                                     department stores) 1958-1995. Retired.
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**         Chairman of   Trustee     Chairman, Chief Executive Officer and Director,   27   Director, Old Mutual
1400 Liberty Ridge Drive   the Board     since       Pilgrim Baxter & Associates, Ltd. since 1982.          (US) Holdings, Inc.
Wayne, PA 19087-5593       and Trustee   1997        Trustee, PBHG Fund Services since May 1996.            since 2000. Trustee,
(57)                                                 Chairman, Chief Executive Officer and                  PBHG Funds, since
                                                     Director, Pilgrim Baxter Value Investors, Inc. June    1997.
                                                     1996 to May 2002. Trustee, PBHG Fund Distributors
                                                     since January 1998. Chairman, Director and Chief
                                                     Executive of Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. Director, PBHG
                                                     Shareholder Services, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
* Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a trustee who may be deemed to be of the Trust, as that an
"interested person" term is defined in the 1940 Act, because he is a Director of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Officers***
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President     President   Director, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive                 since       1982. President, Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                     1997        1982-2003. Trustee, PBHG Fund Services since May
(62)                                                 1996. President, PBHG Funds, since 1997.
                                                     President and Director, Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. President and Director,
                                                     Pilgrim Baxter Value Investors, Inc. June 1996 to May
                                                     2002. Director, PBHG Shareholder Services, Inc.
                                                     since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer,    Treasurer,  Vice President, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive   Chief         Chief       2001 and Director of Mutual Fund Operations, Pilgrim
Wayne, PA 19087-5593       Financial     Financial   Baxter & Associates, Ltd., 1996-2001. Treasurer, Chief
(39)                       Officer,      Officer,    Financial Officer, Controller, PBHG Funds, since 1997.
                           Controller    Controller  President, PBHG Shareholder Services, Inc. since 2001.
                                         since       President, PBHG Fund Distributors, 1999-2003. Vice
                                         1997        President, PBHG Fund Distributors, since March 2003 and
                                                     Treasurer, PBHG Fund Services, May 1996-1999. President,
                                                     PBHG Fund Services since December 1998.


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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS*** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF
                                POSITION             OFFICE AND
                                HELD WITH             LENGTH OF                           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          THE FUND             TIME SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr                 Vice President          Vice                 Senior Vice President, Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive     and Secretary           President            since 2001 and General Counsel and Secretary, Pilgrim
Wayne, PA 19087-5593                                 and                  Baxter & Associates, Ltd. since November 1996. Vice
(41)                                                 Secretary            President and Secretary, PBHG Funds, since 1997.
                                                     since                General Counsel and Secretary, Pilgrim Baxter Value
                                                     1997                 Investors, Inc. November 1996 to May 2002. General
                                                                          Counsel and Secretary PBHG Shareholder Services,
                                                                          since 2001. General Counsel and Secretary, PBHG
                                                                          Fund Services since January 1998. General Counsel and
                                                                          Secretary, PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III        Vice President          Vice                 Vice President, Senior Legal Counsel and Assistant
1400 Liberty Ridge Drive     and Assistant           President            Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
Wayne, PA 19087-5593         Secretary               and                  Distributors, PBHG Fund Services, since December 2001.
(43)                                                 Assistant            Vice President and Assistant Secretary, PBHG Funds,
                                                     Secretary            since 2002. Director and Senior Counsel, Merrill Lynch
                                                     since                Investment Managers, L.P. and Princeton Administrators,
                                                     2002                 L.P. until 2001. Secretary of various Merrill Lynch and
                                                                          Mercury open-end funds, as well as Somerset Exchange
                                                                          Fund and The Europe Fund, Inc., until 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon              Vice President          Vice                 Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                             President            Associates, Ltd., PBHG Fund Services, Pilgrim Baxter
Wayne, PA 19087-5593                                 since                Private Equity Advisor, PBHG Funds, PBHG
(39)                                                 2001                 Shareholder Services and PBHG Fund Distributors
                                                                          since April 2001, Pilgrim Baxter Value Investors, Inc.,
                                                                          April 2001 to May 2002. Vice President and
                                                                          Deputy Compliance Officer, Delaware Investments,
                                                                          1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner            Assistant               Assistant            Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since February 2000. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2000. Fund
 (33)                                                2000                 Accounting Manager, SEI Investments Mutual
                                                                          Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne           Assistant               Assistant            Fund Administration Associate, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since August 2001. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2001. Fund
(30)                                                 2001                 Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                          Accountant, PFPC, Inc., 1998-1999. Annuity Loan
                                                                          Officer and Fund Auditor, Carpenters Health and
                                                                          Welfare of Philadelphia, 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch                Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Global Funds Services and SEI
Oaks, PA 19456               Secretary               and                  Investments Distribution Co. since November
(38)                                                 Assistant            2001. Vice President and Assistant Secretary,
                                                     Secretary            PBHG Funds, since 2002. Associate, Howard,
                                                     since                Rice, Nemouosic, Canady, Falk Rotbicin (Law
                                                     2002                 Firm), 1998-2001. Associate Seward & Kissel LLP
                                                                          (Law Firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Co. and Vice President and Assistant
Oaks, PA 19456               Secretary               and                  Secretary of SEI Investments Global Funds Services
 (35)                                                Assistant            and SEI Investments Distribution Co. since November
                                                     Secretary            1999. Vice President and Assistant Secretary, PBHG
                                                     since 1999           Funds, since 1999. Associate, Dechert Price & Rhoads
                                                                          (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------


***Officer of the Trust until such time as his or her successor is duly elected and qualified.

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[OBJECT OMITTED]

PBHG Insurance Series Fund
--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Dear Shareholder:

The first six months of 2003 were characterized by uncertainty surrounding the war with Iraq, a weak U.S. dollar, and a stock market seemingly on the verge of recovery. No where was that recovery more evident than in the performance of technology stocks, which did relatively well compared to broader market indices. The PBHG Technology & Communications Portfolio posted a year-to-date gain at net asset of value of 18.00%, compared to its PSE Technology Index(R) benchmark, which posted a return of 22.88%.

PERFORMANCE DISCUSSION

Fueled by additional interest rate cuts and a new tax relief package, the past six months saw the U.S. stock market return its most impressive gains in years. And with the exception of June, technology stocks led most of the way, substantially accounting for the impressive 21.51% six-month gain for the NASDAQ Composite Index. Technology, and in particular biotechnology stocks, significantly outperformed even the broader market indices. The strong market performance of the second quarter was a much-needed change of pace for equity investors.

As the war in Iraq came to an end and fears of terrorism began to fade, many investors started to once again focus on the U.S. economy and its prospects for growth. We believe the U.S. economy is gradually getting back on track, as evidenced by historically low interest rates, the recent tax cuts, and a weak U.S. dollar, which should all help U.S. exports. Furthermore, the news on corporate profits has generally been improving. These factors in combination have produced greater optimism for corporate profits in the second half of 2003, which in part helped fuel the second quarter rally.

For the Portfolio, semiconductor related stocks contributed the most to performance during the six-month period ended June 30, 2003. Our holdings in software and Internet companies also made strong contributions to performance. Nvidia, a maker of graphics chips for computers, led the way as the top contributor. Other highlights in the semiconductor area include Broadcom, PMC-Sierra, and Marvell Technology Group--all of which made positive contributions during this period. Unfortunately, our underweight position in the biotechnology area was one of the primary reasons for underperformance relative to the benchmark.

LOOKING FORWARD

Significant improvements in the economic and market landscape during the second quarter of 2003 considerably brighten, in our view, the prospects for future improvement in business fundamentals. Several factors are working in favor of an economic recovery, such as low interest rates, a strong housing market and the recent tax cuts. These factors are intended to fuel spending and accelerate economic growth, which should in turn reinforce the uptrend in corporate profits and sustain the recent rally in the stock market. However, given the strength of the recent rally, it might not be unusual to experience a minor pullback. Corrections within a market uptrend are needed to cool down emerging speculative excesses.

The breadth and depth of current technology product offerings to both consumers and businesses is as great as ever. As economic growth improves, we believe technology companies are well positioned to grow ahead of the economy. We continue to seek out new opportunities in the overall technology market, as well as medical technology and biotechnology. We believe both sectors are showing signs of attractive growth and meet our criteria for investment. As bottom-up investors, we remain focused on earnings growth and business prospects, while carefully sifting through our research to find companies with attractive growth prospects.

Sincerely,

/S/ Gary L. Pilgrim

Gary L. Pilgrim, CFA
Portfolio Manager

/S/ Jerome J. Heppelmann

Jerome J. Heppelmann, CFA
Portfolio Manager

/S/ Raymond J. McCaffrey

Raymond J. McCaffrey, CFA
Portfolio Manager

/S/ Michael S. Sutton

Michael S. Sutton, CFA
Portfolio Manager

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO                         (Unaudited)


----------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN 1 AS OF JUNE 30, 2003
----------------------------------------------------------------------------------------------------------------------------
                                                                             Annualized        Annualized      Annualized
                                              Six             One Year       Three Year        Five Year       Inception to
                                              Months 2         Return         Return            Return          Date 3
----------------------------------------------------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio    18.00%          (4.84)%        (49.58)%          (10.02)%        (5.85)%
----------------------------------------------------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
           PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO VERSUS THE PSE
      TECHNOLOGY INDEX(R) AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                   PBHG TECH & COMM  PORTFOLIO               PSE TECHNOLOGY INDEX       LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE
4/30/97                       10,000                                10,000                               10,000
5/31/97                        9,990                                11,210                               11,325
6/30/97                       10,320                                11,288                               11,474
7/31/97                       11,550                                13,031                               12,977
8/31/97                       11,490                                13,014                               12,964
9/30/97                       12,290                                13,456                               13,617
10/31/97                      10,790                                12,074                               12,449
11/30/97                      10,550                                12,108                               12,353
12/31/97                      10,410                                11,640                               12,071
1/31/98                       10,040                                12,116                               12,386
2/28/98                       11,150                                13,602                               13,817
3/31/98                       11,590                                13,870                               14,235
4/30/98                       11,860                                14,412                               14,801
5/31/98                       10,840                                13,272                               13,757
6/30/98                       11,690                                13,881                               14,823
7/31/98                       11,082                                13,846                               14,589
8/31/98                        9,331                                11,251                               11,667
9/30/98                       10,642                                12,844                               13,180
10/31/98                      10,812                                14,301                               14,176
11/30/98                      12,032                                15,889                               15,987
12/31/98                      13,762                                18,050                               18,580
1/31/99                       16,613                                20,697                               21,437
2/28/99                       14,832                                18,574                               19,510
3/31/99                       17,423                                19,996                               21,711
4/30/99                       18,543                                20,703                               22,364
5/31/99                       17,773                                21,308                               22,092
6/30/99                       20,283                                24,133                               24,727
7/31/99                       19,973                                23,989                               24,477
8/31/99                       21,573                                25,224                               25,709
9/30/99                       22,063                                25,260                               26,431
10/31/99                      26,494                                26,749                               29,267
11/30/99                      31,475                                30,608                               34,111
12/31/99                      46,017                                39,140                               42,587
1/31/2000                     47,367                                38,294                               41,863
2/29/2000                     67,680                                47,031                               53,183
3/31/2000                     57,469                                46,801                               51,082
4/30/2000                     47,577                                43,823                               45,070
5/31/2000                     39,836                                40,067                               39,689
6/30/2000                     53,808                                44,375                               46,098
7/31/2000                     49,107                                41,393                               43,895
8/31/2000                     57,549                                47,158                               50,655
9/30/2000                     53,118                                41,860                               45,523
10/31/2000                    43,064                                39,154                               40,652
11/30/2000                    26,376                                32,731                               30,359
12/31/2000                    26,634                                32,832                               29,688
1/31/2001                     28,570                                37,003                               32,687
2/28/2001                     20,032                                30,255                               23,786
3/31/2001                     14,946                                26,708                               19,930
4/30/2001                     18,591                                31,056                               23,893
5/31/2001                     17,656                                29,939                               22,868
6/30/2001                     16,763                                29,287                               22,650
7/31/2001                     15,441                                27,763                               20,673
8/31/2001                     12,774                                25,531                               18,027
9/30/2001                      9,272                                20,881                               14,077
10/31/2001                    10,947                                24,181                               16,339
11/30/2001                    12,973                                27,452                               18,862
12/31/2001                    12,700                                27,769                               19,045
1/31/2002                     12,623                                27,631                               18,733
2/28/2002                     10,441                                25,375                               16,161
3/31/2002                     11,493                                27,689                               17,693
4/30/2002                      9,779                                24,471                               15,541
5/31/2002                      8,922                                23,491                               14,623
6/30/2002                      7,246                                20,766                               12,660
7/31/2002                      6,623                                18,347                               11,275
8/31/2002                      6,233                                18,116                               10,943
9/30/2002                      5,220                                15,614                                9,305
10/31/2002                     5,922                                18,217                               10,860
11/30/2002                     6,857                                20,808                               12,685
12/31/2002                     5,844                                18,567                               10,961
1/31/2003                      5,688                                18,398                               10,924
2/28/2003                      5,805                                18,512                               10,974
3/31/2003                      5,688                                18,504                               10,927
4/30/2003                      6,194                                20,162                               12,021
5/31/2003                      6,935                                22,655                               13,515
6/30/2003                      6,896                                22,816                               13,599

1 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT
  RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. The PBHG Technology & Communications Portfolio's total return is based on net change in NAV, assuming reinvestment of distributions.The performance figures quoted may be lower at this time due to recent market volatility. Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future. Securities of smaller companies involve more risk and price volatility than larger, more established companies. Funds that concentrate investments in one or a group of industries may involve greater risks than more diversified funds, including greater potential for volatility. The Portfolio's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns for certain periods may reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Technology & Communications Portfolio should have a long-term investment horizon. PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown above does not reflect the expenses of the insurance company separate accounts. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The performance results are subject to change since June 30, 2003.
2 The six month return has not been annualized.
3 PBHG Technology & Communications Portfolio commenced operations on April 30,
  1997.
4 For more information on the PSE Technology Index(R) please see the PBHG
  Disclosure Notes on page 111.
5 For more information on the Lipper Science & Technology Funds Average please see the PBHG Disclosure Notes on page 111.

SECTOR WEIGHTINGS AT JUNE 30, 2003*

[PIE CHART]

Aerospace/Defense               (1%)
Biotech                         (9%)
Computer
Hardware                       (11%)
Internet                        (6%)
Networking/
Telecom Eq.                     (9%)
Semiconductor                  (26%)
Semiconductor
Eq.                             (8%)
Services                       (11%)
Software                       (13%)
Telecom/Media                   (4%)
Other                           (2%)

* % of Equity

TOP TEN COMMON STOCK HOLDINGS AT JUNE 30, 2003

Amgen                                                        2.3%
Boston Scientific                                            2.3%
Qualcomm                                                     1.9%
Electronic Arts                                              1.9%
eBay                                                         1.8%
Microsoft                                                    1.8%
Fairchild Semiconductor International, Cl A                  1.8%
Applied Materials                                            1.7%
KLA-Tencor                                                   1.7%
Dell Computer                                                1.7%
-----------------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS                            18.9%

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

STATEMENT OF NET ASSETS
As of June 30, 2003 (Unaudited)


--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK-- 95.9%
CONSUMER CYCLICAL-- 4.2%
CABLE TV-- 1.0%
Comcast, Cl A*                                           65,300        $ 1,883
                                                                       ---------
                                                                         1,883
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 1.9%
Electronic Arts*                                         50,000          3,700
                                                                       ---------
                                                                         3,700
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.5%
AOL Time Warner*                                         63,900          1,028
                                                                       ---------
                                                                         1,028
--------------------------------------------------------------------------------
TOYS -- 0.8%
Leapfrog Enterprises*                                    48,200          1,533
                                                                       ---------
                                                                         1,533
                                                                       ---------
TOTAL CONSUMER CYCLICAL (COST $6,132)                                    8,144
                                                                       ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 8.6%
MEDICAL INSTRUMENTS -- 3.2%
Boston Scientific*                                       72,600          4,436
Medtronic                                                37,800          1,813
                                                                       ---------
                                                                         6,249
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.2%
Biomet                                                   80,700          2,313
                                                                       ---------
                                                                         2,313
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.6%
Amgen*                                                   67,500          4,485
Genentech*                                                6,600            476
                                                                       ---------
                                                                         4,961
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.5%
Celgene*                                                 32,900          1,000
                                                                       ---------
                                                                         1,000
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.1%
Gilead Sciences*                                         38,400          2,134
                                                                       ---------
                                                                         2,134
                                                                       ---------
TOTAL HEALTH CARE (COST $ 12,979)                                       16,657
                                                                       ---------
--------------------------------------------------------------------------------
INDUSTRIAL -- 5.8%
AEROSPACE/DEFENSE -- 1.4%
Lockheed Martin                                          57,000          2,711
                                                                       ---------
                                                                         2,711
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.5%
Park Electrochemical                                     50,100          1,000
                                                                       ---------
                                                                         1,000
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                       Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.7%
Flextronics International*++                            140,700        $ 1,462
Jabil Circuit*                                           86,200          1,905
                                                                       ---------
                                                                         3,367
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 2.2%
Applera - Applied Biosystems Group                      120,900          2,301
FEI*                                                    106,700          2,001
                                                                       ---------
                                                                         4,302
                                                                       ---------
TOTAL INDUSTRIAL (COST$11,132)                                          11,380
                                                                       ---------
--------------------------------------------------------------------------------
SERVICES -- 7.8%
COMPUTER SERVICES -- 4.8%
BISYS Group*                                            147,000          2,700
DST Systems*                                             69,600          2,645
Sungard Data Systems*                                    82,300          2,133
Unisys*                                                 151,800          1,864
                                                                       ---------
                                                                         9,342
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 3.0%
eBay*                                                    34,900          3,636
InterActiveCorp*                                         54,200          2,144
                                                                       ---------
                                                                         5,780
                                                                       ---------
TOTAL SERVICES (COST $12,070)                                           15,122
                                                                       ---------
--------------------------------------------------------------------------------
TECHNOLOGY -- 69.5%
APPLICATIONS SOFTWARE -- 3.9%
Infosys Technologies ADR                                 46,000          2,468
Microsoft                                               141,800          3,631
Siebel Systems*                                         166,300          1,587
                                                                       ---------
                                                                         7,686
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.1%
AT&T Wireless Services*                                 259,900          2,134
                                                                       ---------
                                                                         2,134
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.0%
Avid Technology*                                         56,000          1,964
                                                                       ---------
                                                                         1,964
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.6%
NetScreen Technologies*                                  52,000          1,173
                                                                       ---------
                                                                         1,173
--------------------------------------------------------------------------------
COMPUTERS -- 2.8%
Dell Computer*                                          105,600          3,375
Sun Microsystems*                                       433,300          1,993
                                                                       ---------
                                                                         5,368
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.8%
Cray*                                                   197,900          1,563
                                                                       ---------
                                                                         1,563
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.8%
EMC*                                                    229,900          2,407
Network Appliance*                                      125,300          2,031
Seagate Technology*^                                     55,500            980
                                                                       ---------
                                                                         5,418
--------------------------------------------------------------------------------

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PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

----------------------------------------------------------------------
                                                             Market
Description                                  Shares        Value (000)
----------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 6.3%
Automatic Data Processing                     91,600       $    3,102
Filenet*                                      89,600            1,616
First Data                                    58,100            2,408
Fiserv*                                       63,000            2,243
Legato Systems*                               94,500              793
Veritas Software*                             72,000            2,064
                                                           -----------
                                                               12,226
----------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.0%
Cognos*^^                                     69,000            1,863
                                                           -----------
                                                                1,863
----------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 12.9%
Altera*                                       87,300            1,432
Broadcom, Cl A*                               83,200            2,072
Cree*                                         14,000              228
DSP Group*                                   130,500            2,810
----------------------------------------------------------------------
Fairchild Semiconductor
   International, Cl A*                      270,800            3,463
Intel                                         97,300            2,022
International Rectifier*                      38,900            1,043
Microchip Technology                          73,700            1,815
National Semiconductor*                       68,600            1,353
Nvidia*                                       84,300            1,940
PMC - Sierra*                                140,200            1,645
QLogic*                                       52,700            2,547
Semtech*                                      68,100              970
Texas Instruments                             98,700            1,737
                                                           -----------
                                                               25,077
----------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.7%
Synopsys*                                     20,600            1,274
                                                           -----------
                                                                1,274
----------------------------------------------------------------------
ELECTRONIC FORMS -- 0.5%
Adobe Systems                                 30,600              981
                                                           -----------
                                                                  981
----------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.6%
Hyperion Solutions*                           32,000            1,080
Oracle*                                      266,900            3,208
SAP ADR                                       28,900              845
                                                           -----------
                                                                5,133
----------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.9%
Cisco Systems*                                98,800            1,649
Foundry Networks*                            112,800            1,624
Juniper Networks*                            195,000            2,412
                                                           -----------
                                                                5,685
----------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 1.6%
Pitney Bowes                                  82,700            3,177
                                                           -----------
                                                                3,177
----------------------------------------------------------------------



-----------------------------------------------------------------------
                                                              Market
Description                                     Shares      Value (000)
-----------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 10.2%
Analog Devices*                                 87,400      $   3,043
Emulex*                                         59,600          1,357
GlobespanVirata*                                90,000            743
Linear Technology                               92,200          2,970
Marvell Technology Group*+                      90,300          3,104
Maxim Integrated Products                       66,700          2,280
Micrel*                                        136,800          1,421
Power Integrations*                             74,400          1,809
Taiwan Semiconductor Manufacturing
   Limited ADR*                                 95,500            963
United Microelectronics ADR*                   597,300          2,240
                                                            -----------
                                                               19,930
-----------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 7.5%
Applied Materials*                             217,000          3,442
Axcelis Technologies*                          234,200          1,433
KLA-Tencor*                                     73,200          3,403
Lam Research*                                  102,300          1,863
Novellus Systems*                               69,400          2,541
Teradyne*                                       59,900          1,037
Varian Semiconductor
   Equipment Associates*                        30,300            902
                                                            -----------
                                                               14,621
-----------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.8%
Adtran*                                         10,000            513
Comverse Technology*                           121,000          1,819
Nokia ADR                                      189,200          3,108
                                                            -----------
                                                                5,440
-----------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.2%
Amdocs Limited*                                101,100          2,426
                                                            -----------
                                                                2,426
-----------------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.9%
Macromedia*                                     85,300          1,795
                                                            -----------
                                                                1,795
-----------------------------------------------------------------------
WEB PORTALS/ISP -- 2.4%
United Online*                                  62,200          1,576
Yahoo!*                                         91,600          3,001
                                                            -----------
                                                                4,577
-----------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.0%
Motorola                                       220,200          2,077
Qualcomm                                       104,200          3,725
                                                            -----------
                                                                5,802
                                                            -----------
TOTAL TECHNOLOGY (COST $ 114,523)                             135,313
                                                            -----------
TOTAL COMMON STOCK (COST $156,836)                            186,616
                                                            -----------
-----------------------------------------------------------------------

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PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO


--------------------------------------------------------------------------------
                                                     Shares/Face        Market
Description                                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 1.0%
INDEX FUND-LARGE CAP -- 1.0%
Nasdaq-100 Index Tracking Stock*                         65,200     $      1,952
                                                                    ------------
                                                                           1,952
                                                                    ------------
TOTAL INVESTMENT COMPANY (COST $1,534)                                     1,952
                                                                    ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.4%
Morgan Stanley
   1.08%, dated 06/30/03, matures
   07/01/03, repurchase price $8,525,955
   (collateralized by U.S. Government
   Obligations: total market value
   $8,697,570) (A)                                    $   8,526            8,526
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (COST$8,526)                                    8,526
                                                                    ------------

TOTAL INVESTMENTS-- 101.3% (COST$166,896)                                197,094
                                                                    ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.3%)
Payable for investment advisory fees                                       (139)
Payable for administrative fees                                             (25)
Payable for investment securities purchased                              (3,541)
Other assets and liabilities, net                                          1,190
                                                                    ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (2,515)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value) based on
   109,831,348 outstanding shares of beneficial interest               1,653,736
Accumulated net investment loss                                            (716)
Accumulated net realized loss on investments                         (1,488,639)
Net unrealized appreciation on investments                                30,198
                                                                    ------------
TOTAL NET ASSETS-- 100.0%                                           $    194,579
                                                                    ------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                         $1.77
                                                                    ------------

* Non-income producing security.
^ -- Cayman Islands domiciled security traded on the New York Stock Exchange. ^^ -- Canada domiciled security traded on the Nasdaq Stock Market.
+ -- Bermuda domiciled security traded on the Nasdaq Stock Market.
++ -- Singapore domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

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PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

STATEMENT OF OPERATIONS (000)
For the six month period ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
   Dividends .......................................             $    212
   Interest ........................................                   46
   Less: Foreign Taxes Withheld ....................                  (12)
                                                                 --------
     Total Investment Income .......................                  246
                                                                 --------
EXPENSES:
   Investment Advisory Fees ........................                  737
   Administrative Fees .............................                  130
   Printing Fees ...................................                   33
   Professional Fees ...............................                   20
   Transfer Agent Fees .............................                   12
   Trustees' Fees ..................................                   12
   Custodian Fees ..................................                    7
   Other Fees ......................................                   11
                                                                 --------
        Net Expenses ...............................                  962
                                                                 --------
NET INVESTMENT LOSS ................................                 (716)
                                                                 --------
Net Realized Loss from Security Transactions .......               (3,671)
Net Change in Unrealized Appreciation on Investments               33,824
                                                                 --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....               30,153
                                                                 --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...             $ 29,437
                                                                 --------

The accompanying notes are an integral part of the financial statements.

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PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six month period ended June 30, 2003 (Unaudited) and the year ended December 31, 2002, respectively


                                                                                01/01/03               01/01/02
                                                                                   to                     to
                                                                                06/30/03               12/31/02
                                                                               ---------              ---------
INVESTMENT ACTIVITIES:
   Net Investment Loss ...........................................             $    (716)             $  (2,170)
   Net Realized Loss from Security Transactions ..................                (3,671)              (260,769)
   Net Change in Unrealized Appreciation on Investments ..........                33,824                 36,952
                                                                               ---------              ---------
   Net Increase (Decrease) in Net Assets Resulting from Operations                29,437               (225,987)
                                                                               ---------              ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued .................................................                35,977                 65,005
   Shares Redeemed ...............................................               (39,101)              (124,441)
                                                                               ---------              ---------
   Decrease in Net Assets Derived from Capital Share Transactions                 (3,124)               (59,436)
                                                                               ---------              ---------
   Total Increase (Decrease) in Net Assets .......................                26,313               (285,423)
                                                                               ---------              ---------
NET ASSETS:
   Beginning of Period ...........................................               168,266                453,689
                                                                               ---------              ---------
   End of Period .................................................             $ 194,579              $ 168,266
                                                                               ---------              ---------
SHARES ISSUED AND REDEEMED:
   Shares Issued .................................................                21,882                 30,587
   Shares Redeemed ...............................................               (24,586)               (57,045)
                                                                               ---------              ---------
   Decrease in Shares Outstanding ................................                (2,704)               (26,458)
                                                                               ---------              ---------

The accompanying notes are an integral part of the financial statements



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PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS
For a Share OutstandingThroughout Each Fiscal Year or Period





                                       Net
           Net                    Realized and                                                             Net
          Asset                     Unrealized                        Distributions                       Asset
          Value         Net          Gains or             Total           from                            Value
        Beginning   Investment        Losses              from           Capital         Total             End         Total
        of Period      Loss       on Securities        Operations         Gains      Distributions      of Period      Return
---------------------------------------------------------------------------------------------------------------------------------
2003**   $   1.50     $  (0.01)     $    0.28          $   0.27            --            --              $1.77          18.00%+
2002         3.26        (0.03)        (1.73)             (1.76)           --            --               1.50         (53.99)%
2001 1      24.77        (0.03)       (14.63)            (14.66)        (6.85)     $  (6.85)              3.26         (52.32)%
2000        46.01        (0.34)       (17.29)            (17.63)        (3.61)        (3.61)             24.77         (42.12)
1999 1      13.76        (0.13)         32.38             32.25            --            --              46.01         234.38%
1998        10.41        (0.04)          3.39              3.35            --            --              13.76          32.20%

                                                                                          Ratio
                                                          Ratio                           of Net
                                                         of Net           Ratio         Investment
                          Ratio          Ratio         Investment      of Expenses         Loss
                       of Expenses    of Expenses         Loss          to Average      to Average
              Net      to Average     to Average       to Average      Net Assets       Net Assets
            Assets     Net Assets      Net Assets       Net Assets      (Excluding      (Excluding
              End      (Excluding     (Including       (Including        Waivers         Waivers       Portfolio
          of Period      Expense        Expense         Expense        and Expense     and Expense      Turnover
             (000)      Reduction)     Reduction)      Reduction)       Reduction)      Reduction)        Rate
----------------------------------------------------------------------------------------------------------------
2003**     $ 194,579       1.11%*        1.11%*           (0.83)%*         1.11%*         (0.83)%*      112.52%+
2002         168,266       1.08%         1.03%            (0.80)%          1.08%          (0.85)%        236.25%
2001 1       453,689       1.05%         1.05%            (0.58)%          1.05%          (0.58)%        285.73%
2000       1,160,087       1.04%         1.04%            (0.77)%          1.04%          (0.77)%        311.59%
1999 1     1,635,448       1.09%         1.09%            (0.64)%          1.09%          (0.64)%        273.76%
1998          32,493       1.20%         1.20%            (0.55)%          1.56%          (0.91)%        264.58%

*  Annualized.
** For the six month period ended June 30, 2003 (Unaudited).
+  Total return and portfolio turnover have not been annualized.
1 Per share calculations were performed using the average shares for the period.
 Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
As of June 30, 2003 (Unaudited)

1. ORGANIZATION

PBHG Technology & Communications Portfolio (the "Portfolio") is a series of PBHG Insurance Series Fund (the "Fund"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and eight others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), the PBHG Mid-Cap Portfolio (the "Mid-Cap Portfolio"), (formerly the PBHG Mid-Cap Value Portfolio), the PBHG Select 20 Portfolio (the "Select 20 Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio"), the PBHG Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"), the PBHG Small Cap Portfolio (the "Small Cap Portfolio"), (formerly the PBHG Small Cap Value Portfolio), and the PBHG Stable Value Portfolio (the "Stable Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Mid-Cap Portfolio, the Select 20 Portfolio, the Select Value Portfolio, the Small Cap Growth Portfolio or the Small Cap Portfolio, whose financial statements are presented separately. The Stable Value Portfolio is not currently offered. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2003, 79% of the outstanding shares of the Portfolio were held by the separate accounts of one participating insurance company.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation --Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolio that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a market and prior to the calculation of NAV, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold.

Distributions to Shareholders -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

Directed Brokerage -- The Portfolio may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolio. Directed brokerage arrangements are accounted for as realized gains of the Portfolio. During the six month period ended June 30, 2003, the Portfolio received cash in the amount of $68,266 under this arrangement.

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PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Continued)

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund (the "Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

The Fund has entered into a distribution agreement with PBHG Fund Distributors (the "Distributor") a wholly-owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

SEI Investments Global Funds Services (the "Sub-Administrator"), serves as sub-administrator to the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Sub-Administrator. The Sub-Administrator assists the Administrator in providing administrative services to the Fund. Pursuant to an amended and restated administration agreement between the Administrator and the Sub-Administrator, the Sub-Administrator will be paid the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, and (ii) PBHG Funds, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. Wachovia Bank, National Association serves as the custodian for the Fund.

Certain officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4. INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold, other than short-term investments and U.S. Government securities, for the Portfolio for the six month period ended June 30, 2003, amounted to $187,873,429 and $194,892,438, respectively.

5. FEDERAL TAX INFORMATION
It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains.
Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2002, were primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital as follows:

                                              INCREASE
                                            UNDISTRIBUTED
                        DECREASE            NET INVESTMENT
                    PAID-IN-CAPITAL             INCOME
                    ---------------        ---------------
                      $(2,170,251)          $2,170,251

This reclassification had no effect on net assets or net asset value per share.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a maximum period of eight years. At December 31, 2002, the

                                      109

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(Concluded)

Portfolio had capital loss carryforwards with the following expiration dates:

December 2009           $ 1,190,866,076
December 2010               273,029,022
                        ---------------
                        $ 1,463,895,098
                        ---------------

At June 30, 2003, the total cost of securities and the net realized gains or losses on securities for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for Federal income tax purposes at June 30, 2003 amounted to $32,270,682 and $2,073,252, respectively.

6. CONCENTRATIONS/RISKS
The Portfolio may invest a high percentage of its assets in specific sectors of the market, such as technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not focus its investments in specific sectors.

7. LINE OF CREDIT
The Portfolio may borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to certain funds in the PBHG Fund Family. Prior to June 4, 2003 the line of credit available to each Portfolio was $250 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowings at June 30, 2003, or at any time during the six month period ended June 30, 2003.

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--------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

PBHG DISCLOSURE NOTES (UNAUDITED)

AVERAGE

The LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE represents 352 mutual funds classified by Lipper, Inc. in the Science & Technology category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDEX

The PSE TECHNOLOGY INDEX(R)is a price-weighted index of the top 100 U.S. technology stocks.

The PSE Technology Index(R) (the "Index") and the Lipper Science & Technology Funds Average (the "Average") are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Index and Average assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index and/or Average is not possible






                                      111

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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF                                                  NUMBER OF           OTHER
                           POSITION     OFFICE AND                                               PORTFOLIOS IN     DIRECTORSHIPS
                          HELD WITH      LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX OVERSEEN        HELD
NAME, ADDRESS, AND AGE     THE FUND     TIME SERVED             DURING PAST 5 YEARS                BY TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson        Trustee       Trustee     Chief Financial Officer, The Triumph Group, Inc.  27   Director, The Triumph
1550 Liberty Ridge Drive                 since       (manufacturing) since 1992.                            Group, Inc. since 1992
Suite 100                                1997                                                               Trustee, PBHG Funds,
Wayne, PA 19085                                                                                             since 1997.
(58)
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards          Trustee       Trustee     Consultant, Syrus Associates (business and        27   Trustee, Provident
76 Seaview Drive                         since       marketing consulting firm) 1986-2002.                  Investment Counsel Trust
Santa Barbara,                           1997                                                               (investment company-13
California 93108                                                                                            Portfolios) since 1993.
(56)                                                                                                        Trustee, EQ Advisors
                                                                                                            Trust (investment
                                                                                                            company-39 Portfolios)
                                                                                                            since 1997. Trustee,
                                                                                                            PBHG Funds, since
                                                                                                            1997.
------------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller           Trustee       Trustee     Senior Vice President, Cherry & Webb, CWT         27   Trustee, PBHG Funds,
7 Jennifer Drive                         since       Specialty Stores 1995-2000. Advisor and                since 1997.
Holmdel, New Jersey 07733                1997        Secretary, the Underwoman Shoppes, Inc. (retail
(69)                                                 clothing stores) 1980-2002. Merchandising
                                                     Group Vice President, R.H. Macy & Co. (retail
                                                     department stores) 1958-1995. Retired.
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter**         Chairman of   Trustee     Chairman, Chief Executive Officer and Director,   27   Director, Old Mutual
1400 Liberty Ridge Drive   the Board     since       Pilgrim Baxter & Associates, Ltd. since 1982.          (US) Holdings, Inc.
Wayne, PA 19087-5593       and Trustee   1997        Trustee, PBHG Fund Services since May 1996.            since 2000. Trustee,
(57)                                                 Chairman, Chief Executive Officer and                  PBHG Funds, since
                                                     Director, Pilgrim Baxter Value Investors, Inc. June    1997.
                                                     1996 to May 2002. Trustee, PBHG Fund Distributors
                                                     since January 1998. Chairman, Director and Chief
                                                     Executive of Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. Director, PBHG
                                                     Shareholder Services, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
* Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**Mr. Baxter is a trustee who may be deemed to be of the Trust, as that an
"interested person" term is defined in the 1940 Act, because he is a Director of the Adviser.
------------------------------------------------------------------------------------------------------------------------------------
Officers***
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Pilgrim            President     President   Director, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive                 since       1982. President, Pilgrim Baxter & Associates, Ltd.
Wayne, PA 19087-5593                     1997        1982-2003. Trustee, PBHG Fund Services since May
(62)                                                 1996. President, PBHG Funds, since 1997.
                                                     President and Director, Pilgrim Baxter Private Equity
                                                     Advisors, since November 2000. President and Director,
                                                     Pilgrim Baxter Value Investors, Inc. June 1996 to May
                                                     2002. Director, PBHG Shareholder Services, Inc.
                                                     since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Cummings            Treasurer,    Treasurer,  Vice President, Pilgrim Baxter & Associates, Ltd. since
1400 Liberty Ridge Drive   Chief         Chief       2001 and Director of Mutual Fund Operations, Pilgrim
Wayne, PA 19087-5593       Financial     Financial   Baxter & Associates, Ltd., 1996-2001. Treasurer, Chief
(39)                       Officer,      Officer,    Financial Officer, Controller, PBHG Funds, since 1997.
                           Controller    Controller  President, PBHG Shareholder Services, Inc. since 2001.
                                         since       President, PBHG Fund Distributors, 1999-2003. Vice
                                         1997        President, PBHG Fund Distributors, since March 2003 and
                                                     Treasurer, PBHG Fund Services, May 1996-1999. President,
                                                     PBHG Fund Services since December 1998.

                                       112
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--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS*** (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                                       TERM OF
                                POSITION             OFFICE AND
                                HELD WITH             LENGTH OF                           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE          THE FUND             TIME SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John M. Zerr                 Vice President          Vice                 Senior Vice President, Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive     and Secretary           President            since 2001 and General Counsel and Secretary, Pilgrim
Wayne, PA 19087-5593                                 and                  Baxter & Associates, Ltd. since November 1996. Vice
(41)                                                 Secretary            President and Secretary, PBHG Funds, since 1997.
                                                     since                General Counsel and Secretary, Pilgrim Baxter Value
                                                     1997                 Investors, Inc. November 1996 to May 2002. General
                                                                          Counsel and Secretary PBHG Shareholder Services,
                                                                          since 2001. General Counsel and Secretary, PBHG
                                                                          Fund Services since January 1998. General Counsel and
                                                                          Secretary, PBHG Fund Distributors since January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Putney, III        Vice President          Vice                 Vice President, Senior Legal Counsel and Assistant
1400 Liberty Ridge Drive     and Assistant           President            Secretary, Pilgrim Baxter & Associates, Ltd., PBHG Fund
Wayne, PA 19087-5593         Secretary               and                  Distributors, PBHG Fund Services, since December 2001.
(43)                                                 Assistant            Vice President and Assistant Secretary, PBHG Funds,
                                                     Secretary            since 2002. Director and Senior Counsel, Merrill Lynch
                                                     since                Investment Managers, L.P. and Princeton Administrators,
                                                     2002                 L.P. until 2001. Secretary of various Merrill Lynch and
                                                                          Mercury open-end funds, as well as Somerset Exchange
                                                                          Fund and The Europe Fund, Inc., until 2001.
------------------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon              Vice President          Vice                 Chief Compliance Officer, Pilgrim Baxter &
1400 Liberty Ridge Drive                             President            Associates, Ltd., PBHG Fund Services, Pilgrim Baxter
Wayne, PA 19087-5593                                 since                Private Equity Advisor, PBHG Funds, PBHG
(39)                                                 2001                 Shareholder Services and PBHG Fund Distributors
                                                                          since April 2001, Pilgrim Baxter Value Investors, Inc.,
                                                                          April 2001 to May 2002. Vice President and
                                                                          Deputy Compliance Officer, Delaware Investments,
                                                                          1995-2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner            Assistant               Assistant            Fund Administration Manager, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since February 2000. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2000. Fund
 (33)                                                2000                 Accounting Manager, SEI Investments Mutual
                                                                          Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------------
William P. Schanne           Assistant               Assistant            Fund Administration Associate, Pilgrim Baxter &
1400 Liberty Ridge Drive     Treasurer               Treasurer            Associates, Ltd. since August 2001. Assistant
Wayne, PA 19087-5593                                 since                Treasurer, PBHG Funds, since 2001. Fund
(30)                                                 2001                 Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                          Accountant, PFPC, Inc., 1998-1999. Annuity Loan
                                                                          Officer and Fund Auditor, Carpenters Health and
                                                                          Welfare of Philadelphia, 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch                Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Global Funds Services and SEI
Oaks, PA 19456               Secretary               and                  Investments Distribution Co. since November
(38)                                                 Assistant            2001. Vice President and Assistant Secretary,
                                                     Secretary            PBHG Funds, since 2002. Associate, Howard,
                                                     since                Rice, Nemouosic, Canady, Falk Rotbicin (Law
                                                     2002                 Firm), 1998-2001. Associate Seward & Kissel LLP
                                                                          (Law Firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President          Vice                 Vice President and Assistant Secretary of SEI
One Freedom Valley Road      and Assistant           President            Investments Co. and Vice President and Assistant
Oaks, PA 19456               Secretary               and                  Secretary of SEI Investments Global Funds Services
 (35)                                                Assistant            and SEI Investments Distribution Co. since November
                                                     Secretary            1999. Vice President and Assistant Secretary, PBHG
                                                     since 1999           Funds, since 1999. Associate, Dechert Price & Rhoads
                                                                          (law firm) 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------


***Officer of the Trust until such time as his or her successor is duly elected and qualified.

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[LOGO OMITTED]
PBHG
FUNDS

PBHG Insurance Series Fund
P.O. Box 419229
Kansas City, MO 64141-6229


Investment Adviser
Pilgrim Baxter & Associates, Ltd.


Distributor:
PBHG Fund Distributors

This semi-annual report is for the information of PBHG Insurance Series Fund shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus for PBHG Insurance Series Fund and a performance update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report present past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Managers' comments are as of June 30, 2003, are subject to change, and may not reflect their current views. This material represents the managers' assessment of their portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding the Portfolios or any stock in particular. The purchase and sale information provided should not be construed as a recommendation to purchase or sell a particular security. There is no assurance, as of the date of publication of this material, that the securities purchased remain in the portfolio or that the securities sold have not been repurchased.

PBHG Insurance Series Fund is only available through certain variable annuity and variable life contracts offered by the separate accounts of participating insurance companies. The performance shown in this report does not reflect the expenses of the insurance company separate accounts. You should contact the appropriate insurance company for that information. Variable annuity and life contracts are intended to be long-term investment vehicles. Early redemptions could be subject to surrender charges imposed by the insurance company and tax penalties imposed under the relevant tax code(s). If you have questions about the tax implications of these vehicles, you should contact a qualified tax professional.

03-375 8/03

Item 2.    Code of Ethics.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 3.    Audit Committee Financial Expert.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 4.    Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.  Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PBHG Insurance Series Fund


By (Signature and Title)                           /s/ Gary L. Pilgrim
                                                   ----------------------------
                                                   Gary L. Pilgrim, President
                                                  (Principal Executive Officer)

Date 8/26/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                           /s/ Gary L. Pilgrim
                                                   ----------------------------
                                                   Gary L. Pilgrim, President
                                                   (Principal Executive Officer)

Date 8/26/03


By (Signature and Title)                           /s/ Lee T. Cummings
                                                   ----------------------------
                                                   Lee T. Cummings, Treasurer
                                                   (Principal Financial Officer)

Date 8/26/03